NYLIAC Corporate Sponsored
Variable Universal Life
Separate Account-I
Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities
As of December 31, 2020

	MainStay VP Bond— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
ASSETS:
Investment at net asset value	$56,086,833	$7,303,710	$1,950,739	$3,406,270	$5,682,950
Dividends due and accrued	—	—	—	—	2,402
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	87	—	80	2,633	30
Net receivable from (payable to) the Fund for shares sold or purchased	(66)	—	(80)	(2,631)	(2,432)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	21	—	—	2	—

Total net assets	$56,086,833	$7,303,710	$1,950,739	$3,406,270	$5,682,950

Total shares outstanding	3,649,396	634,344	128,962	275,874	644,623

Net asset value per share (NAV)	$15.37	$11.51	$15.13	$12.35	$8.81

Total units outstanding	2,685,384	546,081	61,952	173,910	324,447
Variable accumulation unit value (lowest to highest)	$20.65 to $27.28	$13.03 to $13.37	$31.44 to $31.61	$19.19 to $19.61	$17.52 to $17.52
Identified cost of investment	$53,125,328	$5,724,104	$1,940,191	$3,253,971	$5,653,638
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$13,400,178	$166,684	$9,494,237	$1,225,307	$186,126,662
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	26,231	2,633	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	108	(26,231)	(2,623)	6	1,232
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	108	—	10	6	1,232

Total net assets	$13,400,178	$166,684	$9,494,237	$1,225,307	$186,126,662

Total shares outstanding	771,477	18,478	624,223	43,329	10,241,765

Net asset value per share (NAV)	$17.37	$9.02	$15.21	$28.28	$18.17

Total units outstanding	556,590	18,898	401,198	27,004	3,543,377
Variable accumulation unit value (lowest to highest)	$10.76 to $24.46	$8.82 to $8.82	$23.14 to $23.75	$42.82 to $50.91	$39.82 to $52.75
Identified cost of investment	$12,616,239	$157,561	$8,435,807	$1,202,557	$183,992,225
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
ASSETS:
Investment at net asset value	$751,027	$284,869	$46,550,059	$66,175,681	$21,466,137
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	355	—	2,663	96	—
Net receivable from (payable to) the Fund for shares sold or purchased	(355)	—	(2,647)	336	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	16	432	—

Total net assets	$751,027	$284,869	$46,550,059	$66,175,681	$21,466,137

Total shares outstanding	66,982	7,276	4,704,735	3,590,007	1,537,799

Net asset value per share (NAV)	$11.21	$39.15	$9.89	$18.43	$13.96

Total units outstanding	42,008	6,892	1,549,730	1,918,872	467,224
Variable accumulation unit value (lowest to highest)	$17.88 to $17.88	$41.38 to $41.38	$29.68 to $41.51	$32.17 to $39.75	$45.94 to $45.94
Identified cost of investment	$734,747	$205,758	$45,900,957	$53,189,424	$21,193,044
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class
ASSETS:
Investment at net asset value	$410,718,485	$6,634,307	$2,127,943	$5,683,444	$6,929,290
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,633	—	—	33	—
Net receivable from (payable to) the Fund for shares sold or purchased	6	—	—	(33)	4
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,639	—	—	—	4

Total net assets	$410,718,485	$6,634,307	$2,127,943	$5,683,444	$6,929,290

Total shares outstanding	5,751,844	565,826	325,100	313,013	599,466

Net asset value per share (NAV)	$71.41	$11.73	$6.55	$18.16	$11.56

Total units outstanding	9,172,102	467,763	287,056	195,519	314,205
Variable accumulation unit value (lowest to highest)	$44.71 to $45.05	$14.18 to $14.18	$7.41 to $7.41	$29.07 to $29.07	$21.52 to $22.09
Identified cost of investment	$214,920,930	$6,044,282	$1,735,381	$4,168,513	$7,657,465
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$32,566,178	$5,694,910	$41,031	$54	$5,721,513
Dividends due and accrued	27	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,363	15,738	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(5,380)	(15,737)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10	1	—	—	—

Total net assets	$32,566,178	$5,694,910	$41,031	$54	$5,721,513

Total shares outstanding	32,562,895	173,822	1,416	4	74,219

Net asset value per share (NAV)	$1.00	$32.76	$28.97	$14.45	$77.09

Total units outstanding	26,880,813	97,574	3,213	7	414,304
Variable accumulation unit value (lowest to highest)	$1.17 to $1.33	$32.73 to $58.91	$12.77 to $12.77	$7.73 to $7.73	$13.81 to $13.81
Identified cost of investment	$32,566,075	$4,572,094	$34,325	$55	$5,205,772
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
ASSETS:
Investment at net asset value	$143,106	$2,032,189	$1,687,891	$1,278	$1,630,749
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,281	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,281)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$143,106	$2,032,189	$1,687,891	$1,278	$1,630,749

Total shares outstanding	4,976	116,860	613,779	115	147,047

Net asset value per share (NAV)	$28.76	$17.39	$2.75	$11.11	$11.09

Total units outstanding	9,354	71,757	37,874	117	135,015
Variable accumulation unit value (lowest to highest)	$15.30 to $15.30	$28.32 to $28.32	$44.57 to $44.57	$10.93 to $10.93	$12.08 to $12.08
Identified cost of investment	$122,298	$1,773,374	$1,333,201	$1,265	$1,512,877
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 1
ASSETS:
Investment at net asset value	$—	$1,073,076	$1,830	$1,199,210	$14,979,324
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	20,985
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(20,954)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	31

Total net assets	$—	$1,073,076	$1,830	$1,199,210	$14,979,324

Total shares outstanding	—	52,167	164	107,168	565,258

Net asset value per share (NAV)	$—	$20.57	$11.17	$11.19	$26.50

Total units outstanding	—	59,370	182	41,536	958,832
Variable accumulation unit value (lowest to highest)	$—	$18.07 to $18.07	$10.05 to $10.05	$28.89 to $28.89	$15.50 to $15.68
Identified cost of investment	$—	$1,002,110	$1,578	$1,057,681	$13,369,727
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Balanced Fund— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1
ASSETS:
Investment at net asset value	$286,042	$60,004	$158,252	$3,477,532	$955,879
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	789	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(789)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$286,042	$60,004	$158,252	$3,477,532	$955,879

Total shares outstanding	19,933	4,637	11,152	84,488	29,285

Net asset value per share (NAV)	$14.35	$12.94	$14.19	$41.16	$32.64

Total units outstanding	23,002	4,624	13,077	90,368	47,984
Variable accumulation unit value (lowest to highest)	$12.44 to $12.44	$12.98 to $12.98	$12.10 to $12.10	$38.48 to $38.48	$19.92 to $19.92
Identified cost of investment	$259,367	$55,491	$146,822	$2,629,322	$746,382
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	American Funds IS Growth Fund— Class 1	American Funds IS Growth-Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
ASSETS:
Investment at net asset value	$15,942,144	$2,735,790	$17,152,406	$11,650,981	$15,071,068
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	5	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2	—	(4)	—	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	—	1	—	1

Total net assets	$15,942,144	$2,735,790	$17,152,406	$11,650,981	$15,071,068

Total shares outstanding	132,619	49,400	725,567	368,819	773,272

Net asset value per share (NAV)	$120.21	$55.38	$23.64	$31.59	$19.49

Total units outstanding	591,302	149,469	1,044,805	650,580	983,638
Variable accumulation unit value (lowest to highest)	$26.67 to $26.97	$18.30 to $18.30	$16.24 to $16.42	$17.71 to $17.91	$15.09 to $15.32
Identified cost of investment	$10,661,968	$2,444,862	$14,092,684	$9,384,248	$13,368,277
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I
ASSETS:
Investment at net asset value	$1,089,829	$5,055,450	$10,499	$142,861	$197,382
Dividends due and accrued	4,895	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	35	—	—	—	125
Net receivable from (payable to) the Fund for shares sold or purchased	(4,930)	—	—	—	(125)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,089,829	$5,055,450	$10,499	$142,861	$197,382

Total shares outstanding	143,510	137,826	211	2,771	5,233

Net asset value per share (NAV)	$7.56	$36.68	$49.66	$51.55	$37.72

Total units outstanding	76,613	68,592	382	9,631	9,983
Variable accumulation unit value (lowest to highest)	$14.23 to $14.23	$73.70 to $73.70	$27.38 to $27.38	$14.83 to $14.83	$19.77 to $19.77
Identified cost of investment	$1,022,027	$3,110,968	$7,671	$126,799	$148,842
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio
ASSETS:
Investment at net asset value	$63,949	$—	$8,056	$49,360	$371,014
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$63,949	$—	$8,056	$49,360	$371,014

Total shares outstanding	1,747	—	808	11,218	40,460

Net asset value per share (NAV)	$36.60	$—	$9.97	$4.40	$9.17

Total units outstanding	4,488	—	751	4,621	13,050
Variable accumulation unit value (lowest to highest)	$14.25 to $14.25	$—	$10.73 to $10.73	$10.68 to $10.68	$28.33 to $28.33
Identified cost of investment	$60,385	$—	$7,793	$48,351	$307,214
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio
ASSETS:
Investment at net asset value	$4,881,522	$172,061	$—	$6,517,413	$7,172,868
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	44	—	—	409	—
Net receivable from (payable to) the Fund for shares sold or purchased	(44)	—	—	(409)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$4,881,522	$172,061	$—	$6,517,413	$7,172,868

Total shares outstanding	165,925	8,980	—	190,791	674,776

Net asset value per share (NAV)	$29.42	$19.16	$—	$34.16	$10.63

Total units outstanding	260,336	16,901	—	310,337	644,063
Variable accumulation unit value (lowest to highest)	$18.75 to $18.75	$10.18 to $10.18	$—	$21.00 to $21.00	$11.14 to $11.14
Identified cost of investment	$3,709,102	$169,008	$—	$4,657,284	$7,204,693
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio
ASSETS:
Investment at net asset value	$1,967,313	$7,923,645	$1,392,287	$23,176,189	$6,036,014
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	17	—	1,320	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(17)	—	(1,320)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,967,313	$7,923,645	$1,392,287	$23,176,189	$6,036,014

Total shares outstanding	135,770	599,822	118,191	873,914	327,866

Net asset value per share (NAV)	$14.49	$13.21	$11.78	$26.52	$18.41

Total units outstanding	147,293	504,797	143,001	1,546,384	392,375
Variable accumulation unit value (lowest to highest)	$13.36 to $13.36	$15.70 to $15.70	$9.74 to $9.74	$14.99 to $14.99	$15.38 to $15.38
Identified cost of investment	$1,890,039	$7,230,678	$1,365,818	$19,538,486	$5,331,619
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
ASSETS:
Investment at net asset value	$13,022,483	$89,878	$54,335	$27,188,681	$744,749
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17	—	—	775	98
Net receivable from (payable to) the Fund for shares sold or purchased	(17)	—	—	(774)	(98)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	1	—

Total net assets	$13,022,483	$89,878	$54,335	$27,188,681	$744,749

Total shares outstanding	1,151,413	6,560	4,566	1,563,466	62,062

Net asset value per share (NAV)	$11.31	$13.70	$11.90	$17.39	$12.00

Total units outstanding	1,021,698	7,809	2,925	676,921	38,545
Variable accumulation unit value (lowest to highest)	$12.75 to $12.75	$11.51 to $11.51	$18.58 to $18.58	$29.96 to $40.20	$19.32 to $19.32
Identified cost of investment	$12,071,693	$83,228	$44,948	$23,616,018	$812,219
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$24,616	$5,448,677	$16,745,536	$2,073,422	$1,393,258
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(1,233)	1	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	1,242	1	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	9	2	—

Total net assets	$24,616	$5,448,677	$16,745,536	$2,073,422	$1,393,258

Total shares outstanding	1,057	480,060	347,634	140,571	58,295

Net asset value per share (NAV)	$23.29	$11.35	$48.17	$14.75	$23.90

Total units outstanding	1,872	508,124	299,146	146,590	43,754
Variable accumulation unit value (lowest to highest)	$13.15 to $13.15	$10.72 to $10.72	$55.32 to $72.56	$14.06 to $14.16	$31.66 to $37.72
Identified cost of investment	$24,186	$5,497,939	$12,154,115	$1,423,366	$1,255,189
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$2,981,606	$1,408,960	$13,755,833	$16,509,873	$7,823,324
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	813	7,590	333
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(812)	(7,590)	(333)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$2,981,606	$1,408,960	$13,755,833	$16,509,873	$7,823,324

Total shares outstanding	238,147	98,667	915,225	980,979	301,361

Net asset value per share (NAV)	$12.52	$14.28	$15.03	$16.83	$25.96

Total units outstanding	256,260	56,741	511,839	571,906	243,852
Variable accumulation unit value (lowest to highest)	$11.64 to $11.64	$24.83 to $24.83	$23.18 to $26.90	$28.87 to $28.87	$32.08 to $32.08
Identified cost of investment	$2,966,436	$1,254,219	$12,241,196	$14,183,353	$6,487,035
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
ASSETS:
Investment at net asset value	$1,021,203	$539,863,998	$1,326,575	$3,622,639	$190,242
Dividends due and accrued	—	2	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	331	460	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(331)	2,845	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	3,307	—	—	—

Total net assets	$1,021,203	$539,863,998	$1,326,575	$3,622,639	$190,242

Total shares outstanding	43,548	539,863,996	17,108	35,171	4,953

Net asset value per share (NAV)	$23.45	$1.00	$77.54	$103.00	$38.41

Total units outstanding	65,649	52,415,002	79,943	61,590	15,661
Variable accumulation unit value (lowest to highest)	$15.56 to $15.56	$10.27 to $10.57	$16.59 to $16.59	$58.84 to $59.17	$12.15 to $12.15
Identified cost of investment	$863,931	$539,863,996	$996,137	$2,534,745	$177,865
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
ASSETS:
Investment at net asset value	$220,132,808	$3,035,486	$263,683	$33,059,602	$11,054,893
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(17,932)	—	—	107	—
Net receivable from (payable to) the Fund for shares sold or purchased	17,951	—	—	(96)	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	19	—	—	11	1

Total net assets	$220,132,808	$3,035,486	$263,683	$33,059,602	$11,054,893

Total shares outstanding	592,408	131,749	24,081	2,346,317	285,509

Net asset value per share (NAV)	$371.59	$23.04	$10.95	$14.09	$38.72

Total units outstanding	4,790,491	250,367	24,035	1,547,584	227,877
Variable accumulation unit value (lowest to highest)	$45.88 to $54.61	$12.12 to $12.12	$10.97 to $10.97	$21.27 to $23.43	$48.40 to $59.70
Identified cost of investment	$151,341,198	$2,749,849	$216,633	$30,865,285	$9,419,938
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$10,955,710	$8,227,305	$171,049	$755,889	$12,410
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,868	—	356	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,868)	—	(356)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$10,955,710	$8,227,305	$171,049	$755,889	$12,410

Total shares outstanding	413,111	472,020	14,483	24,391	882

Net asset value per share (NAV)	$26.52	$17.43	$11.81	$30.99	$14.07

Total units outstanding	408,296	526,837	13,594	46,691	1,039
Variable accumulation unit value (lowest to highest)	$26.83 to $26.83	$15.62 to $15.62	$12.58 to $12.58	$16.19 to $16.19	$11.94 to $11.94
Identified cost of investment	$8,382,499	$8,440,716	$164,568	$618,072	$10,973
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco Oppenheimer V.I. Capital Appreciation Fund— Series I Shares	Invesco Oppenheimer V.I. Total Return Bond Fund— Series I Shares	Invesco V.I. American Value Fund— Series I Shares
ASSETS:
Investment at net asset value	$1,278,698	$93,426	$66,836	$979	$—
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	7	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	—	—	—	—

Total net assets	$1,278,698	$93,426	$66,836	$979	$—

Total shares outstanding	80,169	6,829	950	116	—

Net asset value per share (NAV)	$15.95	$13.68	$70.34	$8.43	$—

Total units outstanding	87,389	2,689	1,821	66	—
Variable accumulation unit value (lowest to highest)	$14.58 to $14.79	$34.74 to $34.74	$36.70 to $36.70	$15.15 to $15.15	$—
Identified cost of investment	$1,130,212	$66,993	$57,603	$904	$—
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Invesco V.I. Core Plus Bond— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$9,134	$2,486,741	$11,759,494	$224,020	$14,333,815
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,316	1,316	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,315)	(1,316)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$9,134	$2,486,741	$11,759,494	$224,020	$14,333,815

Total shares outstanding	1,318	169,281	276,564	21,194	152,147

Net asset value per share (NAV)	$6.93	$14.69	$42.52	$10.57	$94.21

Total units outstanding	835	154,722	499,123	9,713	193,777
Variable accumulation unit value (lowest to highest)	$10.94 to $10.94	$14.00 to $16.23	$23.56 to $23.56	$23.06 to $23.06	$73.98 to $73.98
Identified cost of investment	$9,135	$2,629,424	$10,447,483	$245,182	$11,221,015
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Legg Mason Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$890,024	$5,452,073	$793,591	$1,464,782	$665,648
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	1	1	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	1	—

Total net assets	$890,024	$5,452,073	$793,591	$1,464,782	$665,648

Total shares outstanding	69,806	95,650	12,474	137,927	106,846

Net asset value per share (NAV)	$12.75	$57.00	$63.62	$10.62	$6.23

Total units outstanding	70,026	84,611	25,532	70,808	60,688
Variable accumulation unit value (lowest to highest)	$12.71 to $12.71	$64.44 to $64.44	$30.80 to $32.26	$17.00 to $21.03	$10.97 to $10.97
Identified cost of investment	$818,815	$3,832,432	$565,963	$1,288,249	$646,275
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
ASSETS:
Investment at net asset value	$334,971	$882,913	$8,569,670	$25,106	$76,959
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	51	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(50)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$334,971	$882,913	$8,569,670	$25,106	$76,959

Total shares outstanding	7,100	36,651	108,592	307	5,017

Net asset value per share (NAV)	$47.18	$24.09	$78.92	$81.83	$15.34

Total units outstanding	12,022	31,662	166,729	1,887	6,641
Variable accumulation unit value (lowest to highest)	$27.87 to $27.87	$27.83 to $34.45	$38.33 to $51.79	$13.31 to $13.31	$11.59 to $11.59
Identified cost of investment	$231,271	$826,539	$6,504,669	$18,723	$70,391
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class
ASSETS:
Investment at net asset value	$31,889,545	$3,563,980	$5,269,211	$29,440	$31,462,616
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	268	555	—	—	4
Net receivable from (payable to) the Fund for shares sold or purchased	(268)	(555)	—	—	(4)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$31,889,545	$3,563,980	$5,269,211	$29,440	$31,462,616

Total shares outstanding	2,644,899	467,101	617,872	2,223	3,032,834

Net asset value per share (NAV)	$12.06	$7.63	$8.53	$13.25	$10.37

Total units outstanding	2,457,805	220,249	480,786	2,552	1,808,628
Variable accumulation unit value (lowest to highest)	$12.97 to $12.97	$16.18 to $16.18	$10.96 to $10.96	$11.54 to $11.54	$17.40 to $17.40
Identified cost of investment	$30,237,497	$4,020,403	$5,219,042	$20,860	$27,861,244
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$26,067	$1,016,928	$2,490,739	$1,052,505	$23,303,633
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	62
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(62)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$26,067	$1,016,928	$2,490,739	$1,052,505	$23,303,633

Total shares outstanding	835	67,886	157,742	65,414	664,868

Net asset value per share (NAV)	$31.23	$14.98	$15.79	$16.09	$35.05

Total units outstanding	1,902	66,042	140,583	91,562	785,341
Variable accumulation unit value (lowest to highest)	$13.71 to $13.71	$15.40 to $15.40	$17.72 to $17.72	$11.50 to $11.50	$29.67 to $29.67
Identified cost of investment	$23,741	$948,941	$2,432,642	$955,648	$19,067,000
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value— Initial Class
ASSETS:
Investment at net asset value	$119,551	$130,469	$3,863,603	$7,365	$2,737,844
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	376	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	(376)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$119,551	$130,469	$3,863,603	$7,365	$2,737,844

Total shares outstanding	3,269	10,322	449,779	273	312,183

Net asset value per share (NAV)	$36.57	$12.64	$8.59	$26.96	$8.77

Total units outstanding	2,354	8,859	266,559	113	262,216
Variable accumulation unit value (lowest to highest)	$50.70 to $50.70	$14.73 to $14.73	$14.49 to $14.49	$64.58 to $64.58	$10.44 to $10.44
Identified cost of investment	$75,807	$106,611	$3,430,875	$4,877	$2,119,327
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
ASSETS:
Investment at net asset value	$67,923,521	$3,117,084	$341,771	$4,181,421	$55,337
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$67,923,521	$3,117,084	$341,771	$4,181,421	$55,337

Total shares outstanding	3,329,584	402,724	44,043	244,099	3,593

Net asset value per share (NAV)	$20.40	$7.74	$7.76	$17.13	$15.40

Total units outstanding	1,820,429	112,060	23,063	131,841	4,445
Variable accumulation unit value (lowest to highest)	$28.71 to $37.34	$27.82 to $27.82	$14.82 to $14.82	$31.67 to $37.49	$12.45 to $12.45
Identified cost of investment	$63,683,665	$2,945,027	$333,221	$4,968,969	$62,372
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$260,449	$3,207,620	$6,907,589	$8,858	$2,570,529
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$260,449	$3,207,620	$6,907,589	$8,858	$2,570,529

Total shares outstanding	8,486	238,662	566,660	727	320,915

Net asset value per share (NAV)	$30.69	$13.44	$12.19	$12.19	$8.01

Total units outstanding	19,910	263,215	418,302	803	130,756
Variable accumulation unit value (lowest to highest)	$13.08 to $13.08	$12.19 to $12.19	$16.52 to $16.52	$11.04 to $11.04	$19.69 to $19.69
Identified cost of investment	$209,818	$3,030,065	$6,584,287	$8,349	$2,480,487
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$7,552	$21,601	$8,733	$20,579,299	$3,309
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$7,552	$21,601	$8,733	$20,579,299	$3,309

Total shares outstanding	943	1,962	777	1,393,317	224

Net asset value per share (NAV)	$8.01	$11.01	$11.24	$14.77	$14.77

Total units outstanding	714	2,025	826	681,140	284
Variable accumulation unit value (lowest to highest)	$10.58 to $10.58	$10.67 to $10.67	$10.57 to $10.57	$30.21 to $30.21	$11.64 to $11.64
Identified cost of investment	$7,414	$21,094	$8,650	$19,915,628	$3,486
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$12,280,466	$81,646	$11,258,632	$14,618	$42,070,921
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,702	—	2,702	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(2,702)	—	(2,702)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$12,280,466	$81,646	$11,258,632	$14,618	$42,070,921

Total shares outstanding	1,183,089	7,866	808,810	1,050	3,629,933

Net asset value per share (NAV)	$10.38	$10.38	$13.92	$13.92	$11.59

Total units outstanding	764,582	7,916	572,100	1,314	1,850,145
Variable accumulation unit value (lowest to highest)	$16.07 to $16.07	$10.31 to $10.31	$19.61 to $19.61	$11.13 to $11.13	$22.77 to $22.77
Identified cost of investment	$12,119,356	$81,246	$10,161,976	$13,891	$39,760,478
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
ASSETS:
Investment at net asset value	$41,128	$114,286,084	$1,876,538	$3,532,353	$1,946,407
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	620	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(620)	4	3	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	4	3	3

Total net assets	$41,128	$114,286,084	$1,876,538	$3,532,353	$1,946,407

Total shares outstanding	3,549	2,253,719	74,852	206,812	389,282

Net asset value per share (NAV)	$11.59	$50.71	$25.07	$17.08	$5.00

Total units outstanding	3,790	1,669,676	47,286	120,339	127,922
Variable accumulation unit value (lowest to highest)	$10.85 to $10.85	$68.45 to $68.45	$36.88 to $41.00	$28.57 to $29.48	$15.18 to $15.44
Identified cost of investment	$40,645	$82,222,102	$1,549,041	$3,086,819	$1,856,241
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price New America Growth Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio
ASSETS:
Investment at net asset value	$3,954,480	$6,921,191	$19,055	$435	$993
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$3,954,480	$6,921,191	$19,055	$435	$993

Total shares outstanding	172,534	174,513	2,226	8	49

Net asset value per share (NAV)	$22.92	$39.66	$8.56	$55.13	$20.13

Total units outstanding	115,812	96,483	1,780	30	88
Variable accumulation unit value (lowest to highest)	$34.15 to $34.15	$71.74 to $71.74	$10.70 to $10.70	$14.37 to $14.37	$11.33 to $11.33
Identified cost of investment	$3,506,460	$6,716,828	$18,094	$423	$846
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$33,038,200	$197,354	$250,930	$170,507	$85,207
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	427	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(427)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$33,038,200	$197,354	$250,930	$170,507	$85,207

Total shares outstanding	1,706,854	11,946	18,895	13,331	5,158

Net asset value per share (NAV)	$19.36	$16.52	$13.28	$12.79	$16.52

Total units outstanding	2,710,826	7,657	14,007	11,072	3,652
Variable accumulation unit value (lowest to highest)	$12.19 to $12.19	$25.77 to $25.77	$17.91 to $17.91	$15.40 to $15.40	$23.33 to $23.33
Identified cost of investment	$29,234,193	$171,906	$224,064	$150,487	$72,650
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares
ASSETS:
Investment at net asset value	$17	$33,995	$35,813	$252,650	$422,415
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$17	$33,995	$35,813	$252,650	$422,415

Total shares outstanding	1	2,891	2,924	18,954	47,839

Net asset value per share (NAV)	$11.80	$11.76	$12.25	$13.33	$8.83

Total units outstanding	2	2,087	2,178	12,251	27,875
Variable accumulation unit value (lowest to highest)	$15.57 to $15.57	$16.29 to $16.29	$16.45 to $16.45	$20.62 to $20.62	$15.15 to $15.15
Identified cost of investment	$16	$32,362	$34,055	$218,683	$381,422
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z
ASSETS:
Investment at net asset value	$1,441,880	$4,668	$11,156	$13,430	$304
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,441,880	$4,668	$11,156	$13,430	$304

Total shares outstanding	72,420	468	621	697	16

Net asset value per share (NAV)	$19.91	$9.97	$17.96	$19.27	$19.54

Total units outstanding	87,071	441	887	1,013	23
Variable accumulation unit value (lowest to highest)	$16.56 to $16.56	$10.59 to $10.59	$12.57 to $12.57	$13.26 to $13.26	$13.45 to $13.45
Identified cost of investment	$1,226,688	$4,456	$10,502	$11,806	$299
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I
ASSETS:
Investment at net asset value	$2,437,146	$25,232	$18,524,604	$2,539,532	$81,537
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(78,096)	118,263	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	78,096	(118,262)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$2,437,146	$25,232	$18,524,604	$2,539,532	$81,537

Total shares outstanding	238,235	1,361	1,399,139	136,607	5,068

Net asset value per share (NAV)	$10.23	$18.54	$13.24	$18.59	$16.09

Total units outstanding	235,826	1,501	662,149	151,790	8,091
Variable accumulation unit value (lowest to highest)	$10.33 to $10.33	$16.81 to $16.81	$27.38 to $27.98	$16.73 to $16.73	$10.08 to $10.08
Identified cost of investment	$2,436,609	$25,041	$16,766,963	$2,093,245	$71,959
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)
As of December 31, 2020

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I
ASSETS:
Investment at net asset value	$2,434,804	$4,439	$631,030
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$2,434,804	$4,439	$631,030

Total shares outstanding	128,894	247	19,944

Net asset value per share (NAV)	$18.89	$17.97	$31.64

Total units outstanding	208,936	366	50,577
Variable accumulation unit value (lowest to highest)	$11.65 to $11.65	$12.14 to $12.14	$12.48 to $12.48
Identified cost of investment	$2,411,324	$4,350	$596,270
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations
For the year ended December 31, 2020

	MainStay VP Bond— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,117,927	$198,541	$50,716	$82,989	$238,863
Mortality and expense risk charges	(7,658)	—	(153)	(530)	—

Net investment income (loss)	1,110,269	198,541	50,563	82,459	238,863

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,068,725	755,492	716,218	541,040	4,342,437
Cost of investments sold	(8,823,550)	(533,240)	(739,070)	(461,591)	(4,687,611)

Net realized gain (loss) on investments	245,175	222,252	(22,852)	79,449	(345,174)
Realized gain distribution received	125,312	—	65,051	183,203	—

Change in unrealized appreciation (depreciation) on investments	2,545,056	1,057,696	(107,556)	(369,921)	126,658

Net gain (loss) on investments	2,915,543	1,279,948	(65,357)	(107,269)	(218,516)

Net increase (decrease) in net assets resulting from operations	$4,025,812	$1,478,489	$(14,794)	$(24,810)	$20,347
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$307,344	$2,876	$166,889	$16,708	$137,888
Mortality and expense risk charges	(36,873)	—	(3,472)	(1,894)	(6,976)

Net investment income (loss)	270,471	2,876	163,417	14,814	130,912

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,990,311	20,321	2,564,807	340,193	319,180
Cost of investments sold	(3,222,223)	(20,449)	(2,222,545)	(393,068)	(313,199)

Net realized gain (loss) on investments	(231,912)	(128)	342,262	(52,875)	5,981
Realized gain distribution received	469,666	—	316,700	81,559	48,460

Change in unrealized appreciation (depreciation) on investments	436,189	3,630	303,647	95,888	1,968,361

Net gain (loss) on investments	673,943	3,502	962,609	124,572	2,022,802

Net increase (decrease) in net assets resulting from operations	$944,414	$6,378	$1,126,026	$139,386	$2,153,714
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Mid Cap Core— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$12,927	$1,407	$2,522,927	$425,083	$166,106
Mortality and expense risk charges	(137)	—	(5,172)	(131,792)	—

Net investment income (loss)	12,790	1,407	2,517,755	293,291	166,106

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,350,414	41,287	9,487,464	6,251,309	3,668,344
Cost of investments sold	(1,324,989)	(29,338)	(9,660,380)	(5,658,296)	(4,024,301)

Net realized gain (loss) on investments	25,425	11,949	(172,916)	593,013	(355,957)
Realized gain distribution received	—	23,190	—	3,122,654	1,174,515

Change in unrealized appreciation (depreciation) on investments	6,294	34,831	138,692	6,770,413	945,076

Net gain (loss) on investments	31,719	69,970	(34,224)	10,486,080	1,763,634

Net increase (decrease) in net assets resulting from operations	$44,509	$71,377	$2,483,531	$10,779,371	$1,929,740
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Small Cap Core— Initial Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$5,173,611	$7,087	$48,098	$—	$288,751
Mortality and expense risk charges	(829,066)	—	—	—	(1,321)

Net investment income (loss)	4,344,545	7,087	48,098	—	287,430

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	28,507,187	3,128,065	1,087,182	1,824,647	3,676,327
Cost of investments sold	(15,364,691)	(4,064,873)	(1,395,902)	(1,833,203)	(4,128,452)

Net realized gain (loss) on investments	13,142,496	(936,808)	(308,720)	(8,556)	(452,125)
Realized gain distribution received	2,869,409	—	—	134,053	616,231

Change in unrealized appreciation (depreciation) on investments	41,944,688	992,642	482,103	1,497,039	(595,520)

Net gain (loss) on investments	57,956,593	55,834	173,383	1,622,536	(431,414)

Net increase (decrease) in net assets resulting from operations	$62,301,138	$62,921	$221,481	$1,622,536	$(143,984)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A (a)	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A (a)
INVESTMENT INCOME (LOSS):
Dividend income	$69,873	$—	$13	$1	$—
Mortality and expense risk charges	(5,163)	(177)	—	—	—

Net investment income (loss)	64,710	(177)	13	1	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	33,722,586	235,260	118	4	19,852,433
Cost of investments sold	(33,722,289)	(180,995)	(116)	(5)	(20,149,883)

Net realized gain (loss) on investments	297	54,265	2	(1)	(297,450)
Realized gain distribution received	—	329,205	39	—	45,493

Change in unrealized appreciation (depreciation) on investments	57	1,011,164	6,706	1	515,740

Net gain (loss) on investments	354	1,394,634	6,747	—	263,783

Net increase (decrease) in net assets resulting from operations	$65,064	$1,394,457	$6,760	$1	$263,783
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$18,769	$—	$671	$22,246
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	18,769	—	671	22,246

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,126	2,377,209	310,893	142,621	855,170
Cost of investments sold	(8,615)	(3,944,243)	(596,680)	(131,463)	(807,487)

Net realized gain (loss) on investments	1,511	(1,567,034)	(285,787)	11,158	47,683
Realized gain distribution received	150	85,912	135,883	—	—

Change in unrealized appreciation (depreciation) on investments	20,808	685,414	747,058	13	85,948

Net gain (loss) on investments	22,469	(795,708)	597,154	11,171	133,631

Net increase (decrease) in net assets resulting from operations	$22,469	$(776,939)	$597,154	$11,842	$155,877
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$—	$15,582	$18	$58,747	$249,122
Mortality and expense risk charges	—	—	—	—	(10,300)

Net investment income (loss)	—	15,582	18	58,747	238,822

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	308	251,855	6	2,687,841	1,056,125
Cost of investments sold	(306)	(256,262)	(6)	(2,676,974)	(972,759)

Net realized gain (loss) on investments	2	(4,407)	—	10,867	83,366
Realized gain distribution received	—	—	—	83,548	56,695

Change in unrealized appreciation (depreciation) on investments	—	(1,082)	251	(187,355)	1,235,311

Net gain (loss) on investments	2	(5,489)	251	(92,940)	1,375,372

Net increase (decrease) in net assets resulting from operations	$2	$10,093	$269	$(34,193)	$1,614,194
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Balanced Fund— Class 1 (a)	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$4,300	$860	$1,980	$16,385	$1,914
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	4,300	860	1,980	16,385	1,914

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,337	49,196	3,782	643,128	689,823
Cost of investments sold	(4,184)	(47,495)	(3,580)	(492,449)	(665,217)

Net realized gain (loss) on investments	153	1,701	202	150,679	24,606
Realized gain distribution received	1,176	1,058	5,287	66,461	57,043

Change in unrealized appreciation (depreciation) on investments	23,951	2,419	11,430	525,852	101,064

Net gain (loss) on investments	25,280	5,178	16,919	742,992	182,713

Net increase (decrease) in net assets resulting from operations	$29,580	$6,038	$18,899	$759,377	$184,627
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	American Funds IS Growth Fund— Class 1	American Funds IS Growth-Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$80,752	$38,725	$160,349	$20,866	$173,852
Mortality and expense risk charges	(451)	—	(269)	(121)	(175)

Net investment income (loss)	80,301	38,725	160,080	20,745	173,677

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,348,313	771,871	13,907,263	2,767,906	1,118,857
Cost of investments sold	(5,536,276)	(764,030)	(13,482,460)	(2,707,725)	(973,759)

Net realized gain (loss) on investments	1,812,037	7,841	424,803	60,181	145,098
Realized gain distribution received	346,356	65,738	—	85,847	708,207

Change in unrealized appreciation (depreciation) on investments	4,238,240	232,007	1,503,205	1,660,526	1,593,487

Net gain (loss) on investments	6,396,633	305,586	1,928,008	1,806,554	2,446,792

Net increase (decrease) in net assets resulting from operations	$6,476,934	$344,311	$2,088,088	$1,827,299	$2,620,469
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$46,601	$26,167	$55	$1,344	$27
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	46,601	26,167	55	1,344	27

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	417,651	10,187,189	632	2,735	29,166
Cost of investments sold	(415,554)	(5,700,876)	(471)	(2,547)	(24,739)

Net realized gain (loss) on investments	2,097	4,486,313	161	188	4,427
Realized gain distribution received	—	1,044,262	—	3,992	6,983

Change in unrealized appreciation (depreciation) on investments	43,514	410,165	1,457	12,568	39,019

Net gain (loss) on investments	45,611	5,940,740	1,618	16,748	50,429

Net increase (decrease) in net assets resulting from operations	$92,212	$5,966,907	$1,673	$18,092	$50,456
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$138	$—	$2,350
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	—	138	—	2,350

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	191,507	396	21	1,903	243,367
Cost of investments sold	(166,052)	(359)	(21)	(1,890)	(280,564)

Net realized gain (loss) on investments	25,455	37	—	13	(37,197)
Realized gain distribution received	3,744	—	—	—	9,399

Change in unrealized appreciation (depreciation) on investments	3,565	—	263	1,010	86,110

Net gain (loss) on investments	32,764	37	263	1,023	58,312

Net increase (decrease) in net assets resulting from operations	$32,764	$37	$401	$1,023	$60,662
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class (b)	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$30,328	$—	$6,362	$113,714	$1,560
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	30,328	—	6,362	113,714	1,560

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,426,973	96	281,772	6,195,765	641,234
Cost of investments sold	(1,301,586)	(96)	(294,482)	(8,187,438)	(671,822)

Net realized gain (loss) on investments	125,387	—	(12,710)	(1,991,673)	(30,588)
Realized gain distribution received	70,267	—	13,442	493,311	—

Change in unrealized appreciation (depreciation) on investments	730,014	3,053	(3,065)	1,782,155	106,874

Net gain (loss) on investments	925,668	3,053	(2,333)	283,793	76,286

Net increase (decrease) in net assets resulting from operations	$955,996	$3,053	$4,029	$397,507	$77,846
(b) For the period December 11, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$6,347	$84,315	$678	$382,768	$61,541
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	6,347	84,315	678	382,768	61,541

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	124,378	1,097,160	805	10,984,462	1,846,035
Cost of investments sold	(135,912)	(1,153,559)	(765)	(12,206,414)	(1,890,665)

Net realized gain (loss) on investments	(11,534)	(56,399)	40	(1,221,952)	(44,630)
Realized gain distribution received	6,864	74,266	—	—	—

Change in unrealized appreciation (depreciation) on investments	59,245	573,789	26,469	3,373,737	768,953

Net gain (loss) on investments	54,575	591,656	26,509	2,151,785	724,323

Net increase (decrease) in net assets resulting from operations	$60,922	$675,971	$27,187	$2,534,553	$785,864
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$129,511	$1,451	$506	$298,247	$8,564
Mortality and expense risk charges	—	—	—	(150)	—

Net investment income (loss)	129,511	1,451	506	298,097	8,564

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,056,712	21,278	116,664	11,626,437	86,571
Cost of investments sold	(3,828,869)	(20,448)	(140,885)	(14,607,493)	(153,547)

Net realized gain (loss) on investments	227,843	830	(24,221)	(2,981,056)	(66,976)
Realized gain distribution received	68,356	—	—	2,760,003	49,773

Change in unrealized appreciation (depreciation) on investments	708,231	4,781	30,860	4,062,767	5,241

Net gain (loss) on investments	1,004,430	5,611	6,639	3,841,714	(11,962)

Net increase (decrease) in net assets resulting from operations	$1,133,941	$7,062	$7,145	$4,139,811	$(3,398)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Balanced Portfolio— Initial Class (a)	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$232	$49,262	$37,896	$12,796	$22,154
Mortality and expense risk charges	—	—	(2,721)	(574)	(109)

Net investment income (loss)	232	49,262	35,175	12,222	22,045

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	213,948	198,504	3,465,772	951,902	413,953
Cost of investments sold	(212,150)	(195,394)	(3,024,026)	(922,863)	(479,955)

Net realized gain (loss) on investments	1,798	3,110	441,746	29,039	(66,002)
Realized gain distribution received	3	14,210	81,586	136,070	56,062

Change in unrealized appreciation (depreciation) on investments	430	(49,262)	3,389,393	574,846	66,942

Net gain (loss) on investments	2,231	(31,942)	3,912,725	739,955	57,002

Net increase (decrease) in net assets resulting from operations	$2,463	$17,320	$3,947,900	$752,177	$79,047
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$774	$18,210	$176,567	$181,053	$66,705
Mortality and expense risk charges	—	—	(169)	—	—

Net investment income (loss)	774	18,210	176,398	181,053	66,705

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	878	2,364,427	9,603,138	4,749,199	2,904,914
Cost of investments sold	(770)	(2,351,636)	(9,316,066)	(4,030,988)	(2,725,881)

Net realized gain (loss) on investments	108	12,791	287,072	718,211	179,033
Realized gain distribution received	—	106,559	845,683	695,659	339,824

Change in unrealized appreciation (depreciation) on investments	15,169	59,367	523,852	874,547	642,467

Net gain (loss) on investments	15,277	178,717	1,656,607	2,288,417	1,161,324

Net increase (decrease) in net assets resulting from operations	$16,051	$196,927	$1,833,005	$2,469,470	$1,228,029
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$8,024	$2,320,666	$—	$2,931	$862
Mortality and expense risk charges	—	(1,678,656)	—	(67)	—

Net investment income (loss)	8,024	642,010	—	2,864	862

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	289,688	237,987,350	331,206	1,385,750	27,818
Cost of investments sold	(256,014)	(237,987,350)	(266,927)	(1,165,405)	(24,510)

Net realized gain (loss) on investments	33,674	—	64,279	220,345	3,308
Realized gain distribution received	19,375	—	13,472	360,125	2,177

Change in unrealized appreciation (depreciation) on investments	134,279	—	330,439	691,871	12,377

Net gain (loss) on investments	187,328	—	408,190	1,272,341	17,862

Net increase (decrease) in net assets resulting from operations	$195,352	$642,010	$408,190	$1,275,205	$18,724
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,453,266	$7,441	$3,535	$657,608	$60,301
Mortality and expense risk charges	(6,679)	—	—	(3,910)	(260)

Net investment income (loss)	3,446,587	7,441	3,535	653,698	60,041

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,464,274	262,224	3,497	4,960,475	2,298,184
Cost of investments sold	(26,204,582)	(222,062)	(3,178)	(4,713,757)	(2,616,527)

Net realized gain (loss) on investments	13,259,692	40,162	319	246,718	(318,343)
Realized gain distribution received	657,710	—	—	10,536	—

Change in unrealized appreciation (depreciation) on investments	17,096,334	285,638	47,050	1,552,079	1,709,734

Net gain (loss) on investments	31,013,736	325,800	47,369	1,809,333	1,391,391

Net increase (decrease) in net assets resulting from operations	$34,460,323	$333,241	$50,904	$2,463,031	$1,451,432
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$43,318	$212,526	$5,157	$—	$148
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	43,318	212,526	5,157	—	148

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,902,021	7,763,876	71,674	10,760	55
Cost of investments sold	(1,514,481)	(9,379,524)	(71,251)	(6,613)	(51)

Net realized gain (loss) on investments	387,540	(1,615,648)	423	4,147	4
Realized gain distribution received	48,137	662,745	1,511	9,714	—

Change in unrealized appreciation (depreciation) on investments	1,017,962	(1,125,841)	6,612	137,818	1,437

Net gain (loss) on investments	1,453,639	(2,078,744)	8,546	151,679	1,441

Net increase (decrease) in net assets resulting from operations	$1,496,957	$(1,866,218)	$13,703	$151,679	$1,589
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco Oppenheimer V.I. Capital Appreciation Fund— Series I Shares	Invesco Oppenheimer V.I. Total Return Bond Fund— Series I Shares	Invesco V.I. American Value Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$15,318	$1,575	$—	$30	$9,036
Mortality and expense risk charges	(1,834)	—	—	—	—

Net investment income (loss)	13,484	1,575	—	30	9,036

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	370,872	278,600	318,176	100	1,457,611
Cost of investments sold	(397,039)	(383,568)	(278,844)	(94)	(1,652,572)

Net realized gain (loss) on investments	(26,167)	(104,968)	39,332	6	(194,961)
Realized gain distribution received	38,641	16,565	13,409	—	9,630

Change in unrealized appreciation (depreciation) on investments	122,832	18,861	(22,753)	56	97,229

Net gain (loss) on investments	135,306	(69,542)	29,988	62	(88,102)

Net increase (decrease) in net assets resulting from operations	$148,790	$(67,967)	$29,988	$92	$(79,066)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Invesco V.I. Core Plus Bond— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$140	$129,951	$240,875	$1,418	$9,725
Mortality and expense risk charges	—	(381)	—	—	—

Net investment income (loss)	140	129,570	240,875	1,418	9,725

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,281	1,684,566	6,490,693	591,640	4,542,000
Cost of investments sold	(4,323)	(1,900,232)	(6,521,506)	(727,381)	(3,264,663)

Net realized gain (loss) on investments	(42)	(215,666)	(30,813)	(135,741)	1,277,337
Realized gain distribution received	40	72,585	232,065	40,141	966,615

Change in unrealized appreciation (depreciation) on investments	(2)	(470,641)	329,449	40,716	482,980

Net gain (loss) on investments	(4)	(613,722)	530,701	(54,884)	2,726,932

Net increase (decrease) in net assets resulting from operations	$136	$(484,152)	$771,576	$(53,466)	$2,736,657
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Legg Mason Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$44,324	$13,478	$4,994	$30,642	$11,257
Mortality and expense risk charges	—	—	(395)	(220)	—

Net investment income (loss)	44,324	13,478	4,599	30,422	11,257

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,808,689	1,539,946	72,686	1,200,744	5,828
Cost of investments sold	(1,737,332)	(1,148,386)	(49,125)	(1,463,773)	(5,503)

Net realized gain (loss) on investments	71,357	391,560	23,561	(263,029)	325
Realized gain distribution received	—	348,816	36,584	44,898	—

Change in unrealized appreciation (depreciation) on investments	60,041	870,599	67,863	189,976	19,373

Net gain (loss) on investments	131,398	1,610,975	128,008	(28,155)	19,698

Net increase (decrease) in net assets resulting from operations	$175,722	$1,624,453	$132,607	$2,267	$30,955
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$8,635	$—	$—	$1,681
Mortality and expense risk charges	—	(68)	(364)	—	—

Net investment income (loss)	—	8,567	(364)	—	1,681

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	28,523	568,363	6,625,459	7,474	2,613,796
Cost of investments sold	(20,742)	(727,766)	(5,650,191)	(6,832)	(2,605,249)

Net realized gain (loss) on investments	7,781	(159,403)	975,268	642	8,547
Realized gain distribution received	31,042	—	151,664	526	1,801

Change in unrealized appreciation (depreciation) on investments	114,115	68,842	701,836	6,383	4,052

Net gain (loss) on investments	152,938	(90,561)	1,828,768	7,551	14,400

Net increase (decrease) in net assets resulting from operations	$152,938	$(81,994)	$1,828,404	$7,551	$16,081
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$626,337	$85,157	$164,942	$470	$656,286
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	626,337	85,157	164,942	470	656,286

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,264,305	1,064,806	774,062	1,518	3,159,089
Cost of investments sold	(3,198,287)	(1,528,552)	(773,843)	(1,236)	(2,946,778)

Net realized gain (loss) on investments	66,018	(463,746)	219	282	212,311
Realized gain distribution received	—	—	—	98	—

Change in unrealized appreciation (depreciation) on investments	1,313,341	(50,050)	126,955	8,580	1,361,197

Net gain (loss) on investments	1,379,359	(513,796)	127,174	8,960	1,573,508

Net increase (decrease) in net assets resulting from operations	$2,005,696	$(428,639)	$292,116	$9,430	$2,229,794
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Global Growth Portfolio— Initial Class (a)	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$99	$40,618	$41,673	$12,912	$225,665
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	99	40,618	41,673	12,912	225,665

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	103	17,579	156,148	21,911	9,345,195
Cost of investments sold	(101)	(17,159)	(150,456)	(20,125)	(7,620,488)

Net realized gain (loss) on investments	2	420	5,692	1,786	1,724,707
Realized gain distribution received	1,964	21,718	107,713	11,746	454,738

Change in unrealized appreciation (depreciation) on investments	2,326	63,778	(9,721)	96,857	1,747,409

Net gain (loss) on investments	4,292	85,916	103,684	110,389	3,926,854

Net increase (decrease) in net assets resulting from operations	$4,391	$126,534	$145,357	$123,301	$4,152,519
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class (a)	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$667	$—	$31,584	$—	$3,008
Mortality and expense risk charges	(260)	—	—	—	—

Net investment income (loss)	407	—	31,584	—	3,008

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,317	3,503	813,027	488	8,446,337
Cost of investments sold	(1,295)	(2,818)	(900,910)	(397)	(8,354,479)

Net realized gain (loss) on investments	1,022	685	(87,883)	91	91,858
Realized gain distribution received	3,192	6,681	106,953	535	25,188

Change in unrealized appreciation (depreciation) on investments	9,609	23,858	402,632	1,709	618,516

Net gain (loss) on investments	13,823	31,224	421,702	2,335	735,562

Net increase (decrease) in net assets resulting from operations	$14,230	$31,224	$453,286	$2,335	$738,570
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$952,231	$139,920	$5,342	$116,501	$590
Mortality and expense risk charges	(346)	—	—	(140)	—

Net investment income (loss)	951,885	139,920	5,342	116,361	590

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	18,838,143	1,554,539	114,944	781,958	25,861
Cost of investments sold	(19,112,405)	(1,747,625)	(123,658)	(885,743)	(40,410)

Net realized gain (loss) on investments	(274,262)	(193,086)	(8,714)	(103,785)	(14,549)
Realized gain distribution received	2,668,787	—	4,921	115,661	—

Change in unrealized appreciation (depreciation) on investments	1,027,428	94,333	(5,065)	(1,047,368)	4,585

Net gain (loss) on investments	3,421,953	(98,753)	(8,858)	(1,035,492)	(9,964)

Net increase (decrease) in net assets resulting from operations	$4,373,838	$41,167	$(3,516)	$(919,131)	$(9,374)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,377	$127,057	$159,570	$347	$153,081
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,377	127,057	159,570	347	153,081

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	498,154	313,112	1,435,589	198,940	2,532,299
Cost of investments sold	(519,127)	(316,182)	(1,513,323)	(197,479)	(2,782,989)

Net realized gain (loss) on investments	(20,973)	(3,070)	(77,734)	1,461	(250,690)
Realized gain distribution received	9,460	—	—	—	—

Change in unrealized appreciation (depreciation) on investments	28,551	143,078	531,281	509	(13,106)

Net gain (loss) on investments	17,038	140,008	453,547	1,970	(263,796)

Net increase (decrease) in net assets resulting from operations	$18,415	$267,065	$613,117	$2,317	$(110,715)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$91	$116	$12	$129,184	$22
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	91	116	12	129,184	22

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	647	1,883	10	1,704,038	48
Cost of investments sold	(639)	(1,847)	(10)	(1,331,855)	(51)

Net realized gain (loss) on investments	8	36	—	372,183	(3)
Realized gain distribution received	—	—	—	60,180	—

Change in unrealized appreciation (depreciation) on investments	138	507	83	576,414	(178)

Net gain (loss) on investments	146	543	83	1,008,777	(181)

Net increase (decrease) in net assets resulting from operations	$237	$659	$95	$1,137,961	$(159)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$114,956	$1,108	$166,533	$137	$866,947
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	114,956	1,108	166,533	137	866,947

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,666,670	238,155	7,603,810	658	11,279,605
Cost of investments sold	(2,652,629)	(236,856)	(7,412,313)	(634)	(10,782,406)

Net realized gain (loss) on investments	14,041	1,299	191,497	24	497,199
Realized gain distribution received	—	—	—	—	457,122

Change in unrealized appreciation (depreciation) on investments	169,118	401	777,924	726	1,480,956

Net gain (loss) on investments	183,159	1,700	969,421	750	2,435,277

Net increase (decrease) in net assets resulting from operations	$298,115	$2,808	$1,135,954	$887	$3,302,224
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$468	$—	$29,704	$17,464	$70,597
Mortality and expense risk charges	—	—	(1,186)	(990)	(958)

Net investment income (loss)	468	—	28,518	16,474	69,639

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,324	18,037,634	721,798	1,077,214	6,962,428
Cost of investments sold	(2,296)	(9,178,087)	(619,208)	(1,135,848)	(7,022,579)

Net realized gain (loss) on investments	28	8,859,547	102,590	(58,634)	(60,151)
Realized gain distribution received	361	3,555,469	110,046	135,832	—

Change in unrealized appreciation (depreciation) on investments	483	16,567,994	78,865	214,311	62,028

Net gain (loss) on investments	872	28,983,010	291,501	291,509	1,877

Net increase (decrease) in net assets resulting from operations	$1,340	$28,983,010	$320,019	$307,983	$71,516
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price New America Growth Portfolio	Thrivent Diversified Income Plus Portfolio	Thrivent Large Cap Growth Portfolio (a)	Thrivent Mid Cap Index Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$53,794	$—	$41	$—	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	53,794	—	41	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,779,603	13,574,193	112	7	10
Cost of investments sold	(1,760,585)	(10,117,468)	(108)	(7)	(10)

Net realized gain (loss) on investments	19,018	3,456,725	4	—	—
Realized gain distribution received	124,837	1,020,806	7	—	—

Change in unrealized appreciation (depreciation) on investments	256,005	(1,050,395)	962	11	147

Net gain (loss) on investments	399,860	3,427,136	973	11	147

Net increase (decrease) in net assets resulting from operations	$453,654	$3,427,136	$1,014	$11	$147
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$319,285	$2,138	$3,203	$2,798	$1,359
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	319,285	2,138	3,203	2,798	1,359

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,116,416	26,280	94,962	15,292	108,940
Cost of investments sold	(5,277,763)	(28,500)	(101,488)	(13,356)	(112,781)

Net realized gain (loss) on investments	(1,161,347)	(2,220)	(6,526)	1,936	(3,841)
Realized gain distribution received	1,145,974	1,705	73	258	501

Change in unrealized appreciation (depreciation) on investments	4,334,505	17,854	13,919	6,531	5,466

Net gain (loss) on investments	4,319,132	17,339	7,466	8,725	2,126

Net increase (decrease) in net assets resulting from operations	$4,638,417	$19,477	$10,669	$11,523	$3,485
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares
INVESTMENT INCOME (LOSS):
Dividend income	$—	$688	$873	$4,945	$27,918
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	688	873	4,945	27,918

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	72,863	6,050	47,743	210,805	12,028
Cost of investments sold	(69,775)	(6,473)	(50,879)	(199,592)	(11,467)

Net realized gain (loss) on investments	3,088	(423)	(3,136)	11,213	561
Realized gain distribution received	—	—	329	631	—

Change in unrealized appreciation (depreciation) on investments	(3,457)	895	3,525	14,902	5,729

Net gain (loss) on investments	(369)	472	718	26,746	6,290

Net increase (decrease) in net assets resulting from operations	$(369)	$1,160	$1,591	$31,691	$34,208
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z (a)	Voya Index Solution 2040 Portfolio— Class Z (a)	Voya Index Solution 2050 Portfolio— Class Z (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$87	$—	$—	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	87	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	132,761	393	21	85	—
Cost of investments sold	(119,159)	(374)	(20)	(82)	—

Net realized gain (loss) on investments	13,602	19	1	3	—
Realized gain distribution received	200,341	—	—	—	—

Change in unrealized appreciation (depreciation) on investments	225,885	212	654	1,624	5

Net gain (loss) on investments	439,828	231	655	1,627	5

Net increase (decrease) in net assets resulting from operations	$439,828	$318	$655	$1,627	$5
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$3,133	$54	$309,093	$10,596	$919
Mortality and expense risk charges	—	—	(221)	—	—

Net investment income (loss)	3,133	54	308,872	10,596	919

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,437	120,407	10,537,130	376,430	998
Cost of investments sold	(8,436)	(100,917)	(13,529,376)	(516,533)	(980)

Net realized gain (loss) on investments	1	19,490	(2,992,246)	(140,103)	18
Realized gain distribution received	—	2,854	2,840,741	31,632	1,852

Change in unrealized appreciation (depreciation) on investments	536	439	2,701,143	514,538	9,578

Net gain (loss) on investments	537	22,783	2,549,638	406,067	11,448

Net increase (decrease) in net assets resulting from operations	$3,670	$22,837	$2,858,510	$416,663	$12,367
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)
For the year ended December 31, 2020

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6 (a)	VY® T. Rowe Price Capital Appreciation Portfolio— Class I (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$9,201
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	9,201

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8	—	214,603
Cost of investments sold	(7)	—	(224,480)

Net realized gain (loss) on investments	1	—	(9,877)
Realized gain distribution received	—	—	53,373

Change in unrealized appreciation (depreciation) on investments	23,480	89	34,760

Net gain (loss) on investments	23,481	89	78,256

Net increase (decrease) in net assets resulting from operations	$23,481	$89	$87,457
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Bond— Initial Class		MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,110,269	$1,348,339	$198,541	$89,347	$50,563	$(4,030)
Net realized gain (loss) on investments	245,175	(165,522)	222,252	82,334	(22,852)	8,310,929
Realized gain distribution received	125,312	—	—	—	65,051	76,675
Change in unrealized appreciation (depreciation) on investments	2,545,056	3,113,883	1,057,696	959,763	(107,556)	(409,867)

Net increase (decrease) in net assets resulting from operations	4,025,812	4,296,700	1,478,489	1,131,444	(14,794)	7,973,707

Contributions and (Withdrawals):
Payments received from policyowners	122,836	118,686	—	—	128,312	154,983
Cost of insurance	(595,855)	(543,099)	(131,708)	(118,326)	(54,688)	(294,606)
Policyowners' surrenders	(320,069)	(1,726,990)	(354,087)	(252,318)	(303,201)	(210,743)
Net transfers from (to) Fixed Account	(996,847)	2,543,108	(10,228)	(5,198)	(5,514)	(8,888)
Transfers between Investment Divisions	3,741,948	(3,655,127)	(259,417)	(13,643)	187,295	(72,308,176)
Policyowners' death benefits	(714,707)	(138,446)	(52)	(18,132)	(1,060)	(286,850)

Net contributions and (withdrawals)	1,237,306	(3,401,868)	(755,492)	(407,617)	(48,856)	(72,954,280)

Increase (decrease) in net assets	5,263,118	894,832	722,997	723,827	(63,650)	(64,980,573)

NET ASSETS:
Beginning of period	50,823,715	49,928,883	6,580,713	5,856,886	2,014,389	66,994,962

End of period	$56,086,833	$50,823,715	$7,303,710	$6,580,713	$1,950,739	$2,014,389
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Income Builder— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$82,459	$84,916	$238,863	$371,127	$270,471	$501,876
Net realized gain (loss) on investments	79,449	64,611	(345,174)	7,984	(231,912)	(21,629)
Realized gain distribution received	183,203	137,999	—	—	469,666	—
Change in unrealized appreciation (depreciation) on investments	(369,921)	397,218	126,658	235,355	436,189	1,300,662

Net increase (decrease) in net assets resulting from operations	(24,810)	684,744	20,347	614,466	944,414	1,780,909

Contributions and (Withdrawals):
Payments received from policyowners	198,061	297,622	491,183	950,372	2,888	—
Cost of insurance	(93,331)	(92,020)	(164,206)	(160,834)	(153,904)	(141,573)
Policyowners' surrenders	(68,441)	(133,756)	(450,705)	(135,543)	—	—
Net transfers from (to) Fixed Account	136,247	(175,399)	77,559	(951,966)	(196,652)	191,257
Transfers between Investment Divisions	(253,489)	(84,847)	(1,747,584)	(342,139)	469,496	419,356
Policyowners' death benefits	—	(2,664)	—	(44,152)	—	—

Net contributions and (withdrawals)	(80,953)	(191,064)	(1,793,753)	(684,262)	121,828	469,040

Increase (decrease) in net assets	(105,763)	493,680	(1,773,406)	(69,796)	1,066,242	2,249,949

NET ASSETS:
Beginning of period	3,512,033	3,018,353	7,456,356	7,526,152	12,333,936	10,083,987

End of period	$3,406,270	$3,512,033	$5,682,950	$7,456,356	$13,400,178	$12,333,936
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Common Stock— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,876	$2,700	$163,417	$155,034	$14,814	$17,219
Net realized gain (loss) on investments	(128)	385	342,262	670,018	(52,875)	(10,764)
Realized gain distribution received	—	—	316,700	491,156	81,559	180,614
Change in unrealized appreciation (depreciation) on investments	3,630	8,812	303,647	576,341	95,888	112,208

Net increase (decrease) in net assets resulting from operations	6,378	11,897	1,126,026	1,892,549	139,386	299,277

Contributions and (Withdrawals):
Payments received from policyowners	35,575	18,322	348,375	752,922	58,636	68,285
Cost of insurance	(5,345)	(4,730)	(173,727)	(181,733)	(45,414)	(50,841)
Policyowners' surrenders	—	—	(125,818)	(635,100)	(220,815)	(45,640)
Net transfers from (to) Fixed Account	(6,447)	(118)	38,611	(205,107)	1,145	(71,321)
Transfers between Investment Divisions	(7,896)	(11,113)	(281,314)	(1,586,968)	(66,461)	(23,504)
Policyowners' death benefits	—	—	(45,368)	(51,046)	—	(167)

Net contributions and (withdrawals)	15,887	2,361	(239,241)	(1,907,032)	(272,909)	(123,188)

Increase (decrease) in net assets	22,265	14,258	886,785	(14,483)	(133,523)	176,089

NET ASSETS:
Beginning of period	144,419	130,161	8,607,452	8,621,935	1,358,830	1,182,741

End of period	$166,684	$144,419	$9,494,237	$8,607,452	$1,225,307	$1,358,830
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Growth— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$130,912	$59,095	$12,790	$16,777	$1,407	$1,315
Net realized gain (loss) on investments	5,981	182,662	25,425	(855)	11,949	3,081
Realized gain distribution received	48,460	324,845	—	—	23,190	20,450
Change in unrealized appreciation (depreciation) on investments	1,968,361	273,067	6,294	23,015	34,831	35,604

Net increase (decrease) in net assets resulting from operations	2,153,714	839,669	44,509	38,937	71,377	60,450

Contributions and (Withdrawals):
Payments received from policyowners	97,382	125,621	116,424	25,786	—	—
Cost of insurance	(203,385)	(79,166)	(35,080)	(30,756)	(12,712)	(10,769)
Policyowners' surrenders	(194,960)	(81,147)	(185,242)	(11,773)	(28,484)	(636)
Net transfers from (to) Fixed Account	(10,446)	(481,479)	67,319	(30)	(91)	(636)
Transfers between Investment Divisions	180,309,700	(356,133)	(96,208)	109,664	—	171
Policyowners' death benefits	—	—	(6,870)	—	—	—

Net contributions and (withdrawals)	179,998,291	(872,304)	(139,657)	92,891	(41,287)	(11,870)

Increase (decrease) in net assets	182,152,005	(32,635)	(95,148)	131,828	30,090	48,580

NET ASSETS:
Beginning of period	3,974,657	4,007,292	846,175	714,347	254,779	206,199

End of period	$186,126,662	$3,974,657	$751,027	$846,175	$284,869	$254,779
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Mid Cap Core— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,517,755	$2,215,987	$293,291	$105,861	$166,106	$217,046
Net realized gain (loss) on investments	(172,916)	(176,343)	593,013	702,959	(355,957)	10,434
Realized gain distribution received	—	—	3,122,654	6,703,368	1,174,515	1,198,231
Change in unrealized appreciation (depreciation) on investments	138,692	2,903,355	6,770,413	3,717,837	945,076	2,038,430

Net increase (decrease) in net assets resulting from operations	2,483,531	4,942,999	10,779,371	11,230,025	1,929,740	3,464,141

Contributions and (Withdrawals):
Payments received from policyowners	634,112	965,113	125,496	4,150,556	232,906	294,951
Cost of insurance	(703,998)	(653,324)	(926,201)	(920,864)	(227,245)	(228,583)
Policyowners' surrenders	(695,244)	(252,382)	(118,675)	(17,227)	(156,509)	(100,294)
Net transfers from (to) Fixed Account	52,577	(478,024)	(655,947)	(631,379)	21,182	(27,040)
Transfers between Investment Divisions	614,744	2,230,466	(168,354)	(694,354)	203,673	1,430,128
Policyowners' death benefits	(213,492)	(102,929)	(735,086)	(384,289)	(238,052)	(98,809)

Net contributions and (withdrawals)	(311,301)	1,708,920	(2,478,767)	1,502,443	(164,045)	1,270,353

Increase (decrease) in net assets	2,172,230	6,651,919	8,300,604	12,732,468	1,765,695	4,734,494

NET ASSETS:
Beginning of period	44,377,829	37,725,910	57,875,077	45,142,609	19,700,442	14,965,948

End of period	$46,550,059	$44,377,829	$66,175,681	$57,875,077	$21,466,137	$19,700,442
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay Small Cap Core— Initial Class		MainStay VP Mellon Natural Resources— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,344,545	$4,913,571	$7,087	$15,835	$48,098	$13,791
Net realized gain (loss) on investments	13,142,496	10,675,998	(936,808)	(156,041)	(308,720)	(4,224)
Realized gain distribution received	2,869,409	1,718,914	—	625,628	—	—
Change in unrealized appreciation (depreciation) on investments	41,944,688	83,506,058	992,642	442,613	482,103	248,165

Net increase (decrease) in net assets resulting from operations	62,301,138	100,814,541	62,921	928,035	221,481	257,732

Contributions and (Withdrawals):
Payments received from policyowners	4,417,414	404,474	140,993	130,879	123,464	212,082
Cost of insurance	(4,647,262)	(5,318,831)	(91,877)	(107,165)	(29,402)	(31,114)
Policyowners' surrenders	(530,512)	(2,970,775)	(128,126)	(330,847)	(52,324)	(46,632)
Net transfers from (to) Fixed Account	(1,543,446)	2,773,288	1,417	(12,895)	(793)	(59,334)
Transfers between Investment Divisions	(6,537,810)	(104,721,695)	(2,256,684)	3,444,617	43,649	21,215
Policyowners' death benefits	(4,691,531)	(2,667,188)	(66,336)	(22,191)	(7,326)	(11,632)

Net contributions and (withdrawals)	(13,533,147)	(112,500,727)	(2,400,613)	3,102,398	77,268	84,585

Increase (decrease) in net assets	48,767,991	(11,686,186)	(2,337,692)	4,030,433	298,749	342,317

NET ASSETS:
Beginning of period	361,950,494	373,636,680	8,971,999	4,941,566	1,829,194	1,486,877

End of period	$410,718,485	$361,950,494	$6,634,307	$8,971,999	$2,127,943	$1,829,194
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Small Cap Growth— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Government Money Market— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$287,430	$241,590	$64,710	$504,660
Net realized gain (loss) on investments	(8,556)	595,231	(452,125)	196,613	297	123
Realized gain distribution received	134,053	556,898	616,231	824,642	—	—
Change in unrealized appreciation (depreciation) on investments	1,497,039	174,257	(595,520)	1,313,540	57	(8)

Net increase (decrease) in net assets resulting from operations	1,622,536	1,326,386	(143,984)	2,576,385	65,064	504,775

Contributions and (Withdrawals):
Payments received from policyowners	175,251	193,067	—	—	6,671,324	5,609,534
Cost of insurance	(113,349)	(116,796)	(187,646)	(225,929)	(1,234,834)	(1,015,585)
Policyowners' surrenders	(133,120)	(261,532)	(495,223)	(540,327)	(393,145)	(1,047,686)
Net transfers from (to) Fixed Account	578	(32,082)	(16,370)	(770,096)	12,758	930,082
Transfers between Investment Divisions	(704,718)	(1,780,272)	(2,975,042)	(1,201,975)	(4,953,738)	1,726,809
Policyowners' death benefits	(19,487)	(2,880)	—	(144)	(238,355)	(41,284)

Net contributions and (withdrawals)	(794,845)	(2,000,495)	(3,674,281)	(2,738,471)	(135,990)	6,161,870

Increase (decrease) in net assets	827,691	(674,109)	(3,818,265)	(162,086)	(70,926)	6,666,645

NET ASSETS:
Beginning of period	4,855,753	5,529,862	10,747,555	10,909,641	32,637,104	25,970,459

End of period	$5,683,444	$4,855,753	$6,929,290	$10,747,555	$32,566,178	$32,637,104
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A
	2020	2019	2020 (a)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(177)	$(187)	$13	$1	$1
Net realized gain (loss) on investments	54,265	59,938	2	(1)	(39)
Realized gain distribution received	329,205	283,916	39	—	—
Change in unrealized appreciation (depreciation) on investments	1,011,164	311,439	6,706	1	226

Net increase (decrease) in net assets resulting from operations	1,394,457	655,106	6,760	1	188

Contributions and (Withdrawals):
Payments received from policyowners	276,175	273,143	1,974	—	—
Cost of insurance	(92,369)	(61,464)	(118)	(4)	(13)
Policyowners' surrenders	(42,842)	(10,594)	—	—	—
Net transfers from (to) Fixed Account	5,054	(32,173)	—	—	(2,065)
Transfers between Investment Divisions	1,445,997	27,245	32,415	—	—
Policyowners' death benefits	—	(39,664)	—	—	—

Net contributions and (withdrawals)	1,592,015	156,493	34,271	(4)	(2,078)

Increase (decrease) in net assets	2,986,472	811,599	41,031	(3)	(1,890)

NET ASSETS:
Beginning of period	2,708,438	1,896,839	—	57	1,947

End of period	$5,694,910	$2,708,438	$41,031	$54	$57
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	AB VPS Large Cap Growth Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A
	2020 (a)	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$18,769	$24,352
Net realized gain (loss) on investments	(297,450)	1,511	(1,567,034)	17,798
Realized gain distribution received	45,493	150	85,912	454,406
Change in unrealized appreciation (depreciation) on investments	515,740	20,808	685,414	232,935

Net increase (decrease) in net assets resulting from operations	263,783	22,469	(776,939)	729,491

Contributions and (Withdrawals):
Payments received from policyowners	74,171	3,820	172,477	266,843
Cost of insurance	(18,026)	(495)	(46,324)	(78,991)
Policyowners' surrenders	—	—	(5,433)	(124,928)
Net transfers from (to) Fixed Account	(15,502)	—	39,772	47,076
Transfers between Investment Divisions	5,418,023	117,312	(1,911,857)	203,490
Policyowners' death benefits	(936)	—	(527)	(3,937)

Net contributions and (withdrawals)	5,457,730	120,637	(1,751,892)	309,553

Increase (decrease) in net assets	5,721,513	143,106	(2,528,831)	1,039,044

NET ASSETS:
Beginning of period	—	—	4,561,020	3,521,976

End of period	$5,721,513	$143,106	$2,032,189	$4,561,020
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Alger Weatherbie Specialized Growth Portfolio— Class I-2		American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$671	$22,246	$38,711
Net realized gain (loss) on investments	(285,787)	(127,105)	11,158	47,683	(2,587)
Realized gain distribution received	135,883	341,038	—	—	—
Change in unrealized appreciation (depreciation) on investments	747,058	118,376	13	85,948	110,831

Net increase (decrease) in net assets resulting from operations	597,154	332,309	11,842	155,877	146,955

Contributions and (Withdrawals):
Payments received from policyowners	24,350	86,561	391	51,652	40,815
Cost of insurance	(21,222)	(19,695)	(582)	(31,103)	(34,200)
Policyowners' surrenders	(1,191)	(404)	—	(47,565)	(16,526)
Net transfers from (to) Fixed Account	(1,129)	11,262	1,031	(284,159)	(4,016)
Transfers between Investment Divisions	(141,513)	(35,988)	(11,404)	94,616	(120,174)
Policyowners' death benefits	—	—	—	(12,265)	(2,812)

Net contributions and (withdrawals)	(140,705)	41,736	(10,564)	(228,824)	(136,913)

Increase (decrease) in net assets	456,449	374,045	1,278	(72,947)	10,042

NET ASSETS:
Beginning of period	1,231,442	857,397	—	1,703,696	1,693,654

End of period	$1,687,891	$1,231,442	$1,278	$1,630,749	$1,703,696
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II		American Century Investments® VP Value Fund— Class I
	2020	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$15,582	$20,389	$18
Net realized gain (loss) on investments	2	(4,407)	974	—
Realized gain distribution received	—	—	106,755	—
Change in unrealized appreciation (depreciation) on investments	—	(1,082)	143,125	251

Net increase (decrease) in net assets resulting from operations	2	10,093	271,243	269

Contributions and (Withdrawals):
Payments received from policyowners	—	20,592	32,256	—
Cost of insurance	—	(11,480)	(13,023)	(6)
Policyowners' surrenders	—	(20,915)	(175,126)	—
Net transfers from (to) Fixed Account	—	(3,320)	(5)	1,567
Transfers between Investment Divisions	(2)	(117,723)	41,440	—
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	(2)	(132,846)	(114,458)	1,561

Increase (decrease) in net assets	—	(122,753)	156,785	1,830

NET ASSETS:
Beginning of period	—	1,195,829	1,039,044	—

End of period	$—	$1,073,076	$1,195,829	$1,830
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Century Investments® VP Value Fund— Class II		American Funds IS Asset Allocation Fund— Class 1		American Funds IS Blue Chip Income and Growth Fund— Class 1
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$58,747	$88,700	$238,822	$193,007	$4,300	$799
Net realized gain (loss) on investments	10,867	546,995	83,366	37,368	153	(11,472)
Realized gain distribution received	83,548	293,146	56,695	225,782	1,176	1,634
Change in unrealized appreciation (depreciation) on investments	(187,355)	224,769	1,235,311	541,870	23,951	17,226

Net increase (decrease) in net assets resulting from operations	(34,193)	1,153,610	1,614,194	998,027	29,580	8,187

Contributions and (Withdrawals):
Payments received from policyowners	71,922	97,768	2,213,859	1,165,960	32,313	22,694
Cost of insurance	(57,431)	(77,984)	(248,561)	(146,016)	(1,771)	(1,106)
Policyowners' surrenders	(47,282)	(315,227)	(105,319)	(110,860)	(3,461)	—
Net transfers from (to) Fixed Account	41,447	82,145	687,438	(13,769)	504	4,403
Transfers between Investment Divisions	(2,530,065)	(2,047,711)	(75,275)	5,465,711	186,064	(81,031)
Policyowners' death benefits	(5,602)	—	(3,660)	(43,813)	—	—

Net contributions and (withdrawals)	(2,527,011)	(2,261,009)	2,468,482	6,317,213	213,649	(55,040)

Increase (decrease) in net assets	(2,561,204)	(1,107,399)	4,082,676	7,315,240	243,229	(46,853)

NET ASSETS:
Beginning of period	3,760,414	4,867,813	10,896,648	3,581,408	42,813	89,666

End of period	$1,199,210	$3,760,414	$14,979,324	$10,896,648	$286,042	$42,813
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Capital World Bond Fund®— Class 1		American Funds IS Global Balanced Fund— Class 1	American Funds IS Global Growth Fund— Class 1
	2020	2019	2020 (a)	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$860	$1,450	$1,980	$16,385	$33,059
Net realized gain (loss) on investments	1,701	(104)	202	150,679	58,365
Realized gain distribution received	1,058	—	5,287	66,461	142,725
Change in unrealized appreciation (depreciation) on investments	2,419	4,014	11,430	525,852	517,220

Net increase (decrease) in net assets resulting from operations	6,038	5,360	18,899	759,377	751,369

Contributions and (Withdrawals):
Payments received from policyowners	6,591	34,180	339	216,153	154,087
Cost of insurance	(1,888)	(1,900)	(854)	(50,860)	(44,961)
Policyowners' surrenders	(4,812)	—	—	(24,019)	(205,758)
Net transfers from (to) Fixed Account	(571)	8,052	670	5,717	7,777
Transfers between Investment Divisions	(34,575)	(12,625)	139,198	(89,646)	(269,928)
Policyowners' death benefits	—	—	—	(3,259)	(5,060)

Net contributions and (withdrawals)	(35,255)	27,707	139,353	54,086	(363,843)

Increase (decrease) in net assets	(29,217)	33,067	158,252	813,463	387,526

NET ASSETS:
Beginning of period	89,221	56,154	—	2,664,069	2,276,543

End of period	$60,004	$89,221	$158,252	$3,477,532	$2,664,069
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS Global Small Capitalization Fund— Class 1		American Funds IS Growth Fund— Class 1		American Funds IS Growth-Income Fund— Class 1
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,914	$4,061	$80,301	$130,174	$38,725	$42,918
Net realized gain (loss) on investments	24,606	111,660	1,812,037	387,874	7,841	57,370
Realized gain distribution received	57,043	71,526	346,356	1,381,231	65,738	213,687
Change in unrealized appreciation (depreciation) on investments	101,064	114,598	4,238,240	1,578,527	232,007	114,038

Net increase (decrease) in net assets resulting from operations	184,627	301,845	6,476,934	3,477,806	344,311	428,013

Contributions and (Withdrawals):
Payments received from policyowners	70,377	113,821	457,010	373,604	153,385	134,868
Cost of insurance	(19,762)	(24,383)	(254,314)	(225,767)	(82,497)	(70,815)
Policyowners' surrenders	(56,672)	(91,584)	(1,022,685)	(161,084)	(117,768)	(13,058)
Net transfers from (to) Fixed Account	131,916	(120,139)	(38,883)	(52,619)	(6,476)	(374)
Transfers between Investment Divisions	(441,987)	(122,475)	(3,999,586)	107,567	(10,723)	435,213
Policyowners' death benefits	(567)	(9,599)	(2,986)	(68,769)	(1,047)	—

Net contributions and (withdrawals)	(316,695)	(254,359)	(4,861,444)	(27,068)	(65,126)	485,834

Increase (decrease) in net assets	(132,068)	47,486	1,615,490	3,450,738	279,185	913,847

NET ASSETS:
Beginning of period	1,087,947	1,040,461	14,326,654	10,875,916	2,456,605	1,542,758

End of period	$955,879	$1,087,947	$15,942,144	$14,326,654	$2,735,790	$2,456,605
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	American Funds IS International Fund— Class 1		American Funds IS New World Fund®— Class 1		BlackRock® Global Allocation V.I. Fund— Class I
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$160,080	$382,704	$20,745	$101,718	$173,677	$157,971
Net realized gain (loss) on investments	424,803	730,732	60,181	100,355	145,098	48,718
Realized gain distribution received	—	617,261	85,847	312,024	708,207	416,714
Change in unrealized appreciation (depreciation) on investments	1,503,205	3,180,584	1,660,526	1,514,777	1,593,487	1,333,366

Net increase (decrease) in net assets resulting from operations	2,088,088	4,911,281	1,827,299	2,028,874	2,620,469	1,956,769

Contributions and (Withdrawals):
Payments received from policyowners	543,637	848,083	57,345	32,373	324,808	800,712
Cost of insurance	(373,816)	(407,829)	(89,114)	(79,704)	(340,887)	(280,637)
Policyowners' surrenders	(644,943)	(535,720)	(7,554)	(5,973)	(579,006)	(249,183)
Net transfers from (to) Fixed Account	(22,167)	(117,116)	18,332	10,752	15,360	12,554
Transfers between Investment Divisions	(8,279,955)	(3,278,305)	306,806	909,983	221,627	(92,595)
Policyowners' death benefits	(35,522)	(52,782)	(136,827)	(36,596)	(83,897)	(8,616)

Net contributions and (withdrawals)	(8,812,766)	(3,543,669)	148,988	830,835	(441,995)	182,235

Increase (decrease) in net assets	(6,724,678)	1,367,612	1,976,287	2,859,709	2,178,474	2,139,004

NET ASSETS:
Beginning of period	23,877,084	22,509,472	9,674,694	6,814,985	12,892,594	10,753,590

End of period	$17,152,406	$23,877,084	$11,650,981	$9,674,694	$15,071,068	$12,892,594
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$46,601	$30,030	$26,167	$—	$55	$—
Net realized gain (loss) on investments	2,097	(1,178)	4,486,313	98,929	161	227
Realized gain distribution received	—	—	1,044,262	859,336	—	1,620
Change in unrealized appreciation (depreciation) on investments	43,514	35,694	410,165	772,219	1,457	(64)

Net increase (decrease) in net assets resulting from operations	92,212	64,546	5,966,907	1,730,484	1,673	1,783

Contributions and (Withdrawals):
Payments received from policyowners	45,533	48,262	301,900	246,598	—	—
Cost of insurance	(20,758)	(12,602)	(163,829)	(123,693)	(632)	(839)
Policyowners' surrenders	(79,141)	(233)	(163,487)	(119,217)	—	—
Net transfers from (to) Fixed Account	(27,040)	13,014	(120,771)	3,142	—	—
Transfers between Investment Divisions	409,411	327,404	(9,174,627)	(51,946)	—	—
Policyowners' death benefits	—	—	—	(3,168)	—	—

Net contributions and (withdrawals)	328,005	375,845	(9,320,814)	(48,284)	(632)	(839)

Increase (decrease) in net assets	420,217	440,391	(3,353,907)	1,682,200	1,041	944

NET ASSETS:
Beginning of period	669,612	229,221	8,409,357	6,727,157	9,458	8,514

End of period	$1,089,829	$669,612	$5,055,450	$8,409,357	$10,499	$9,458
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I		ClearBridge Variable Small Cap Growth Portfolio— Class I
	2020	2019	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,344	$1,490	$27	$353	$—
Net realized gain (loss) on investments	188	98	4,427	3,496	25,455
Realized gain distribution received	3,992	4,056	6,983	4,642	3,744
Change in unrealized appreciation (depreciation) on investments	12,568	3,548	39,019	19,583	3,565

Net increase (decrease) in net assets resulting from operations	18,092	9,192	50,456	28,074	32,764

Contributions and (Withdrawals):
Payments received from policyowners	4,224	20,368	18,663	14,096	3,963
Cost of insurance	(2,310)	(1,123)	(3,632)	(2,834)	(532)
Policyowners' surrenders	—	—	—	—	—
Net transfers from (to) Fixed Account	—	—	1,478	(24,387)	(14,324)
Transfers between Investment Divisions	(134)	94,127	25,921	961	42,078
Policyowners' death benefits	—	—	—	—	—

Net contributions and (withdrawals)	1,780	113,372	42,430	(12,164)	31,185

Increase (decrease) in net assets	19,872	122,564	92,886	15,910	63,949

NET ASSETS:
Beginning of period	122,989	425	104,496	88,586	—

End of period	$142,861	$122,989	$197,382	$104,496	$63,949
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$138	$—
Net realized gain (loss) on investments	37	—	13
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	263	1,010

Net increase (decrease) in net assets resulting from operations	37	401	1,023

Contributions and (Withdrawals):
Payments received from policyowners	321	525	—
Cost of insurance	(1)	(28)	(57)
Policyowners' surrenders	—	—	—
Net transfers from (to) Fixed Account	—	271	—
Transfers between Investment Divisions	(357)	6,887	48,394
Policyowners' death benefits	—	—	—

Net contributions and (withdrawals)	(37)	7,655	48,337

Increase (decrease) in net assets	—	8,056	49,360

NET ASSETS:
Beginning of period	—	—	—

End of period	$—	$8,056	$49,360
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Davis Value Portfolio		Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Series— Standard Class
	2020	2019	2020	2019	2020 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,350	$7,079	$30,328	$36,822	$—
Net realized gain (loss) on investments	(37,197)	(7,888)	125,387	(131,844)	—
Realized gain distribution received	9,399	22,285	70,267	114,031	—
Change in unrealized appreciation (depreciation) on investments	86,110	91,418	730,014	865,121	3,053

Net increase (decrease) in net assets resulting from operations	60,662	112,894	955,996	884,130	3,053

Contributions and (Withdrawals):
Payments received from policyowners	59,681	36,298	153,391	288,793	—
Cost of insurance	(15,788)	(16,497)	(77,944)	(82,331)	(95)
Policyowners' surrenders	(1,307)	(33,728)	(118,426)	(27,753)	—
Net transfers from (to) Fixed Account	(81,890)	(554)	(132,853)	(17,048)	—
Transfers between Investment Divisions	(124,189)	12,011	(252,953)	(881,716)	169,103
Policyowners' death benefits	—	—	(988)	—	—

Net contributions and (withdrawals)	(163,493)	(2,470)	(429,773)	(720,055)	169,008

Increase (decrease) in net assets	(102,831)	110,424	526,223	164,075	172,061

NET ASSETS:
Beginning of period	473,845	363,421	4,355,299	4,191,224	—

End of period	$371,014	$473,845	$4,881,522	$4,355,299	$172,061
(b) For the period December 11, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,362	$4,518	$113,714	$77,902	$1,560	$133,873
Net realized gain (loss) on investments	(12,710)	2,362	(1,991,673)	116,501	(30,588)	(19,771)
Realized gain distribution received	13,442	3,518	493,311	581,821	—	—
Change in unrealized appreciation (depreciation) on investments	(3,065)	23,804	1,782,155	994,824	106,874	100,828

Net increase (decrease) in net assets resulting from operations	4,029	34,202	397,507	1,771,048	77,846	214,930

Contributions and (Withdrawals):
Payments received from policyowners	6,946	22,281	142,248	158,382	18,573	246,110
Cost of insurance	(4,169)	(6,874)	(113,459)	(108,179)	(58,059)	(54,602)
Policyowners' surrenders	(395)	(41,864)	(287,263)	(133,852)	(35,393)	(3,851)
Net transfers from (to) Fixed Account	49,272	(9,221)	(47,674)	(23,580)	(135)	(347)
Transfers between Investment Divisions	(234,278)	(11,389)	(1,529,441)	92,975	1,875,103	(282,483)
Policyowners' death benefits	—	—	(32,638)	(64,967)	—	—

Net contributions and (withdrawals)	(182,624)	(47,067)	(1,868,227)	(79,221)	1,800,089	(95,173)

Increase (decrease) in net assets	(178,595)	(12,865)	(1,470,720)	1,691,827	1,877,935	119,757

NET ASSETS:
Beginning of period	178,595	191,460	7,988,133	6,296,306	5,294,933	5,175,176

End of period	$—	$178,595	$6,517,413	$7,988,133	$7,172,868	$5,294,933
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DFA VA Global Moderate Allocation Portfolio		DFA VA International Small Portfolio		DFA VA International Value Portfolio
	2020	2019	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,347	$10,253	$84,315	$105,460	$678
Net realized gain (loss) on investments	(11,534)	650	(56,399)	(6,077)	40
Realized gain distribution received	6,864	3,372	74,266	46,814	—
Change in unrealized appreciation (depreciation) on investments	59,245	18,030	573,789	626,655	26,469

Net increase (decrease) in net assets resulting from operations	60,922	32,305	675,971	772,852	27,187

Contributions and (Withdrawals):
Payments received from policyowners	45,603	53,735	73,882	369,968	471
Cost of insurance	(10,093)	(4,556)	(51,100)	(46,948)	(98)
Policyowners' surrenders	(26,411)	—	(35,960)	—	—
Net transfers from (to) Fixed Account	1,570	(4,899)	13	(28)	—
Transfers between Investment Divisions	1,429,864	389,273	3,073,067	96,801	1,364,727
Policyowners' death benefits	—	—	(1,774)	—	—

Net contributions and (withdrawals)	1,440,533	433,553	3,058,128	419,793	1,365,100

Increase (decrease) in net assets	1,501,455	465,858	3,734,099	1,192,645	1,392,287

NET ASSETS:
Beginning of period	465,858	—	4,189,546	2,996,901	—

End of period	$1,967,313	$465,858	$7,923,645	$4,189,546	$1,392,287
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio		DFA VIT Inflation- Protected Securities Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$382,768	$159,285	$61,541	$20,229	$129,511	$137,652
Net realized gain (loss) on investments	(1,221,952)	104,724	(44,630)	(227,866)	227,843	7,738
Realized gain distribution received	—	80,835	—	35,544	68,356	—
Change in unrealized appreciation (depreciation) on investments	3,373,737	1,578,833	768,953	552,626	708,231	520,955

Net increase (decrease) in net assets resulting from operations	2,534,553	1,923,677	785,864	380,533	1,133,941	666,345

Contributions and (Withdrawals):
Payments received from policyowners	189,635	528,282	104,119	80,443	20,256	395,451
Cost of insurance	(167,346)	(144,083)	(27,406)	(23,827)	(109,628)	(95,389)
Policyowners' surrenders	(437,233)	(6,431)	(6,752)	(150,067)	(205,114)	(332,629)
Net transfers from (to) Fixed Account	(34,015)	(51,337)	233	(58,262)	(917,270)	(1,996)
Transfers between Investment Divisions	13,057,297	(1,640,051)	3,721,317	(1,097,116)	3,345,873	2,011,525
Policyowners' death benefits	(3,895)	(144,758)	(13,930)	(7,746)	—	—

Net contributions and (withdrawals)	12,604,443	(1,458,378)	3,777,581	(1,256,575)	2,134,117	1,976,962

Increase (decrease) in net assets	15,138,996	465,299	4,563,445	(876,042)	3,268,058	2,643,307

NET ASSETS:
Beginning of period	8,037,193	7,571,894	1,472,569	2,348,611	9,754,425	7,111,118

End of period	$23,176,189	$8,037,193	$6,036,014	$1,472,569	$13,022,483	$9,754,425
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A		DWS Small Cap Index VIP— Class A
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,451	$1,543	$506	$—	$298,097	$300,719
Net realized gain (loss) on investments	830	(136)	(24,221)	(7,732)	(2,981,056)	2,391,438
Realized gain distribution received	—	—	—	7,473	2,760,003	2,476,965
Change in unrealized appreciation (depreciation) on investments	4,781	4,107	30,860	29,065	4,062,767	3,278,318

Net increase (decrease) in net assets resulting from operations	7,062	5,514	7,145	28,806	4,139,811	8,447,440

Contributions and (Withdrawals):
Payments received from policyowners	8,856	10,000	1,663	13,158	291,038	583,325
Cost of insurance	(2,700)	(1,932)	(1,996)	(3,524)	(405,569)	(425,286)
Policyowners' surrenders	(18,863)	—	(81,987)	—	(586,590)	(193,800)
Net transfers from (to) Fixed Account	—	171	7,379	265	435,620	(116,219)
Transfers between Investment Divisions	44,390	3,799	(27,912)	(26,369)	(6,390,834)	(17,362,362)
Policyowners' death benefits	—	—	—	—	(222,622)	(44,393)

Net contributions and (withdrawals)	31,683	12,038	(102,853)	(16,470)	(6,878,957)	(17,558,735)

Increase (decrease) in net assets	38,745	17,552	(95,708)	12,336	(2,739,146)	(9,111,295)

NET ASSETS:
Beginning of period	51,133	33,581	150,043	137,707	29,927,827	39,039,122

End of period	$89,878	$51,133	$54,335	$150,043	$27,188,681	$29,927,827
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	DWS Small Mid Cap Value VIP— Class A		Fidelity ® VIP Balanced Portfolio— Initial Class	Fidelity ® VIP Bond Index Portfolio— Initial Class
	2020	2019	2020 (a)	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,564	$5,487	$232	$49,262
Net realized gain (loss) on investments	(66,976)	(114,653)	1,798	3,110
Realized gain distribution received	49,773	54,483	3	14,210
Change in unrealized appreciation (depreciation) on investments	5,241	230,599	430	(49,262)

Net increase (decrease) in net assets resulting from operations	(3,398)	175,916	2,463	17,320

Contributions and (Withdrawals):
Payments received from policyowners	20,842	28,386	1,833	15,283
Cost of insurance	(11,578)	(14,647)	(142)	(2,570)
Policyowners' surrenders	(16,279)	(20,379)	—	—
Net transfers from (to) Fixed Account	(6,759)	(7,044)	409	2,259
Transfers between Investment Divisions	28,500	(382,677)	20,053	5,416,385
Policyowners' death benefits	(88)	—	—	—

Net contributions and (withdrawals)	14,638	(396,361)	22,153	5,431,357

Increase (decrease) in net assets	11,240	(220,445)	24,616	5,448,677

NET ASSETS:
Beginning of period	733,509	953,954	—	—

End of period	$744,749	$733,509	$24,616	$5,448,677
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$35,175	$59,140	$12,222	$13,433	$22,045	$23,119
Net realized gain (loss) on investments	441,746	761,242	29,039	(40)	(66,002)	(5,141)
Realized gain distribution received	81,586	1,580,190	136,070	—	56,062	66,442
Change in unrealized appreciation (depreciation) on investments	3,389,393	1,448,632	574,846	85,081	66,942	177,151

Net increase (decrease) in net assets resulting from operations	3,947,900	3,849,204	752,177	98,474	79,047	261,571

Contributions and (Withdrawals):
Payments received from policyowners	467,583	626,737	141,803	426,479	81,858	104,158
Cost of insurance	(256,228)	(283,656)	(31,758)	(10,717)	(26,025)	(24,730)
Policyowners' surrenders	(620,464)	(1,018,707)	(24,315)	(4,290)	(44,936)	(20,894)
Net transfers from (to) Fixed Account	333,225	(603,776)	82	28,181	3,705	(3,313)
Transfers between Investment Divisions	(1,704,525)	(525,466)	312,643	320,150	10,817	22,210
Policyowners' death benefits	(9,400)	(81,921)	(867)	—	—	—

Net contributions and (withdrawals)	(1,789,809)	(1,886,789)	397,588	759,803	25,419	77,431

Increase (decrease) in net assets	2,158,091	1,962,415	1,149,765	858,277	104,466	339,002

NET ASSETS:
Beginning of period	14,587,445	12,625,030	923,657	65,380	1,288,792	949,790

End of period	$16,745,536	$14,587,445	$2,073,422	$923,657	$1,393,258	$1,288,792
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity ® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$774	$18,210	$38,720	$176,398	$292,657
Net realized gain (loss) on investments	108	12,791	122,091	287,072	2,476
Realized gain distribution received	—	106,559	92,787	845,683	717,041
Change in unrealized appreciation (depreciation) on investments	15,169	59,367	111,959	523,852	1,437,888

Net increase (decrease) in net assets resulting from operations	16,051	196,927	365,557	1,833,005	2,450,062

Contributions and (Withdrawals):
Payments received from policyowners	7,492	16,419	193,007	299,978	536,581
Cost of insurance	(483)	(40,826)	(48,515)	(286,792)	(290,659)
Policyowners' surrenders	—	(256,160)	(15,109)	(159,411)	(963,272)
Net transfers from (to) Fixed Account	—	(2,686)	776	(38,486)	132,276
Transfers between Investment Divisions	2,958,546	(385,136)	(950,460)	(2,848,147)	875,346
Policyowners' death benefits	—	(6,044)	(41,092)	(90,173)	(93,009)

Net contributions and (withdrawals)	2,965,555	(674,433)	(861,393)	(3,123,031)	197,263

Increase (decrease) in net assets	2,981,606	(477,506)	(495,836)	(1,290,026)	2,647,325

NET ASSETS:
Beginning of period	—	1,886,466	2,382,302	15,045,859	12,398,534

End of period	$2,981,606	$1,408,960	$1,886,466	$13,755,833	$15,045,859
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$181,053	$259,801	$66,705	$112,236	$8,024	$5,814
Net realized gain (loss) on investments	718,211	87,899	179,033	177,683	33,674	237
Realized gain distribution received	695,659	367,836	339,824	198,147	19,375	2,264
Change in unrealized appreciation (depreciation) on investments	874,547	1,781,289	642,467	964,028	134,279	25,357

Net increase (decrease) in net assets resulting from operations	2,469,470	2,496,825	1,228,029	1,452,094	195,352	33,672

Contributions and (Withdrawals):
Payments received from policyowners	950,797	1,217,644	693,304	875,772	104,218	42,129
Cost of insurance	(344,668)	(297,641)	(179,697)	(166,009)	(25,251)	(9,491)
Policyowners' surrenders	(487,845)	(293,481)	(664,544)	(234,352)	(5,856)	—
Net transfers from (to) Fixed Account	(49,024)	151,417	(57,139)	(93,310)	205	16,773
Transfers between Investment Divisions	(209,397)	2,016,140	(9,357)	108,214	391,363	266,948
Policyowners' death benefits	(40,731)	(64,094)	(28,310)	—	(5,302)	(106)

Net contributions and (withdrawals)	(180,868)	2,729,985	(245,743)	490,315	459,377	316,253

Increase (decrease) in net assets	2,288,602	5,226,810	982,286	1,942,409	654,729	349,925

NET ASSETS:
Beginning of period	14,221,271	8,994,461	6,841,038	4,898,629	366,474	16,549

End of period	$16,509,873	$14,221,271	$7,823,324	$6,841,038	$1,021,203	$366,474
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Government Money Market Portfolio— Initial Class		Fidelity ® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$642,010	$11,417,331	$—	$2,864	$7,587
Net realized gain (loss) on investments	—	—	64,279	220,345	76,793
Realized gain distribution received	—	—	13,472	360,125	159,023
Change in unrealized appreciation (depreciation) on investments	—	—	330,439	691,871	548,414

Net increase (decrease) in net assets resulting from operations	642,010	11,417,331	408,190	1,275,205	791,817

Contributions and (Withdrawals):
Payments received from policyowners	8,522,716	5,376,234	31,269	95,154	164,116
Cost of insurance	(8,192,198)	(7,288,076)	(7,116)	(55,648)	(53,331)
Policyowners' surrenders	(2,229,868)	(1,590,696)	(288,119)	(213,996)	(39,374)
Net transfers from (to) Fixed Account	150,643	740,926	(14,302)	6,944	5,055
Transfers between Investment Divisions	(179,105,270)	190,094,978	1,196,653	(976,612)	302,383
Policyowners' death benefits	(9,828,046)	(3,070,923)	—	(7,038)	—

Net contributions and (withdrawals)	(190,682,023)	184,262,443	918,385	(1,151,196)	378,849

Increase (decrease) in net assets	(190,040,013)	195,679,774	1,326,575	124,009	1,170,666

NET ASSETS:
Beginning of period	729,904,011	534,224,237	—	3,498,630	2,327,964

End of period	$539,863,998	$729,904,011	$1,326,575	$3,622,639	$3,498,630
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity ® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity ® VIP International Capital Appreciation Portfolio— Initial Class
	2020	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$862	$3,446,587	$3,714,160	$7,441
Net realized gain (loss) on investments	3,308	13,259,692	4,551,429	40,162
Realized gain distribution received	2,177	657,710	2,669,600	—
Change in unrealized appreciation (depreciation) on investments	12,377	17,096,334	38,529,668	285,638

Net increase (decrease) in net assets resulting from operations	18,724	34,460,323	49,464,857	333,241

Contributions and (Withdrawals):
Payments received from policyowners	8,714	5,879,929	8,899,306	2,490
Cost of insurance	(1,758)	(3,143,765)	(2,901,411)	(8,885)
Policyowners' surrenders	—	(3,113,211)	(3,665,152)	—
Net transfers from (to) Fixed Account	2,071	(2,639,684)	(295,636)	1,342
Transfers between Investment Divisions	162,491	(20,091,759)	3,289,012	2,707,298
Policyowners' death benefits	—	(373,905)	(502,057)	—

Net contributions and (withdrawals)	171,518	(23,482,395)	4,824,062	2,702,245

Increase (decrease) in net assets	190,242	10,977,928	54,288,919	3,035,486

NET ASSETS:
Beginning of period	—	209,154,880	154,865,961	—

End of period	$190,242	$220,132,808	$209,154,880	$3,035,486
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity ® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,535	$653,698	$571,774	$60,041	$87,773
Net realized gain (loss) on investments	319	246,718	45,807	(318,343)	243,776
Realized gain distribution received	—	10,536	—	—	1,321,468
Change in unrealized appreciation (depreciation) on investments	47,050	1,552,079	1,207,800	1,709,734	879,632

Net increase (decrease) in net assets resulting from operations	50,904	2,463,031	1,825,381	1,451,432	2,532,649

Contributions and (Withdrawals):
Payments received from policyowners	29,813	672,061	759,046	292,587	466,382
Cost of insurance	(3,989)	(522,456)	(408,067)	(183,092)	(221,761)
Policyowners' surrenders	—	(840,251)	(180,775)	(312,373)	(333,508)
Net transfers from (to) Fixed Account	1,473	370,002	547,037	225,370	(70,082)
Transfers between Investment Divisions	185,482	8,953,039	895,708	(970,662)	(3,643,933)
Policyowners' death benefits	—	(19,705)	—	(2,890)	—

Net contributions and (withdrawals)	212,779	8,612,690	1,612,949	(951,060)	(3,802,902)

Increase (decrease) in net assets	263,683	11,075,721	3,438,330	500,372	(1,270,253)

NET ASSETS:
Beginning of period	—	21,983,881	18,545,551	10,554,521	11,824,774

End of period	$263,683	$33,059,602	$21,983,881	$11,054,893	$10,554,521
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Strategic Income Portfolio— Initial Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$43,318	$181,013	$212,526	$299,646	$5,157	$5,239
Net realized gain (loss) on investments	387,540	141,923	(1,615,648)	(16,170)	423	321
Realized gain distribution received	48,137	355,421	662,745	301,610	1,511	1,157
Change in unrealized appreciation (depreciation) on investments	1,017,962	1,802,733	(1,125,841)	2,406,794	6,612	6,435

Net increase (decrease) in net assets resulting from operations	1,496,957	2,481,090	(1,866,218)	2,991,880	13,703	13,152

Contributions and (Withdrawals):
Payments received from policyowners	101,069	512,772	124,024	139,157	29,285	47,144
Cost of insurance	(250,665)	(232,805)	(122,398)	(157,990)	(5,140)	(4,063)
Policyowners' surrenders	(293,439)	(403,464)	(6,073)	(44,061)	(27,383)	—
Net transfers from (to) Fixed Account	576	21,926	(25,366)	(20,825)	(1,485)	(998)
Transfers between Investment Divisions	(1,332,715)	(131,714)	(7,077,553)	1,908,998	(605)	5,887
Policyowners' death benefits	(5,727)	—	(141,830)	(68,590)	—	—

Net contributions and (withdrawals)	(1,780,901)	(233,285)	(7,249,196)	1,756,689	(5,328)	47,970

Increase (decrease) in net assets	(283,944)	2,247,805	(9,115,414)	4,748,569	8,375	61,122

NET ASSETS:
Beginning of period	11,239,654	8,991,849	17,342,719	12,594,150	162,674	101,552

End of period	$10,955,710	$11,239,654	$8,227,305	$17,342,719	$171,049	$162,674
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity ® VIP Technology Portfolio— Initial Class	Fidelity ® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class
	2020	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$148	$13,484	$19,246
Net realized gain (loss) on investments	4,147	4	(26,167)	(1,548)
Realized gain distribution received	9,714	—	38,641	36,323
Change in unrealized appreciation (depreciation) on investments	137,818	1,437	122,832	81,819

Net increase (decrease) in net assets resulting from operations	151,679	1,589	148,790	135,840

Contributions and (Withdrawals):
Payments received from policyowners	21,968	2,065	1,423	7,543
Cost of insurance	(5,685)	(61)	(15,650)	(10,849)
Policyowners' surrenders	—	—	(306,072)	(7,756)
Net transfers from (to) Fixed Account	(3,000)	3,293	—	5,237
Transfers between Investment Divisions	590,927	5,524	139,248	813,287
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	604,210	10,821	(181,051)	807,462

Increase (decrease) in net assets	755,889	12,410	(32,261)	943,302

NET ASSETS:
Beginning of period	—	—	1,310,959	367,657

End of period	$755,889	$12,410	$1,278,698	$1,310,959
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Fidelity® VIP Value Strategies Portfolio— Service Class 2		Invesco Oppenheimer V.I. Capital Appreciation Fund— Series I Shares		Invesco Oppenheimer V.I. Total Return Bond Fund— Series I Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,575	$4,697	$—	$190	$30	$33
Net realized gain (loss) on investments	(104,968)	(12,412)	39,332	9,146	6	(1)
Realized gain distribution received	16,565	29,584	13,409	29,867	—	—
Change in unrealized appreciation (depreciation) on investments	18,861	69,590	(22,753)	56,350	56	58

Net increase (decrease) in net assets resulting from operations	(67,967)	91,459	29,988	95,553	92	90

Contributions and (Withdrawals):
Payments received from policyowners	478	19,569	25,748	54,245	—	—
Cost of insurance	(4,852)	(7,559)	(3,557)	(6,713)	(100)	(86)
Policyowners' surrenders	(1,342)	—	(173,512)	(8,396)	—	—
Net transfers from (to) Fixed Account	(1,313)	53	(27,704)	(69,930)	—	—
Transfers between Investment Divisions	(191,962)	(30,740)	(113,752)	(5,864)	—	—
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(198,991)	(18,677)	(292,777)	(36,658)	(100)	(86)

Increase (decrease) in net assets	(266,958)	72,782	(262,789)	58,895	(8)	4

NET ASSETS:
Beginning of period	360,384	287,602	329,625	270,730	987	983

End of period	$93,426	$360,384	$66,836	$329,625	$979	$987
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Invesco V.I. American Value Fund— Series I Shares		Invesco V.I. Core Plus Bond— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$9,036	$8,759	$140	$129,570	$157,445
Net realized gain (loss) on investments	(194,961)	54,075	(42)	(215,666)	10,497
Realized gain distribution received	9,630	91,885	40	72,585	4,037
Change in unrealized appreciation (depreciation) on investments	97,229	390,251	(2)	(470,641)	542,306

Net increase (decrease) in net assets resulting from operations	(79,066)	544,970	136	(484,152)	714,285

Contributions and (Withdrawals):
Payments received from policyowners	73,084	120,498	6,464	80,803	75,203
Cost of insurance	(21,325)	(38,091)	(49)	(44,157)	(54,300)
Policyowners' surrenders	(149,274)	(242,709)	(4,243)	(90,844)	(102,734)
Net transfers from (to) Fixed Account	(3,515)	(25,115)	—	(114,247)	(46,324)
Transfers between Investment Divisions	(1,165,741)	(1,566,222)	6,826	(579,914)	(42,770)
Policyowners' death benefits	(570)	—	—	—	(3,351)

Net contributions and (withdrawals)	(1,267,341)	(1,751,639)	8,998	(748,359)	(174,276)

Increase (decrease) in net assets	(1,346,407)	(1,206,669)	9,134	(1,232,511)	540,009

NET ASSETS:
Beginning of period	1,346,407	2,553,076	—	3,719,252	3,179,243

End of period	$—	$1,346,407	$9,134	$2,486,741	$3,719,252
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Mid Cap Core Equity Fund— Series I Shares		Janus Henderson Enterprise Portfolio— Institutional Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$240,875	$255,691	$1,418	$4,028	$9,725	$27,017
Net realized gain (loss) on investments	(30,813)	256,558	(135,741)	(23,436)	1,277,337	912,796
Realized gain distribution received	232,065	1,032,909	40,141	88,331	966,615	817,434
Change in unrealized appreciation (depreciation) on investments	329,449	1,973,863	40,716	117,937	482,980	1,970,521

Net increase (decrease) in net assets resulting from operations	771,576	3,519,021	(53,466)	186,860	2,736,657	3,727,768

Contributions and (Withdrawals):
Payments received from policyowners	309,270	391,150	—	—	356,108	464,813
Cost of insurance	(213,708)	(246,453)	(7,699)	(17,054)	(174,598)	(167,546)
Policyowners' surrenders	(254,020)	(26,743)	—	(67,968)	(660,717)	(125,034)
Net transfers from (to) Fixed Account	(187,395)	(74,091)	—	—	(214,549)	(444,203)
Transfers between Investment Divisions	(4,518,811)	289,923	(583,941)	—	(1,820,496)	854,566
Policyowners' death benefits	—	(164,717)	—	—	(2,581)	(15,607)

Net contributions and (withdrawals)	(4,864,664)	169,069	(591,640)	(85,022)	(2,516,833)	566,989

Increase (decrease) in net assets	(4,093,088)	3,688,090	(645,106)	101,838	219,824	4,294,757

NET ASSETS:
Beginning of period	15,852,582	12,164,492	869,126	767,288	14,113,991	9,819,234

End of period	$11,759,494	$15,852,582	$224,020	$869,126	$14,333,815	$14,113,991
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$44,324	$77,388	$13,478	$7,140	$4,599	$5,999
Net realized gain (loss) on investments	71,357	(3,087)	391,560	188,945	23,561	26,766
Realized gain distribution received	—	—	348,816	376,475	36,584	38,612
Change in unrealized appreciation (depreciation) on investments	60,041	135,544	870,599	926,851	67,863	89,453

Net increase (decrease) in net assets resulting from operations	175,722	209,845	1,624,453	1,499,411	132,607	160,830

Contributions and (Withdrawals):
Payments received from policyowners	17,921	82,925	31,365	163,323	36,777	42,102
Cost of insurance	(23,700)	(31,830)	(94,968)	(99,450)	(26,775)	(26,853)
Policyowners' surrenders	(8,097)	(74,123)	(72,832)	(258,163)	(33,819)	(21,845)
Net transfers from (to) Fixed Account	1,316	(66,692)	(10,875)	(50,126)	486	1,196
Transfers between Investment Divisions	(1,656,093)	111,480	(1,190,482)	(205,366)	(10,522)	(6,766)
Policyowners' death benefits	(3,251)	(11,842)	(1,544)	—	—	(12,248)

Net contributions and (withdrawals)	(1,671,904)	9,918	(1,339,336)	(449,782)	(33,853)	(24,414)

Increase (decrease) in net assets	(1,496,182)	219,763	285,117	1,049,629	98,754	136,416

NET ASSETS:
Beginning of period	2,386,206	2,166,443	5,166,956	4,117,327	694,837	558,421

End of period	$890,024	$2,386,206	$5,452,073	$5,166,956	$793,591	$694,837
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Lazard Retirement International Equity Portfolio— Service Shares		Legg Mason Western Asset Core Plus VIT Portfolio— Class I	Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30,422	$6,250	$11,257	$—	$—
Net realized gain (loss) on investments	(263,029)	(98,404)	325	7,781	16,988
Realized gain distribution received	44,898	—	—	31,042	16,775
Change in unrealized appreciation (depreciation) on investments	189,976	449,245	19,373	114,115	8,825

Net increase (decrease) in net assets resulting from operations	2,267	357,091	30,955	152,938	42,588

Contributions and (Withdrawals):
Payments received from policyowners	40,218	82,547	56,992	24,266	34,882
Cost of insurance	(35,868)	(40,725)	(4,038)	(6,964)	(5,498)
Policyowners' surrenders	(4,920)	(164,227)	—	(17,470)	(30,030)
Net transfers from (to) Fixed Account	67	(10,090)	41	(15)	(24,441)
Transfers between Investment Divisions	(939,787)	567,827	583,956	1,035	15,823
Policyowners' death benefits	(9,973)	(5,738)	(2,258)	—	—

Net contributions and (withdrawals)	(950,263)	429,594	634,693	852	(9,264)

Increase (decrease) in net assets	(947,996)	786,685	665,648	153,790	33,324

NET ASSETS:
Beginning of period	2,412,778	1,626,093	—	181,181	147,857

End of period	$1,464,782	$2,412,778	$665,648	$334,971	$181,181
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
	2020	2019	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,567	$12,599	$(364)	$(346)	$—
Net realized gain (loss) on investments	(159,403)	(83,124)	975,268	1,229,552	642
Realized gain distribution received	—	23,747	151,664	282,977	526
Change in unrealized appreciation (depreciation) on investments	68,842	423,259	701,836	1,379,235	6,383

Net increase (decrease) in net assets resulting from operations	(81,994)	376,481	1,828,404	2,891,418	7,551

Contributions and (Withdrawals):
Payments received from policyowners	12,513	41,619	116,830	194,515	—
Cost of insurance	(19,127)	(27,201)	(138,463)	(163,981)	(215)
Policyowners' surrenders	(18,200)	(11,218)	(299,348)	(392,969)	—
Net transfers from (to) Fixed Account	531	(12,155)	17,246	(15,340)	24,661
Transfers between Investment Divisions	(448,930)	(804,372)	(2,085,871)	(1,900,623)	(6,891)
Policyowners' death benefits	(163)	—	(52,452)	(5,558)	—

Net contributions and (withdrawals)	(473,376)	(813,327)	(2,442,058)	(2,283,956)	17,555

Increase (decrease) in net assets	(555,370)	(436,846)	(613,654)	607,462	25,106

NET ASSETS:
Beginning of period	1,438,283	1,875,129	9,183,324	8,575,862	—

End of period	$882,913	$1,438,283	$8,569,670	$9,183,324	$25,106
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	LVIP Mondrian International Value Fund— Standard Class		LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,681	$2,816	$626,337	$730,987	$85,157	$202,792
Net realized gain (loss) on investments	8,547	23	66,018	(81,221)	(463,746)	(55,230)
Realized gain distribution received	1,801	1,583	—	—	—	54,897
Change in unrealized appreciation (depreciation) on investments	4,052	4,153	1,313,341	1,485,767	(50,050)	463,189

Net increase (decrease) in net assets resulting from operations	16,081	8,575	2,005,696	2,135,533	(428,639)	665,648

Contributions and (Withdrawals):
Payments received from policyowners	2,366	12,822	287,043	1,166,033	27,139	67,830
Cost of insurance	(1,056)	(925)	(400,402)	(355,802)	(65,679)	(75,852)
Policyowners' surrenders	(147)	(45)	(448,958)	(340,846)	(7,418)	(440)
Net transfers from (to) Fixed Account	—	—	1,056	(1,398,446)	(3,108)	(72,782)
Transfers between Investment Divisions	(19,794)	37,953	3,504,311	(81,329)	(977,982)	141,629
Policyowners' death benefits	—	—	(51,347)	(90,158)	—	(21,357)

Net contributions and (withdrawals)	(18,631)	49,805	2,891,703	(1,100,548)	(1,027,048)	39,028

Increase (decrease) in net assets	(2,550)	58,380	4,897,399	1,034,985	(1,455,687)	704,676

NET ASSETS:
Beginning of period	79,509	21,129	26,992,146	25,957,161	5,019,667	4,314,991

End of period	$76,959	$79,509	$31,889,545	$26,992,146	$3,563,980	$5,019,667
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	LVIP SSgA Emerging Markets 100 Fund— Standard Class		LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$164,942	$175,628	$470	$656,286	$712,555
Net realized gain (loss) on investments	219	5,889	282	212,311	137,871
Realized gain distribution received	—	—	98	—	—
Change in unrealized appreciation (depreciation) on investments	126,955	151,148	8,580	1,361,197	4,195,184

Net increase (decrease) in net assets resulting from operations	292,116	332,665	9,430	2,229,794	5,045,610

Contributions and (Withdrawals):
Payments received from policyowners	92,576	206,262	—	178,706	1,228,929
Cost of insurance	(54,607)	(56,357)	(103)	(323,770)	(304,124)
Policyowners' surrenders	(107,092)	(24,270)	—	(365,999)	(206,059)
Net transfers from (to) Fixed Account	(32,939)	(56,523)	187	(377,966)	(11,346)
Transfers between Investment Divisions	292,043	56,724	19,926	1,355,622	90,119
Policyowners' death benefits	(6,797)	—	—	(104,980)	(19,524)

Net contributions and (withdrawals)	183,184	125,836	20,010	361,613	777,995

Increase (decrease) in net assets	475,300	458,501	29,440	2,591,407	5,823,605

NET ASSETS:
Beginning of period	4,793,911	4,335,410	—	28,871,209	23,047,604

End of period	$5,269,211	$4,793,911	$29,440	$31,462,616	$28,871,209
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS ® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class		MFS® Global Tactical Allocation Portfolio— Initial Class
	2020 (a)	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$99	$40,618	$1,396	$41,673	$70,153
Net realized gain (loss) on investments	2	420	1,766	5,692	10,770
Realized gain distribution received	1,964	21,718	246	107,713	56,913
Change in unrealized appreciation (depreciation) on investments	2,326	63,778	7,440	(9,721)	192,518

Net increase (decrease) in net assets resulting from operations	4,391	126,534	10,848	145,357	330,354

Contributions and (Withdrawals):
Payments received from policyowners	1,096	9,454	1,901	48,652	32,305
Cost of insurance	(128)	(7,138)	(2,802)	(53,712)	(50,254)
Policyowners' surrenders	—	—	—	(84,190)	(98,453)
Net transfers from (to) Fixed Account	—	3,998	(20,916)	4,172	1,549
Transfers between Investment Divisions	20,708	844,607	6,482	4,881	(106,245)
Policyowners' death benefits	—	(524)	—	—	—

Net contributions and (withdrawals)	21,676	850,397	(15,335)	(80,197)	(221,098)

Increase (decrease) in net assets	26,067	976,931	(4,487)	65,160	109,256

NET ASSETS:
Beginning of period	—	39,997	44,484	2,425,579	2,316,323

End of period	$26,067	$1,016,928	$39,997	$2,490,739	$2,425,579
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS ® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$12,912	$225,665	$395,072	$407	$433
Net realized gain (loss) on investments	1,786	1,724,707	802,678	1,022	898
Realized gain distribution received	11,746	454,738	648,301	3,192	5,755
Change in unrealized appreciation (depreciation) on investments	96,857	1,747,409	3,008,973	9,609	18,749

Net increase (decrease) in net assets resulting from operations	123,301	4,152,519	4,855,024	14,230	25,835

Contributions and (Withdrawals):
Payments received from policyowners	5,595	652,648	766,415	—	—
Cost of insurance	(6,685)	(380,024)	(356,738)	(2,057)	(1,874)
Policyowners' surrenders	—	(635,182)	(635,531)	—	—
Net transfers from (to) Fixed Account	1,987	5,833	(301,827)	—	—
Transfers between Investment Divisions	928,307	(4,121,113)	(415,427)	—	—
Policyowners' death benefits	—	(31,017)	(9,893)	—	—

Net contributions and (withdrawals)	929,204	(4,508,855)	(953,001)	(2,057)	(1,874)

Increase (decrease) in net assets	1,052,505	(356,336)	3,902,023	12,173	23,961

NET ASSETS:
Beginning of period	—	23,659,969	19,757,946	107,378	83,417

End of period	$1,052,505	$23,303,633	$23,659,969	$119,551	$107,378
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS ® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class
	2020 (a)	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$31,584	$19,410	$—	$—
Net realized gain (loss) on investments	685	(87,883)	(4,810)	91	109
Realized gain distribution received	6,681	106,953	127,846	535	923
Change in unrealized appreciation (depreciation) on investments	23,858	402,632	193,577	1,709	693

Net increase (decrease) in net assets resulting from operations	31,224	453,286	336,023	2,335	1,725

Contributions and (Withdrawals):
Payments received from policyowners	8,862	39,383	12,381	—	—
Cost of insurance	(632)	(37,286)	(22,723)	(487)	(550)
Policyowners' surrenders	—	(145,913)	(123)	—	—
Net transfers from (to) Fixed Account	—	(72,710)	(897)	—	—
Transfers between Investment Divisions	91,015	1,842,135	522,685	—	—
Policyowners' death benefits	—	(2,222)	—	—	—

Net contributions and (withdrawals)	99,245	1,623,387	511,323	(487)	(550)

Increase (decrease) in net assets	130,469	2,076,673	847,346	1,848	1,175

NET ASSETS:
Beginning of period	—	1,786,930	939,584	5,517	4,342

End of period	$130,469	$3,863,603	$1,786,930	$7,365	$5,517
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	MFS ® New Discovery Value— Initial Class	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,008	$951,885	$1,206,751	$139,920	$329,778
Net realized gain (loss) on investments	91,858	(274,262)	630,707	(193,086)	(90,846)
Realized gain distribution received	25,188	2,668,787	2,540,526	—	—
Change in unrealized appreciation (depreciation) on investments	618,516	1,027,428	10,049,379	94,333	494,999

Net increase (decrease) in net assets resulting from operations	738,570	4,373,838	14,427,363	41,167	733,931

Contributions and (Withdrawals):
Payments received from policyowners	73	551,148	1,131,851	63,383	226,453
Cost of insurance	(7,752)	(758,539)	(717,283)	(76,059)	(85,720)
Policyowners' surrenders	(774)	(955,232)	(464,329)	(292,153)	(137,783)
Net transfers from (to) Fixed Account	—	79,203	(268,200)	(12,214)	(113,230)
Transfers between Investment Divisions	2,007,727	3,732,455	(2,307,873)	(1,013,170)	(1,364,492)
Policyowners' death benefits	—	(427,212)	(191,712)	—	—

Net contributions and (withdrawals)	1,999,274	2,221,823	(2,817,546)	(1,330,213)	(1,474,772)

Increase (decrease) in net assets	2,737,844	6,595,661	11,609,817	(1,289,046)	(740,841)

NET ASSETS:
Beginning of period	—	61,327,860	49,718,043	4,406,130	5,146,971

End of period	$2,737,844	$67,923,521	$61,327,860	$3,117,084	$4,406,130
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,342	$8,457	$116,361	$100,629	$590	$609
Net realized gain (loss) on investments	(8,714)	(313)	(103,785)	41,114	(14,549)	(1,003)
Realized gain distribution received	4,921	13,742	115,661	200,373	—	9,908
Change in unrealized appreciation (depreciation) on investments	(5,065)	52,551	(1,047,368)	550,622	4,585	3,344

Net increase (decrease) in net assets resulting from operations	(3,516)	74,437	(919,131)	892,738	(9,374)	12,858

Contributions and (Withdrawals):
Payments received from policyowners	7,055	5,176	127,550	365,388	1,592	15,048
Cost of insurance	(5,499)	(4,609)	(95,682)	(103,715)	(1,067)	(1,888)
Policyowners' surrenders	—	—	(329,427)	(177,581)	(12,537)	(12,501)
Net transfers from (to) Fixed Account	1,306	—	(2,800)	(42,087)	(2,576)	(58)
Transfers between Investment Divisions	1,862	4,389	(105,563)	(152,216)	(9,688)	40
Policyowners' death benefits	—	—	—	(28,277)	—	—

Net contributions and (withdrawals)	4,724	4,956	(405,922)	(138,488)	(24,276)	641

Increase (decrease) in net assets	1,208	79,393	(1,325,053)	754,250	(33,650)	13,499

NET ASSETS:
Beginning of period	340,563	261,170	5,506,474	4,752,224	88,987	75,488

End of period	$341,771	$340,563	$4,181,421	$5,506,474	$55,337	$88,987
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I		PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2020	2019 (c)	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,377	$2,840	$127,057	$101,698	$159,570	$153,911
Net realized gain (loss) on investments	(20,973)	(1,513)	(3,070)	(4,798)	(77,734)	(48,383)
Realized gain distribution received	9,460	37,828	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	28,551	22,080	143,078	204,419	531,281	267,641

Net increase (decrease) in net assets resulting from operations	18,415	61,235	267,065	301,319	613,117	373,169

Contributions and (Withdrawals):
Payments received from policyowners	32,087	6,617	49,953	178,680	184,629	382,129
Cost of insurance	(5,541)	(6,438)	(58,282)	(42,508)	(156,000)	(137,943)
Policyowners' surrenders	(40,414)	(50,498)	(173,549)	(74,305)	(338,161)	(181,983)
Net transfers from (to) Fixed Account	623	(35)	(2,129)	285	(30,068)	(38,375)
Transfers between Investment Divisions	(449,396)	693,794	768,827	12,976	57,806	38,930
Policyowners' death benefits	—	—	—	—	—	(7,607)

Net contributions and (withdrawals)	(462,641)	643,440	584,820	75,128	(281,794)	55,151

Increase (decrease) in net assets	(444,226)	704,675	851,885	376,447	331,323	428,320

NET ASSETS:
Beginning of period	704,675	—	2,355,735	1,979,288	6,576,266	6,147,946

End of period	$260,449	$704,675	$3,207,620	$2,355,735	$6,907,589	$6,576,266
(c) For the period April 30, 2019 (commencement of Investment Division) through December 31,2019.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class
	2020	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$347	$153,081	$136,622	$91
Net realized gain (loss) on investments	1,461	(250,690)	31,865	8
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	509	(13,106)	215,667	138

Net increase (decrease) in net assets resulting from operations	2,317	(110,715)	384,154	237

Contributions and (Withdrawals):
Payments received from policyowners	1,179	98,045	168,557	35
Cost of insurance	(239)	(60,998)	(48,875)	(42)
Policyowners' surrenders	—	(267,916)	(51,575)	—
Net transfers from (to) Fixed Account	3,665	(45,587)	(3,820)	1,589
Transfers between Investment Divisions	1,936	276,005	(532,194)	5,733
Policyowners' death benefits	—	—	(1,330)	—

Net contributions and (withdrawals)	6,541	(451)	(469,237)	7,315

Increase (decrease) in net assets	8,858	(111,166)	(85,083)	7,552

NET ASSETS:
Beginning of period	—	2,681,695	2,766,778	—

End of period	$8,858	$2,570,529	$2,681,695	$7,552
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
	2020	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$116	$12	$129,184	$18,141
Net realized gain (loss) on investments	36	—	372,183	8,835
Realized gain distribution received	—	—	60,180	—
Change in unrealized appreciation (depreciation) on investments	507	83	576,414	81,385

Net increase (decrease) in net assets resulting from operations	659	95	1,137,961	108,361

Contributions and (Withdrawals):
Payments received from policyowners	—	12	18,671	20,777
Cost of insurance	(45)	(9)	(55,557)	(11,879)
Policyowners' surrenders	—	—	(104,180)	(27,992)
Net transfers from (to) Fixed Account	1,705	110	41,342	(435)
Transfers between Investment Divisions	19,282	8,525	18,655,868	—
Policyowners' death benefits	—	—	(13,627)	—

Net contributions and (withdrawals)	20,942	8,638	18,542,517	(19,529)

Increase (decrease) in net assets	21,601	8,733	19,680,478	88,832

NET ASSETS:
Beginning of period	—	—	898,821	809,989

End of period	$21,601	$8,733	$20,579,299	$898,821
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2020	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22	$114,956	$217,373	$1,108
Net realized gain (loss) on investments	(3)	14,041	(63,075)	1,299
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(178)	169,118	156,605	401

Net increase (decrease) in net assets resulting from operations	(159)	298,115	310,903	2,808

Contributions and (Withdrawals):
Payments received from policyowners	69	228,762	361,263	331
Cost of insurance	(48)	(217,486)	(468,933)	(2,733)
Policyowners' surrenders	—	(303,264)	(941,211)	—
Net transfers from (to) Fixed Account	3,447	(205,505)	16,079	20,581
Transfers between Investment Divisions	—	5,352,761	(75,468)	60,659
Policyowners' death benefits	—	(16,045)	(38,502)	—

Net contributions and (withdrawals)	3,468	4,839,223	(1,146,772)	78,838

Increase (decrease) in net assets	3,309	5,137,338	(835,869)	81,646

NET ASSETS:
Beginning of period	—	7,143,128	7,978,997	—

End of period	$3,309	$12,280,466	$7,143,128	$81,646
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Real Return Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class
	2020	2019	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$166,533	$222,205	$137	$866,947	$1,090,172
Net realized gain (loss) on investments	191,497	36,029	24	497,199	16,881
Realized gain distribution received	—	—	—	457,122	—
Change in unrealized appreciation (depreciation) on investments	777,924	815,871	726	1,480,956	1,760,954

Net increase (decrease) in net assets resulting from operations	1,135,954	1,074,105	887	3,302,224	2,868,007

Contributions and (Withdrawals):
Payments received from policyowners	273,150	294,129	—	675,742	1,060,780
Cost of insurance	(285,760)	(280,977)	(115)	(721,801)	(608,267)
Policyowners' surrenders	(396,202)	(209,160)	—	(1,825,456)	(1,042,596)
Net transfers from (to) Fixed Account	(72,032)	(38,495)	10,569	(137,675)	89,666
Transfers between Investment Divisions	(2,266,065)	(219,833)	3,277	2,191,734	3,032,424
Policyowners' death benefits	(27,139)	—	—	(48,917)	(23,159)

Net contributions and (withdrawals)	(2,774,048)	(454,336)	13,731	133,627	2,508,848

Increase (decrease) in net assets	(1,638,094)	619,769	14,618	3,435,851	5,376,855

NET ASSETS:
Beginning of period	12,896,726	12,276,957	—	38,635,070	33,258,215

End of period	$11,258,632	$12,896,726	$14,618	$42,070,921	$38,635,070
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Index 500 Portfolio
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$468	$—	$—	$28,518	$28,476
Net realized gain (loss) on investments	28	8,859,547	2,916,500	102,590	62,008
Realized gain distribution received	361	3,555,469	1,755,735	110,046	16,294
Change in unrealized appreciation (depreciation) on investments	483	16,567,994	11,677,870	78,865	317,367

Net increase (decrease) in net assets resulting from operations	1,340	28,983,010	16,350,105	320,019	424,145

Contributions and (Withdrawals):
Payments received from policyowners	272	1,056,291	1,236,887	157,698	332,934
Cost of insurance	(745)	(1,249,217)	(943,671)	(50,086)	(54,731)
Policyowners' surrenders	—	(1,679,328)	(909,745)	(93,580)	(103,892)
Net transfers from (to) Fixed Account	27,793	(78,576)	(90,527)	(184,283)	(3,410)
Transfers between Investment Divisions	12,468	17,569,091	(411,655)	(260,456)	63,714
Policyowners' death benefits	—	(863,304)	(156,804)	(2,619)	—

Net contributions and (withdrawals)	39,788	14,754,957	(1,275,515)	(433,326)	234,615

Increase (decrease) in net assets	41,128	43,737,967	15,074,590	(113,307)	658,760

NET ASSETS:
Beginning of period	—	70,548,117	55,473,527	1,989,845	1,331,085

End of period	$41,128	$114,286,084	$70,548,117	$1,876,538	$1,989,845
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price Moderate Allocation Portfolio
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$16,474	$78,386	$69,639	$128,566	$53,794	$91,612
Net realized gain (loss) on investments	(58,634)	(122,503)	(60,151)	52,426	19,018	135,281
Realized gain distribution received	135,832	143,589	—	—	124,837	119,611
Change in unrealized appreciation (depreciation) on investments	214,311	1,121,502	62,028	27,431	256,005	482,944

Net increase (decrease) in net assets resulting from operations	307,983	1,220,974	71,516	208,423	453,654	829,448

Contributions and (Withdrawals):
Payments received from policyowners	162,898	330,570	54,873	309,142	135,547	377,983
Cost of insurance	(42,908)	(58,883)	(53,333)	(76,136)	(111,700)	(122,095)
Policyowners' surrenders	(102,969)	(111,946)	(293,212)	(38,345)	(102,876)	(345,397)
Net transfers from (to) Fixed Account	383,015	(229,791)	(10,575)	25,631	(8,312)	4,120
Transfers between Investment Divisions	(884,170)	(2,656,331)	(3,934,584)	3,866,628	(1,118,822)	(285,166)
Policyowners' death benefits	—	—	—	—	(4,765)	(57,122)

Net contributions and (withdrawals)	(484,134)	(2,726,381)	(4,236,831)	4,086,920	(1,210,928)	(427,677)

Increase (decrease) in net assets	(176,151)	(1,505,407)	(4,165,315)	4,295,343	(757,274)	401,771

NET ASSETS:
Beginning of period	3,708,504	5,213,911	6,111,722	1,816,379	4,711,754	4,309,983

End of period	$3,532,353	$3,708,504	$1,946,407	$6,111,722	$3,954,480	$4,711,754
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	T. Rowe Price New America Growth Portfolio		Thrivent Diversified Income Plus Portfolio	Thrivent Large Cap Growth Portfolio
	2020	2019	2020	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$42,703	$41	$—
Net realized gain (loss) on investments	3,456,725	967,400	4	—
Realized gain distribution received	1,020,806	729,234	7	—
Change in unrealized appreciation (depreciation) on investments	(1,050,395)	1,630,895	962	11

Net increase (decrease) in net assets resulting from operations	3,427,136	3,370,232	1,014	11

Contributions and (Withdrawals):
Payments received from policyowners	129,962	475,809	3,608	272
Cost of insurance	(164,232)	(197,664)	(171)	(7)
Policyowners' surrenders	(52,194)	(290,422)	—	—
Net transfers from (to) Fixed Account	339,769	(806,280)	271	159
Transfers between Investment Divisions	(8,208,850)	(1,790,754)	14,333	—
Policyowners' death benefits	(64,863)	(44,358)	—	—

Net contributions and (withdrawals)	(8,020,408)	(2,653,669)	18,041	424

Increase (decrease) in net assets	(4,593,272)	716,563	19,055	435

NET ASSETS:
Beginning of period	11,514,463	10,797,900	—	—

End of period	$6,921,191	$11,514,463	$19,055	$435
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Thrivent Mid Cap Index Portfolio	Thrivent Small Cap Index Portfolio		TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
	2020	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$319,285	$255,463	$2,138	$2,755
Net realized gain (loss) on investments	—	(1,161,347)	(35,739)	(2,220)	19,264
Realized gain distribution received	—	1,145,974	1,803,521	1,705	7,380
Change in unrealized appreciation (depreciation) on investments	147	4,334,505	(473,640)	17,854	21,221

Net increase (decrease) in net assets resulting from operations	147	4,638,417	1,549,605	19,477	50,620

Contributions and (Withdrawals):
Payments received from policyowners	—	29,962	1,213,354	—	63,887
Cost of insurance	(10)	(265,656)	(209,606)	(4,156)	(13,560)
Policyowners' surrenders	—	—	(121)	—	(22,584)
Net transfers from (to) Fixed Account	—	1,969	1,701	(670)	(10,705)
Transfers between Investment Divisions	856	2,432,911	23,262,615	(21,454)	(80,031)
Policyowners' death benefits	—	—	(19,569)	—	—

Net contributions and (withdrawals)	846	2,199,186	24,248,374	(26,280)	(62,993)

Increase (decrease) in net assets	993	6,837,603	25,797,979	(6,803)	(12,373)

NET ASSETS:
Beginning of period	—	26,200,597	402,618	204,157	216,530

End of period	$993	$33,038,200	$26,200,597	$197,354	$204,157
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares		TOPS® Growth ETF Portfolio— Class 2 Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,203	$10,599	$2,798	$3,089	$1,359	$2,900
Net realized gain (loss) on investments	(6,526)	3,915	1,936	3,301	(3,841)	3,868
Realized gain distribution received	73	13,641	258	1,883	501	6,277
Change in unrealized appreciation (depreciation) on investments	13,919	57,116	6,531	12,861	5,466	42,377

Net increase (decrease) in net assets resulting from operations	10,669	85,271	11,523	21,134	3,485	55,422

Contributions and (Withdrawals):
Payments received from policyowners	—	55,867	—	5,733	—	29,732
Cost of insurance	(4,656)	(10,756)	(4,984)	(6,029)	(3,852)	(11,189)
Policyowners' surrenders	(3,008)	(5,125)	(10,277)	(15,149)	(10,269)	(72,566)
Net transfers from (to) Fixed Account	(146)	(192)	(30)	(36)	(270)	(276)
Transfers between Investment Divisions	(87,152)	(382,286)	—	(22,479)	(94,549)	(118,821)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(94,962)	(342,492)	(15,291)	(37,960)	(108,940)	(173,120)

Increase (decrease) in net assets	(84,293)	(257,221)	(3,768)	(16,826)	(105,455)	(117,698)

NET ASSETS:
Beginning of period	335,223	592,444	174,275	191,101	190,662	308,360

End of period	$250,930	$335,223	$170,507	$174,275	$85,207	$190,662
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$1,606	$688	$999	$873	$1,708
Net realized gain (loss) on investments	3,088	(7,597)	(423)	(460)	(3,136)	4,141
Realized gain distribution received	—	2,069	—	3,376	329	3,349
Change in unrealized appreciation (depreciation) on investments	(3,457)	22,164	895	11,794	3,525	9,305

Net increase (decrease) in net assets resulting from operations	(369)	18,242	1,160	15,709	1,591	18,503

Contributions and (Withdrawals):
Payments received from policyowners	—	21,001	—	8,626	—	8,280
Cost of insurance	(1,786)	(9,073)	(917)	(3,662)	(1,505)	(3,610)
Policyowners' surrenders	(40)	(1,906)	(1,006)	(8,577)	(27,689)	(56,447)
Net transfers from (to) Fixed Account	(138)	(55,242)	(1,001)	8,445	(12,016)	(19,208)
Transfers between Investment Divisions	(70,899)	(83,388)	(3,126)	(104,099)	(6,535)	(7,711)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(72,863)	(128,608)	(6,050)	(99,267)	(47,745)	(78,696)

Increase (decrease) in net assets	(73,232)	(110,366)	(4,890)	(83,558)	(46,154)	(60,193)

NET ASSETS:
Beginning of period	73,249	183,615	38,885	122,443	81,967	142,160

End of period	$17	$73,249	$33,995	$38,885	$35,813	$81,967
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,945	$12,282	$27,918	$1,267	$—	$—
Net realized gain (loss) on investments	11,213	73,686	561	303	13,602	(1,682)
Realized gain distribution received	631	17,227	—	—	200,341	42,058
Change in unrealized appreciation (depreciation) on investments	14,902	42,290	5,729	43,890	225,885	(4,005)

Net increase (decrease) in net assets resulting from operations	31,691	145,485	34,208	45,460	439,828	36,371

Contributions and (Withdrawals):
Payments received from policyowners	—	52,454	—	—	4,108	1,434
Cost of insurance	(16,743)	(28,355)	(9,062)	(8,770)	(9,195)	(2,234)
Policyowners' surrenders	(115,314)	(54,801)	—	(18)	(3,107)	—
Net transfers from (to) Fixed Account	(26,996)	(37,694)	(5)	(11)	11,986	1,140
Transfers between Investment Divisions	(51,752)	(639,314)	(2,961)	—	794,210	152,093
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(210,805)	(707,710)	(12,028)	(8,799)	798,002	152,433

Increase (decrease) in net assets	(179,114)	(562,225)	22,180	36,661	1,237,830	188,804

NET ASSETS:
Beginning of period	431,764	993,989	400,235	363,574	204,050	15,246

End of period	$252,650	$431,764	$422,415	$400,235	$1,441,880	$204,050
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z
	2020	2020 (a)	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$87	$—	$—
Net realized gain (loss) on investments	19	1	3
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	212	654	1,624

Net increase (decrease) in net assets resulting from operations	318	655	1,627

Contributions and (Withdrawals):
Payments received from policyowners	2,769	3,546	—
Cost of insurance	(27)	(28)	(85)
Policyowners' surrenders	—	—	—
Net transfers from (to) Fixed Account	1,968	—	11,930
Transfers between Investment Divisions	(360)	6,983	(42)
Policyowners' death benefits	—	—	—

Net contributions and (withdrawals)	4,350	10,501	11,803

Increase (decrease) in net assets	4,668	11,156	13,430

NET ASSETS:
Beginning of period	—	—	—

End of period	$4,668	$11,156	$13,430
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I
	2020 (a)	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$3,133	$54	$25
Net realized gain (loss) on investments	—	1	19,490	(13)
Realized gain distribution received	—	—	2,854	1,329
Change in unrealized appreciation (depreciation) on investments	5	536	439	(249)

Net increase (decrease) in net assets resulting from operations	5	3,670	22,837	1,092

Contributions and (Withdrawals):
Payments received from policyowners	299	10,650	11,032	11,780
Cost of insurance	—	(762)	(862)	(302)
Policyowners' surrenders	—	—	—	—
Net transfers from (to) Fixed Account	—	562	12,937	1,694
Transfers between Investment Divisions	—	2,423,026	(34,976)	—
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	299	2,433,476	(11,869)	13,172

Increase (decrease) in net assets	304	2,437,146	10,968	14,264

NET ASSETS:
Beginning of period	—	—	14,264	—

End of period	$304	$2,437,146	$25,232	$14,264
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	Voya Russell™ Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I		VY ® JPMorgan Mid Cap Value Portfolio— Class I
	2020	2019	2020	2019	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$308,872	$319,196	$10,596	$11,305	$919
Net realized gain (loss) on investments	(2,992,246)	(512,919)	(140,103)	(374,479)	18
Realized gain distribution received	2,840,741	3,572,331	31,632	380,229	1,852
Change in unrealized appreciation (depreciation) on investments	2,701,143	1,912,916	514,538	587,779	9,578

Net increase (decrease) in net assets resulting from operations	2,858,510	5,291,524	416,663	604,834	12,367
			0
Contributions and (Withdrawals):
Payments received from policyowners	193,956	314,733	72,329	96,718	49,335
Cost of insurance	(249,747)	(262,090)	(28,505)	(38,572)	(538)
Policyowners' surrenders	(406,038)	(281,687)	(11,921)	(23,145)	—
Net transfers from (to) Fixed Account	(592,141)	1,641	(9,990)	(60,595)	(36)
Transfers between Investment Divisions	(5,140,919)	(739,384)	361,389	(1,172,236)	20,409
Policyowners' death benefits	(134,545)	(53,776)	(3,353)	(112,723)	—

Net contributions and (withdrawals)	(6,329,434)	(1,020,563)	379,949	(1,310,553)	69,170

Increase (decrease) in net assets	(3,470,924)	4,270,961	796,612	(705,719)	81,537

NET ASSETS:
Beginning of period	21,995,528	17,724,567	1,742,920	2,448,639	—

End of period	$18,524,604	$21,995,528	$2,539,532	$1,742,920	$81,537
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2020
and December 31, 2019

	VY ® JPMorgan Small Cap Core Equity Portfolio— Class I	VY ® Morgan Stanley Global Franchise Portfolio— Class R6	VY ® T. Rowe Price Capital Appreciation Portfolio— Class I
	2020	2020 (a)	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$9,201
Net realized gain (loss) on investments	1	—	(9,877)
Realized gain distribution received	—	—	53,373
Change in unrealized appreciation (depreciation) on investments	23,480	89	34,760

Net increase (decrease) in net assets resulting from operations	23,481	89	87,457

Contributions and (Withdrawals):
Payments received from policyowners	591	—	526
Cost of insurance	(8)	—	(7,072)
Policyowners' surrenders	—	—	—
Net transfers from (to) Fixed Account	—	—	(112,032)
Transfers between Investment Divisions	2,410,740	4,350	662,151
Policyowners' death benefits	—	—	—

Net contributions and (withdrawals)	2,411,323	4,350	543,573

Increase (decrease) in net assets	2,434,804	4,439	631,030

NET ASSETS:
Beginning of period	—	—	—

End of period	$2,434,804	$4,439	$631,030
(a) For the period May 1, 2020 (commencement of Investment Division) through December 31,2020.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies ("CEVUL Plus") ('Series 3 policies"). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.
The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Investment Fund, BNY Mellon Investment Portfolios, Columbia Fund Series I, Columbia Fund Series II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of November 23, 2020, Invesco V.I. American Value Fund—Series I Shares was substituted for MFS® Mid Cap Value Portfolio—Initial Class.

As of December 11, 2020, Delaware VIP® International Value Equity Series—Standard Class was substituted for Delaware VIP® International Series—Standard Class. The destination fund was closed to new investments.

As of May 1, 2020, the following Investment Divisions were closed to new investments:

American Funds IS Capital World Bond Fund®—Class 1 (formerly American Funds IS Global Bond Fund—Class 1)
Davis Value Portfolio
DWS Global Small Cap VIP—Class A
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Fidelity® VIP Value Portfolio—Initial Class
Fidelity® VIP Value Strategies Portfolio—Service Class 2

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares
Janus Henderson Flexible Bond Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares
Lord Abbett Series Fund Developing Growth Portfolio—Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I
Neuberger Berman AMT Sustainable Equity Portfolio—Class I
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price New America Growth Portfolio

As of January 1, 2020, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

AB VPS Small Cap Growth Portfolio—Class A
American Century Investments® VP Inflation Protection Fund—Class I
American Century Investments® VP Mid Cap Value Fund—Class I
American Century Investments® VP Value Fund—Class I
ClearBridge Variable Small Cap Growth Portfolio—Class I
Columbia Variable Portfolio—Disciplined Core Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Strategic Income Fund—Class 1
Delaware VIP® Value Series—Standard Class
DFA VA International Value Portfolio
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP Extended Market Index Portfolio—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Technology Portfolio—Initial Class
Fidelity® VIP Total Market Index Portfolio—Initial Class
Invesco V.I. Core Plus Bond Fund—Series I Shares
Legg Mason Western Asset Core Plus VIT Portfolio—Class I
LVIP Baron Growth Opportunities Fund—Standard Class
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class
MFS® International Growth Portfolio—Initial Class
MFS® New Discovery Value Portfolio—Initial Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class
PIMCO VIT High Yield Portfolio—Institutional Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Real Return Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Institutional Class
Thrivent Aggressive Allocation Portfolio
Thrivent Diversified Income Plus Portfolio

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Thrivent Global Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Victory RS International VIP Series—Class I Shares
Voya High Yield Portfolio—Class I
Voya Limited Maturity Bond Portfolio—Class I
VY® JPMorgan Mid Cap Value Portfolio—Class I
VY® JPMorgan Small Cap Core Equity Portfolio—Class I

As of May 1, 2020, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

AB VPS Growth and Income Portfolio—Class A
AB VPS Large Cap Growth Portfolio—Class A
American Funds IS Global Balanced Fund—Class 1
Fidelity® VIP Balanced Portfolio—Initial Class
MFS® Global Growth Portfolio—Initial Class
MFS® Mid Cap Growth Series—Initial Class
Thrivent Large Cap Growth Portfolio
Voya Index Solution 2030 Portfolio—Class Z
Voya Index Solution 2040 Portfolio—Class Z
Voya Index Solution 2050 Portfolio—Class Z
VY® Morgan Stanley Global Franchise Portfolio—Class R6
VY® T. Rowe Price Capital Appreciation Portfolio—Class I

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate
Account-I:

MainStay VP Bond—Initial Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Common Stock—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay Growth—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay Mid Cap Core—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Small Cap Core—Initial Class
MainStay VP Mellon Natural Resources—Initial Class
MainStay VP Small Cap Growth—Initial Class (formerly MainStay VP Eagle Small Cap Growth—Initial Class)
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Large Cap Growth—Initial Class)
AB VPS Growth and Income Portfolio—Class A

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

AB VPS International Value Portfolio—Class A
AB VPS Large Cap Growth Portfolio—Class A
AB VPS Small Cap Growth Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Weatherbie Specialized Growth Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class I
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP Mid Cap Value Fund—Class I
American Century Investments® VP Mid Cap Value Fund—Class II
American Century Investments® VP Value Fund—Class I
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 1
American Funds IS Blue Chip Income and Growth Fund—Class 1
American Funds IS Capital World Bond Fund®—Class 1
American Funds IS Global Balanced Fund—Class 1
American Funds IS Global Growth Fund—Class 1
American Funds IS Global Small Capitalization Fund—Class 1
American Funds IS Growth Fund—Class 1
American Funds IS Growth-Income Fund—Class 1
American Funds IS International Fund—Class 1
American Funds IS New World Fund®—Class 1
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class I
ClearBridge Variable Large Cap Growth Portfolio—Class I
ClearBridge Variable Small Cap Growth Portfolio—Class I
Columbia Variable Portfolio—Disciplined Core Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Strategic Income Fund—Class 1
Davis Value Portfolio
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
Delaware VIP® Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Global Small Cap VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP Balanced Portfolio—Initial Class
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Extended Market Index Portfolio—Initial Class
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class
Fidelity® VIP Government Money Market Portfolio—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Fidelity® VIP Real Estate Portfolio—Initial Class
Fidelity® VIP Strategic Income Portfolio—Initial Class
Fidelity® VIP Technology Portfolio—Initial Class
Fidelity® VIP Total Market Index Portfolio—Initial Class
Fidelity® VIP Value Portfolio—Initial Class
Fidelity® VIP Value Strategies Portfolio—Service Class 2
Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares
Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares
Invesco V.I. Core Plus Bond Fund—Series I Shares
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Flexible Bond Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares
Legg Mason Western Asset Core Plus VIT Portfolio—Class I
Lord Abbett Series Fund Developing Growth Portfolio—Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Baron Growth Opportunities Fund—Standard Class
LVIP Mondrian International Value Fund—Standard Class
LVIP SSgA Bond Index Fund—Standard Class
LVIP SSgA Developed International 150 Fund—Standard Class
LVIP SSgA Emerging Markets 100 Fund—Standard Class
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class
LVIP SSgA International Index Fund—Standard Class
MFS® Global Growth Portfolio—Initial Class
MFS® Global Real Estate Portfolio—Initial Class
MFS® Global Tactical Allocation Portfolio—Initial Class
MFS® International Growth Portfolio—Initial Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MFS® Mid Cap Growth Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class
MFS® New Discovery Series—Initial Class
MFS® New Discovery Value Portfolio—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF Global Infrastructure Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I
Neuberger Berman AMT Sustainable Equity Portfolio—Class I
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class
PIMCO VIT High Yield Portfolio—Administrative Class
PIMCO VIT High Yield Portfolio—Institutional Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Real Return Portfolio—Administrative Class
PIMCO VIT Real Return Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price New America Growth Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Global Stock Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares
TOPS® Balanced ETF Portfolio—Class 2 Shares
TOPS® Conservative ETF Portfolio—Class 2 Shares
TOPS® Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares (formerly VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares)
Victory RS International VIP Series—Class I Shares
Victory RS Small Cap Growth Equity VIP Series—Class I Shares
Voya High Yield Portfolio—Class I

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Voya Index Solution 2030 Portfolio—Class Z
Voya Index Solution 2040 Portfolio—Class Z
Voya Index Solution 2050 Portfolio—Class Z
Voya Limited Maturity Bond Portfolio—Class I
Voya MidCap Opportunities Portfolio—Class I
Voya Russell™ Mid Cap Index Portfolio—Class I
Voya Small Company Portfolio—Class I
VY® JPMorgan Mid Cap Value Portfolio—Class I
VY® JPMorgan Small Cap Core Equity Portfolio—Class I
VY® Morgan Stanley Global Franchise Portfolio—Class R6
VY® T. Rowe Price Capital Appreciation Portfolio—Class I

______________
Not all investment options are available under all policies.

No new investments may be added to the MainStay VP Emerging Markets Equity—Initial Class, MainStay VP Mackay Growth—Initial Class, MainStay VP T. Rowe Price Equity Income—Initial Class, American Funds IS Capital World Bond Fund®—Class 1, Davis Value Portfolio, Delaware VIP® International Series—Standard Class, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares, Invesco V.I. Mid Cap Core Equity Fund—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Sustainable Equity Portfolio—Class I, T. Rowe Price Equity Index 500 Portfolio, T. Rowe Price Limited-Term Bond Portfolio,T. Rowe Price Moderate Allocation Portfolio, T. Rowe Price New America Growth Portfolio,TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, or VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, American Century Investments® VP Mid Cap Value Fund—Class II, BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares, Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares, MFS® Investors Trust Series—Initial Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.
All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.
Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.
No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000's):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
MainStay VP Bond—Initial Class	$11,542	$9,069
MainStay VP Emerging Markets Equity—Initial Class	199	755
MainStay VP Epoch U.S. Equity Yield—Initial Class	783	716
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	726	541
MainStay VP Floating Rate—Initial Class	2,786	4,342
MainStay VP Income Builder—Initial Class	3,852	2,990
MainStay VP IQ Hedge Multi-Strategy—Initial Class	39	20
MainStay VP Janus Henderson Balanced—Initial Class	2,806	2,565
MainStay VP MacKay Common Stock—Initial Class	164	340
MainStay VP MacKay Convertible—Initial Class	180,497	319
MainStay VP MacKay Government—Initial Class	1,224	1,350
MainStay VP MacKay Growth—Initial Class	25	41
MainStay VP MacKay High Yield Corporate Bond—Initial Class	11,694	9,487
MainStay VP MacKay International Equity—Initial Class	7,188	6,251
MainStay VP MacKay Mid Cap Core—Initial Class	4,845	3,668
MainStay VP MacKay S&P 500 Index—Initial Class	22,188	28,507
MainStay VP MacKay Small Cap Core—Initial Class	735	3,128
MainStay VP Mellon Natural Resources—Initial Class	1,213	1,087
MainStay VP Small Cap Growth—Initial Class	1,164	1,825
MainStay VP T. Rowe Price Equity Income—Initial Class	906	3,676
MainStay VP U.S. Government Money Market—Initial Class	33,652	33,723
MainStay VP Winslow Large Cap Growth—Initial Class	2,156	235
AB VPS Growth and Income Portfolio—Class A	34	—
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	25,356	19,852
AB VPS Small Cap Growth Portfolio—Class A	131	10
AB VPS Small/Mid Cap Value Portfolio—Class A	730	2,377
Alger Weatherbie Specialized Growth Portfolio—Class I-2	306	311
American Century Investments® VP Inflation Protection Fund—Class I	133	143
American Century Investments® VP Inflation Protection Fund—Class II	649	855
American Century Investments® VP Mid Cap Value Fund—Class I	—	—
American Century Investments® VP Mid Cap Value Fund—Class II	135	252
American Century Investments® VP Value Fund—Class I	2	—
American Century Investments® VP Value Fund—Class II	303	2,688
American Funds IS Asset Allocation Fund—Class 1	3,820	1,056
American Funds IS Blue Chip Income and Growth Fund—Class 1	223	4
American Funds IS Capital World Bond Fund®—Class 1	16	49
American Funds IS Global Balanced Fund—Class 1	150	4
American Funds IS Global Growth Fund—Class 1	780	643
American Funds IS Global Small Capitalization Fund—Class 1	432	690
American Funds IS Growth Fund—Class 1	2,914	7,348

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
American Funds IS Growth-Income Fund—Class 1	$811	$772
American Funds IS International Fund—Class 1	5,255	13,907
American Funds IS New World Fund®—Class 1	3,023	2,768
BlackRock® Global Allocation V.I. Fund—Class I	1,559	1,119
BlackRock® High Yield V.I. Fund—Class I	790	418
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1,937	10,187
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	1
ClearBridge Variable Appreciation Portfolio—Class I	10	3
ClearBridge Variable Large Cap Growth Portfolio—Class I	79	29
ClearBridge Variable Small Cap Growth Portfolio—Class I	226	192
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	8	—
Columbia Variable Portfolio—Strategic Income Fund—Class 1	50	2
Davis Value Portfolio	92	243
Delaware VIP® Emerging Markets Series—Standard Class	1,098	1,427
Delaware VIP® International Series—Standard Class	169	—
Delaware VIP® International Value Equity Series—Standard Class	119	282
Delaware VIP® Small Cap Value Series—Standard Class	4,935	6,196
DFA VA Global Bond Portfolio	2,443	641
DFA VA Global Moderate Allocation Portfolio	1,578	124
DFA VA International Small Portfolio	4,314	1,097
DFA VA International Value Portfolio	1,367	1
DFA VA U.S. Large Value Portfolio	23,972	10,984
DFA VA U.S. Targeted Value Portfolio	5,685	1,846
DFA VIT Inflation-Protected Securities Portfolio	6,389	4,057
DWS Alternative Asset Allocation VIP—Class A	54	21
DWS Global Small Cap VIP—Class A	14	117
DWS Small Cap Index VIP—Class A	7,806	11,626
DWS Small Mid Cap Value VIP—Class A	160	87
Fidelity® VIP Balanced Portfolio—Initial Class	236	214
Fidelity® VIP Bond Index Portfolio—Initial Class	5,693	199
Fidelity® VIP ContrafundSM Portfolio—Initial Class	1,793	3,466
Fidelity® VIP Emerging Markets Portfolio—Initial Class	1,498	952
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	517	414
Fidelity® VIP Extended Market Index Portfolio—Initial Class	2,967	1
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	1,815	2,364
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	7,502	9,603
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	5,445	4,749
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	3,066	2,905
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	776	290
Fidelity® VIP Government Money Market Portfolio—Initial Class	47,947	237,987
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	1,263	331

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Growth Portfolio—Initial Class	$598	$1,386
Fidelity® VIP Health Care Portfolio—Initial Class	202	28
Fidelity® VIP Index 500 Portfolio—Initial Class	20,086	39,464
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2,972	262
Fidelity® VIP International Index Portfolio—Initial Class	220	3
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	14,237	4,960
Fidelity® VIP Mid Cap Portfolio—Initial Class	1,407	2,298
Fidelity® VIP Overseas Portfolio—Initial Class	213	1,902
Fidelity® VIP Real Estate Portfolio—Initial Class	1,390	7,764
Fidelity® VIP Strategic Income Portfolio—Initial Class	73	72
Fidelity® VIP Technology Portfolio—Initial Class	625	11
Fidelity® VIP Total Market Index Portfolio—Initial Class	11	—
Fidelity® VIP Value Portfolio—Initial Class	242	371
Fidelity® VIP Value Strategies Portfolio—Service Class 2	98	279
Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares	39	318
Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares	—	—
Invesco V.I. American Value Fund—Series I Shares	209	1,458
Invesco V.I. Core Plus Bond Fund—Series I Shares	13	4
Invesco V.I. Global Real Estate Fund—Series I Shares	1,138	1,685
Invesco V.I. International Growth Fund—Series I Shares	2,099	6,491
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	42	592
Janus Henderson Enterprise Portfolio—Institutional Shares	3,002	4,542
Janus Henderson Flexible Bond Portfolio—Institutional Shares	181	1,809
Janus Henderson Forty Portfolio—Institutional Shares	563	1,540
Janus Henderson Global Research Portfolio—Institutional Shares	80	73
Lazard Retirement International Equity Portfolio—Service Shares	326	1,201
Legg Mason Western Asset Core Plus VIT Portfolio—Class I	652	6
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	60	29
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	104	568
LVIP Baron Growth Opportunities Fund—Service Class	4,335	6,625
LVIP Baron Growth Opportunities Fund—Standard Class	26	7
LVIP Mondrian International Value Fund—Standard Class	2,599	2,614
LVIP SSgA Bond Index Fund—Standard Class	6,782	3,264
LVIP SSgA Developed International 150 Fund—Standard Class	123	1,065
LVIP SSgA Emerging Markets 100 Fund—Standard Class	1,122	774
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	22	2
LVIP SSgA International Index Fund—Standard Class	4,177	3,159
MFS® Global Growth Portfolio—Initial Class	24	—
MFS® Global Real Estate Portfolio—Initial Class	930	18
MFS® Global Tactical Allocation Portfolio—Initial Class	225	156
MFS® International Growth Portfolio—Initial Class	976	22
MFS® International Intrinsic Value Portfolio—Initial Class	5,517	9,345

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MFS® Investors Trust Series—Initial Class	$4	$2
MFS® Mid Cap Growth Series—Initial Class	109	4
MFS® Mid Cap Value Portfolio—Initial Class	2,575	813
MFS® New Discovery Series—Initial Class	1	—
MFS® New Discovery Value Portfolio—Initial Class	10,474	8,446
MFS® Value Series—Initial Class	24,681	18,838
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	364	1,555
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	130	115
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	608	782
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2	26
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	46	498
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	1,025	313
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	1,313	1,436
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	206	199
PIMCO VIT High Yield Portfolio—Administrative Class	2,685	2,532
PIMCO VIT High Yield Portfolio—Institutional Class	8	1
PIMCO VIT Income Portfolio—Institutional Class	23	2
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	9	—
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	20,436	1,704
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	4	—
PIMCO VIT Low Duration Portfolio—Administrative Class	7,621	2,667
PIMCO VIT Low Duration Portfolio—Institutional Class	318	238
PIMCO VIT Real Return Portfolio—Administrative Class	4,996	7,604
PIMCO VIT Real Return Portfolio—Institutional Class	15	1
PIMCO VIT Total Return Portfolio—Administrative Class	12,737	11,280
PIMCO VIT Total Return Portfolio—Institutional Class	43	2
T. Rowe Price Blue Chip Growth Portfolio	36,348	18,038
T. Rowe Price Equity Index 500 Portfolio	427	722
T. Rowe Price International Stock Portfolio	745	1,077
T. Rowe Price Limited-Term Bond Portfolio	2,795	6,962
T. Rowe Price Moderate Allocation Portfolio	747	1,780
T. Rowe Price New America Growth Portfolio	6,575	13,574
Thrivent Diversified Income Plus Portfolio	18	—
Thrivent Large Cap Growth Portfolio	—	—
Thrivent Mid Cap Index Portfolio	1	—
Thrivent Small Cap Index Portfolio	7,781	4,116
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	4	26
TOPS® Balanced ETF Portfolio—Class 2 Shares	3	95
TOPS® Conservative ETF Portfolio—Class 2 Shares	3	15
TOPS® Growth ETF Portfolio—Class 2 Shares	2	109
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	—	73
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	1	6

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	$1	$48
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	6	211
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	28	12
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	1,131	133
Voya High Yield Portfolio—Class I	5	—
Voya Index Solution 2030 Portfolio—Class Z	11	—
Voya Index Solution 2040 Portfolio—Class Z	12	—
Voya Index Solution 2050 Portfolio—Class Z	—	—
Voya Limited Maturity Bond Portfolio—Class I	2,445	8
Voya MidCap Opportunities Portfolio—Class I	111	120
Voya Russell™ Mid Cap Index Portfolio—Class I	7,357	10,537
Voya Small Company Portfolio—Class I	799	376
VY® JPMorgan Mid Cap Value Portfolio—Class I	73	1
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2,411	—
VY® Morgan Stanley Global Franchise Portfolio—Class R6	4	—
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	821	215
Total	$719,797	$706,018
Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. ("Candriam Belgium"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”), Mellon Investments Corporation (“Mellon”), NYL Investors LLC (“NYLI”), Segall Bryant & Hamill, LLC, (“SBH”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, Candriam Belgium, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is part of Candriam Investors Group. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. Mellon is a specialist multi-asset investment manager formed by the combination of certain Bank of New York affiliated investment management firms. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC. SBH and T. Rowe Price are independent investment advisory firms.
Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.
Sales Expense Charge:
NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.
For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.
For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4  policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option ("PCO") selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.
State and Federal Premium Tax Charge:
NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:
A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.
Monthly Contract Charge:
This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.
Mortality & Expense Risk Charges:
The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30%  and 0.25%, respectively,  of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy's Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

Partial Withdrawal Charge
For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.
Per Thousand Face Amount Charge:
For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured's Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy's face amount.
Surrender Charge:
For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.
Transfer Charge:
For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus  policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.
CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 10.03%. These ranges are shown as a percentage of average net assets as of December 31, 2019, and approximate the ranges as of December 31, 2020.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's):

The changes in units outstanding for the years ended December 31, 2020 and December 31, 2019 were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Bond—Initial Class	518	(458)	60	198	(388)	(190)
MainStay VP Emerging Markets Equity—Initial Class	—	(73)	(73)	1	(43)	(42)
MainStay VP Epoch U.S. Equity Yield—Initial Class	23	(25)	(2)	6	(2,324)	(2,318)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	25	(30)	(5)	16	(26)	(10)
MainStay VP Floating Rate—Initial Class	152	(264)	(112)	71	(113)	(42)
MainStay VP Income Builder—Initial Class	149	(135)	14	68	(47)	21
MainStay VP IQ Hedge Multi-Strategy—Initial Class	5	(3)	2	2	(2)	—
MainStay VP Janus Henderson Balanced—Initial Class	108	(123)	(15)	118	(215)	(97)
MainStay VP MacKay Common Stock—Initial Class	2	(10)	(8)	2	(5)	(3)
MainStay VP MacKay Convertible—Initial Class	3,435	(9)	3,426	10	(34)	(24)
MainStay VP MacKay Government—Initial Class	58	(66)	(8)	10	(4)	6
MainStay VP MacKay Growth—Initial Class	—	(1)	(1)	—	(1)	(1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	335	(344)	(9)	235	(178)	57
MainStay VP MacKay International Equity—Initial Class	120	(224)	(104)	176	(118)	58
MainStay VP MacKay Mid Cap Core—Initial Class	88	(98)	(10)	84	(52)	32
MainStay VP MacKay S&P 500 Index—Initial Class	360	(722)	(362)	312	(3,583)	(3,271)
MainStay VP MacKay Small Cap Core—Initial Class	68	(297)	(229)	667	(422)	245
MainStay VP Mellon Natural Resources—Initial Class	206	(183)	23	69	(55)	14
MainStay VP Small Cap Growth—Initial Class	53	(92)	(39)	61	(162)	(101)
MainStay VP T. Rowe Price Equity Income—Initial Class	—	(178)	(178)	1	(140)	(139)
MainStay VP U.S. Government Money Market—Initial Class	27,630	(27,703)	(73)	20,469	(15,238)	5,231
MainStay VP Winslow Large Cap Growth—Initial Class	39	(5)	34	13	(10)	3
AB VPS Growth and Income Portfolio—Class A	3	—	3	—	—	—
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	2,028	(1,614)	414	—	—	—
AB VPS Small Cap Growth Portfolio—Class A	10	(1)	9	—	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	32	(126)	(94)	39	(27)	12
Alger Weatherbie Specialized Growth Portfolio—Class I-2	6	(12)	(6)	7	(5)	2
American Century Investments® VP Inflation Protection Fund—Class I	13	(13)	—	—	—	—
American Century Investments® VP Inflation Protection Fund—Class II	54	(74)	(20)	40	(52)	(12)
American Century Investments® VP Mid Cap Value Fund—Class I	—	—	—	—	—	—
American Century Investments® VP Mid Cap Value Fund—Class II	8	(16)	(8)	4	(12)	(8)
American Century Investments® VP Value Fund—Class I	—	—	—	—	—	—
American Century Investments® VP Value Fund—Class II	8	(97)	(89)	15	(97)	(82)
American Funds IS Asset Allocation Fund—Class 1	250	(77)	173	505	(32)	473
American Funds IS Blue Chip Income and Growth Fund—Class 1	19	—	19	5	(11)	(6)
American Funds IS Capital World Bond Fund®—Class 1	1	(4)	(3)	4	(1)	3
American Funds IS Global Balanced Fund—Class 1	13	—	13	—	—	—
American Funds IS Global Growth Fund—Class 1	21	(22)	(1)	11	(25)	(14)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Small Capitalization Fund—Class 1	24	(47)	(23)	22	(41)	(19)
American Funds IS Growth Fund—Class 1	122	(341)	(219)	148	(144)	4
American Funds IS Growth-Income Fund—Class 1	45	(49)	(4)	72	(40)	32
American Funds IS International Fund—Class 1	397	(1,014)	(617)	134	(402)	(268)
American Funds IS New World Fund®—Class 1	192	(210)	(18)	122	(63)	59
BlackRock® Global Allocation V.I. Fund—Class I	53	(87)	(34)	68	(52)	16
BlackRock® High Yield V.I. Fund—Class I	57	(31)	26	56	(25)	31
BNY Mellon IP Technology Growth Portfolio—Initial Shares	17	(142)	(125)	10	(11)	(1)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	—	—	—	10	—	10
ClearBridge Variable Large Cap Growth Portfolio—Class I	5	(2)	3	2	(3)	(1)
ClearBridge Variable Small Cap Growth Portfolio—Class I	18	(14)	4	—	—	—
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	—	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	1	—	1	—	—	—
Columbia Variable Portfolio—Strategic Income Fund—Class 1	5	—	5	—	—	—
Davis Value Portfolio	4	(10)	(6)	2	(2)	—
Delaware VIP® Emerging Markets Series—Standard Class	65	(96)	(31)	136	(188)	(52)
Delaware VIP® International Series—Standard Class	17	—	17	—	—	—
Delaware VIP® International Value Equity Series—Standard Class	10	(28)	(18)	3	(8)	(5)
Delaware VIP® Small Cap Value Series—Standard Class	294	(357)	(63)	58	(62)	(4)
DFA VA Global Bond Portfolio	220	(58)	162	29	(38)	(9)
DFA VA Global Moderate Allocation Portfolio	120	(12)	108	40	(1)	39
DFA VA International Small Portfolio	299	(86)	213	61	(28)	33
DFA VA International Value Portfolio	143	—	143	—	—	—
DFA VA U.S. Large Value Portfolio	1,989	(972)	1,017	92	(190)	(98)
DFA VA U.S. Targeted Value Portfolio	424	(132)	292	12	(107)	(95)
DFA VIT Inflation-Protected Securities Portfolio	508	(341)	167	251	(72)	179
DWS Alternative Asset Allocation VIP—Class A	5	(2)	3	1	—	1
DWS Global Small Cap VIP—Class A	1	(7)	(6)	—	(2)	(2)
DWS Small Cap Index VIP—Class A	154	(367)	(213)	394	(957)	(563)
DWS Small Mid Cap Value VIP—Class A	6	(5)	1	2	(24)	(22)
Fidelity® VIP Balanced Portfolio—Initial Class	19	(17)	2	—	—	—
Fidelity® VIP Bond Index Portfolio—Initial Class	527	(19)	508	—	—	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	36	(78)	(42)	91	(133)	(42)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	145	(84)	61	79	(1)	78
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	17	(16)	1	7	(5)	2
Fidelity® VIP Extended Market Index Portfolio—Initial Class	256	—	256	—	—	—
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	79	(107)	(28)	55	(95)	(40)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	275	(407)	(132)	104	(98)	6
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	185	(189)	(4)	189	(66)	123

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	100	(110)	(10)	67	(47)	20
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	58	(20)	38	40	(14)	26
Fidelity® VIP Government Money Market Portfolio—Initial Class	4,318	(22,901)	(18,583)	20,261	(2,159)	18,102
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	107	(27)	80	—	—	—
Fidelity® VIP Growth Portfolio—Initial Class	6	(30)	(24)	50	(40)	10
Fidelity® VIP Health Care Portfolio—Initial Class	18	(2)	16	—	—	—
Fidelity® VIP Index 500 Portfolio—Initial Class	427	(1,018)	(591)	572	(435)	137
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	274	(24)	250	—	—	—
Fidelity® VIP International Index Portfolio—Initial Class	24	—	24	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	671	(246)	425	188	(104)	84
Fidelity® VIP Mid Cap Portfolio—Initial Class	37	(66)	(29)	28	(120)	(92)
Fidelity® VIP Overseas Portfolio—Initial Class	5	(81)	(76)	27	(38)	(11)
Fidelity® VIP Real Estate Portfolio—Initial Class	33	(544)	(511)	160	(51)	109
Fidelity® VIP Strategic Income Portfolio—Initial Class	6	(6)	—	5	(1)	4
Fidelity® VIP Technology Portfolio—Initial Class	48	(1)	47	—	—	—
Fidelity® VIP Total Market Index Portfolio—Initial Class	1	—	1	—	—	—
Fidelity® VIP Value Portfolio—Initial Class	21	(29)	(8)	62	(2)	60
Fidelity® VIP Value Strategies Portfolio—Service Class 2	4	(12)	(8)	2	(3)	(1)
Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares	1	(11)	(10)	2	(4)	(2)
Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. American Value Fund—Series I Shares	5	(35)	(30)	5	(46)	(41)
Invesco V.I. Core Plus Bond Fund—Series I Shares	1	—	1	—	—	—
Invesco V.I. Global Real Estate Fund—Series I Shares	64	(111)	(47)	16	(27)	(11)
Invesco V.I. International Growth Fund—Series I Shares	85	(353)	(268)	212	(202)	10
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	—	(31)	(31)	—	(5)	(5)
Janus Henderson Enterprise Portfolio—Institutional Shares	38	(72)	(34)	69	(56)	13
Janus Henderson Flexible Bond Portfolio—Institutional Shares	12	(149)	(137)	25	(24)	1
Janus Henderson Forty Portfolio—Institutional Shares	5	(32)	(27)	24	(34)	(10)
Janus Henderson Global Research Portfolio—Institutional Shares	2	(3)	(1)	2	(3)	(1)
Lazard Retirement International Equity Portfolio—Service Shares	17	(71)	(54)	42	(20)	22
Legg Mason Western Asset Core Plus VIT Portfolio—Class I	62	(1)	61	—	—	—
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2	(1)	1	4	(5)	(1)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	5	(26)	(21)	3	(35)	(32)
LVIP Baron Growth Opportunities Fund—Service Class	106	(178)	(72)	65	(130)	(65)
LVIP Baron Growth Opportunities Fund—Standard Class	3	(1)	2	—	—	—
LVIP Mondrian International Value Fund—Standard Class	257	(257)	—	5	—	5
LVIP SSgA Bond Index Fund—Standard Class	481	(259)	222	216	(308)	(92)
LVIP SSgA Developed International 150 Fund—Standard Class	3	(80)	(77)	13	(11)	2
LVIP SSgA Emerging Markets 100 Fund—Standard Class	116	(84)	32	38	(26)	12
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	3	—	3	—	—	—
LVIP SSgA International Index Fund—Standard Class	230	(211)	19	173	(120)	53

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Global Growth Portfolio—Initial Class	2	—	2	—	—	—
MFS® Global Real Estate Portfolio—Initial Class	64	(1)	63	1	(2)	(1)
MFS® Global Tactical Allocation Portfolio—Initial Class	5	(9)	(4)	2	(16)	(14)
MFS® International Growth Portfolio—Initial Class	94	(2)	92	—	—	—
MFS® International Intrinsic Value Portfolio—Initial Class	189	(365)	(176)	136	(186)	(50)
MFS® Investors Trust Series—Initial Class	—	—	—	—	—	—
MFS® Mid Cap Growth Series—Initial Class	9	—	9	—	—	—
MFS® Mid Cap Value Portfolio—Initial Class	201	(62)	139	50	(10)	40
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	1,297	(1,035)	262	—	—	—
MFS® Value Series—Initial Class	682	(563)	119	156	(245)	(89)
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	9	(64)	(55)	35	(91)	(56)
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	9	(9)	—	1	—	1
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	13	(25)	(12)	12	(16)	(4)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	(3)	(3)	1	(1)	—
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	5	(49)	(44)	70	(6)	64
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	83	(27)	56	18	(11)	7
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	75	(96)	(21)	87	(83)	4
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	21	(20)	1	—	—	—
PIMCO VIT High Yield Portfolio—Administrative Class	139	(152)	(13)	16	(43)	(27)
PIMCO VIT High Yield Portfolio—Institutional Class	1	—	1	—	—	—
PIMCO VIT Income Portfolio—Institutional Class	2	—	2	—	—	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	1	—	1	—	—	—
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	701	(55)	646	1	(2)	(1)
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	—	—	—	—	—	—
PIMCO VIT Low Duration Portfolio—Administrative Class	475	(168)	307	80	(154)	(74)
PIMCO VIT Low Duration Portfolio—Institutional Class	31	(23)	8	—	—	—
PIMCO VIT Real Return Portfolio—Administrative Class	269	(430)	(161)	159	(182)	(23)
PIMCO VIT Real Return Portfolio—Institutional Class	1	—	1	—	—	—
PIMCO VIT Total Return Portfolio—Administrative Class	520	(516)	4	386	(262)	124
PIMCO VIT Total Return Portfolio—Institutional Class	4	—	4	—	—	—
T. Rowe Price Blue Chip Growth Portfolio	593	(307)	286	134	(164)	(30)
T. Rowe Price Equity Index 500 Portfolio	9	(21)	(12)	17	(10)	7
T. Rowe Price International Stock Portfolio	23	(47)	(24)	78	(194)	(116)
T. Rowe Price Limited-Term Bond Portfolio	190	(483)	(293)	553	(263)	290
T. Rowe Price Moderate Allocation Portfolio	21	(63)	(42)	30	(45)	(15)
T. Rowe Price New America Growth Portfolio	93	(229)	(136)	56	(117)	(61)
Thrivent Diversified Income Plus Portfolio	2	—	2	—	—	—
Thrivent Large Cap Growth Portfolio	—	—	—	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000's) (Continued):

	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Thrivent Mid Cap Index Portfolio	—	—	—	—	—	—
Thrivent Small Cap Index Portfolio	773	(451)	322	2,537	(193)	2,344
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	3	(6)	(3)
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	(6)	(6)	3	(25)	(22)
TOPS® Conservative ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	(3)	(3)
TOPS® Growth ETF Portfolio—Class 2 Shares	—	(5)	(5)	1	(10)	(9)
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	—	(5)	(5)	6	(15)	(9)
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	2	(8)	(6)
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	(3)	(3)	—	(6)	(6)
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	—	(11)	(11)	3	(43)	(40)
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	—	(1)	(1)	1	(1)	—
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	79	(9)	70	16	(1)	15
Voya High Yield Portfolio—Class I	—	—	—	—	—	—
Voya Index Solution 2030 Portfolio—Class Z	1	—	1	—	—	—
Voya Index Solution 2040 Portfolio—Class Z	1	—	1	—	—	—
Voya Index Solution 2050 Portfolio—Class Z	—	—	—	—	—	—
Voya Limited Maturity Bond Portfolio—Class I	237	(1)	236	—	—	—
Voya MidCap Opportunities Portfolio—Class I	8	(7)	1	1	—	1
Voya Russell™ Mid Cap Index Portfolio—Class I	192	(447)	(255)	112	(155)	(43)
Voya Small Company Portfolio—Class I	63	(28)	35	31	(121)	(90)
VY® JPMorgan Mid Cap Value Portfolio—Class I	8	—	8	—	—	—
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	209	—	209	—	—	—
VY® Morgan Stanley Global Franchise Portfolio—Class R6	—	—	—	—	—	—
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	70	(19)	51	—	—	—
Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:
The following table presents financial highlights for each Investment Division as of December 31, 2020, 2019, 2018, 2017, and 2016:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Bond—Initial Class	2020	$56,087	2,685	$20.65 to $27.28	7.6% to 7.9%	2.0%
	2019	50,824	2,625	19.13 to 25.35	8.8% to 9.1%	2.7%
	2018	49,929	2,815	17.53 to 23.30	(1.3%) to (1.0%)	2.9%
	2017	68,244	3,818	17.71 to 23.60	3.5% to 3.8%	2.6%
	2016	57,502	3,335	17.05 to 22.80	3.2% to 3.5%	2.6%
MainStay VP Emerging Markets Equity—Initial Class	2020	$7,304	546	$13.03 to $13.37	25.3% to 25.7%	3.3%
	2019	6,581	619	10.40 to 10.64	19.7% to 20.1%	1.4%
	2018	5,857	661	8.68 to 8.86	(20.8%) to (20.5%)	1.2%
	2017	12,614	1,131	10.96 to 11.15	42.7% to 43.1%	1.2%
	2016	6,567	843	7.68 to 7.79	5.9% to 6.2%	0.4%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2020	$1,951	62	$31.44 to $31.61	(0.3%) to 0.0%	2.8%
	2019	2,014	64	31.43 to 31.70	23.8% to 24.2%	0.2%
	2018	66,995	2,382	25.31 to 28.21	(5.5%) to (5.2%)	1.8%
	2017	384,909	12,946	26.71 to 29.85	18.3% to 18.7%	1.3%
	2016	337,182	13,462	22.51 to 25.21	4.6% to 4.9%	1.1%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2020	$3,406	174	$19.19 to $19.61	(0.6%) to (0.4%)	2.6%
	2019	3,512	179	19.32 to 19.69	23.0% to 23.3%	2.5%
	2018	3,018	189	15.71 to 15.97	0.5% to 0.8%	1.2%
	2017	3,113	197	15.62 to 15.85	14.4% to 14.7%	4.1%
	2016	2,485	180	13.65 to 13.81	11.2% to 11.4%	2.8%
MainStay VP Floating Rate—Initial Class	2020	$5,683	324	$17.52 to $17.52	2.5% to 2.5%	3.8%
	2019	7,456	436	17.10 to 17.10	8.5% to 8.5%	5.0%
	2018	7,526	478	15.76 to 15.76	(0.1%) to (0.1%)	4.7%
	2017	6,087	386	15.78 to 15.78	4.0% to 4.0%	4.2%
	2016	5,182	342	15.17 to 15.17	8.4% to 8.4%	3.9%
MainStay VP Income Builder—Initial Class	2020	$13,400	557	$10.76 to $24.46	7.6% to 7.7%	2.5%
	2019	12,334	543	22.72 to 22.72	17.7% to 17.7%	4.8%
	2018	10,084	522	19.30 to 19.30	(5.5%) to (5.5%)	2.8%
	2017	9,120	447	20.43 to 20.43	12.2% to 12.2%	3.6%
	2016	8,890	488	18.21 to 18.21	9.0% to 9.0%	4.3%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2020	$167	19	$8.82 to $8.82	5.4% to 5.4%	2.1%
	2019	144	17	8.37 to 8.37	8.5% to 8.5%	1.9%
	2018	130	17	7.72 to 7.72	(1.7%) to (1.7%)	0.6%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Janus Henderson Balanced—Initial Class	2020	$9,494	401	$23.14 to $23.75	14.0% to 14.3%	2.0%
	2019	8,607	416	20.30 to 20.77	22.6% to 22.9%	1.8%
	2018	8,622	513	16.56 to 16.90	0.1% to 0.4%	1.8%
	2017	9,940	593	16.55 to 16.83	18.0% to 18.3%	1.8%
	2016	9,019	636	14.02 to 14.22	4.4% to 4.7%	1.9%
MainStay VP MacKay Common Stock—Initial Class	2020	$1,225	27	$42.82 to $50.91	15.2% to 15.6%	1.4%
	2019	1,359	35	37.06 to 44.17	25.8% to 26.2%	1.5%
	2018	1,183	38	29.36 to 35.09	(6.1%) to (5.8%)	1.9%
	2017	222,960	6,038	31.19 to 37.36	22.5% to 22.8%	1.4%
	2016	194,631	6,524	25.39 to 30.49	8.8% to 9.1%	1.5%
MainStay VP MacKay Convertible—Initial Class	2020	$186,127	3,543	$39.82 to $52.75	35.6% to 36.0%	0.7%
	2019	3,975	117	29.36 to 33.87	22.1% to 22.5%	1.5%
	2018	4,007	141	24.05 to 31.82	(2.6%) to (2.3%)	1.6%
	2017	4,082	140	24.68 to 32.65	11.7% to 12.0%	1.8%
	2016	3,499	134	22.10 to 29.22	11.7% to 12.1%	4.0%
MainStay VP MacKay Government—Initial Class	2020	$751	42	$17.88 to $17.88	5.0% to 5.0%	1.3%
	2019	846	50	17.03 to 17.03	5.4% to 5.4%	2.2%
	2018	714	44	16.16 to 20.63	(0.4%) to (0.1%)	2.9%
	2017	500	31	16.17 to 16.17	2.1% to 2.1%	2.2%
	2016	1,069	67	15.83 to 15.83	1.1% to 1.1%	1.2%
MainStay VP MacKay Growth—Initial Class	2020	$285	7	$41.38 to $41.38	32.3% to 32.3%	0.6%
	2019	255	8	31.27 to 31.27	30.0% to 30.0%	0.6%
	2018	206	9	24.06 to 24.06	(4.2%) to (4.2%)	0.6%
	2017	219	9	25.12 to 25.12	30.4% to 30.4%	0.2%
	2016	285	15	19.26 to 19.26	0.4% to 0.4%	0.2%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2020	$46,550	1,550	$29.68 to $41.51	5.1% to 5.4%	5.8%
	2019	44,378	1,559	28.16 to 39.50	12.9% to 13.2%	5.5%
	2018	37,726	1,502	24.87 to 34.99	(1.8%) to (1.5%)	5.9%
	2017	40,843	1,607	25.24 to 35.62	6.5% to 6.9%	6.1%
	2016	41,173	1,733	23.62 to 33.43	15.9% to 16.2%	5.6%
MainStay VP MacKay International Equity—Initial Class	2020	$66,176	1,919	$32.17 to $39.75	20.5% to 20.8%	0.8%
	2019	57,875	2,023	26.62 to 32.97	24.4% to 24.8%	0.4%
	2018	45,143	1,965	21.33 to 26.49	(11.8%) to (11.6%)	1.2%
	2017	50,187	1,925	24.12 to 30.02	32.2% to 32.6%	0.6%
	2016	37,640	1,909	18.19 to 22.70	(5.2%) to (4.9%)	0.8%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay Mid Cap Core—Initial Class	2020	$21,466	467	$45.94 to $45.94	11.3% to 11.3%	0.9%
	2019	19,700	477	41.29 to 41.29	22.9% to 22.9%	1.2%
	2018	14,966	445	33.60 to 33.60	(12.0%) to (12.0%)	1.0%
	2017	15,430	404	38.17 to 38.17	19.1% to 19.1%	0.7%
	2016	97,182	2,392	32.04 to 42.32	10.9% to 11.2%	0.8%
MainStay VP MacKay S&P 500 Index—Initial Class	2020	$410,718	9,172	$44.71 to $45.05	17.9% to 18.2%	1.5%
	2019	361,950	9,534	37.92 to 38.10	30.9% to 31.2%	1.6%
	2018	373,637	12,805	28.98 to 29.76	(4.8%) to (4.5%)	1.6%
	2017	392,986	12,825	30.40 to 31.25	21.1% to 21.5%	1.5%
	2016	236,566	9,419	25.02 to 25.79	11.3% to 11.6%	1.6%
MainStay VP MacKay Small Cap Core—Initial Class	2020	$6,634	468	$14.18 to $14.18	10.2% to 10.2%	0.1%
	2019	8,972	697	12.87 to 12.87	17.8% to 17.8%	0.2%
	2018	4,942	452	10.92 to 10.92	(15.1%) to (15.1%)	0.0%
	2017	6,241	485	12.82 to 12.87	13.6% to 13.9%	0.0%
	2016	4,730	419	11.28 to 11.29	12.8% to 12.9%	0.2%
MainStay VP Mellon Natural Resources—Initial Class	2020	$2,128	287	$7.41 to $7.41	6.9% to 6.9%	2.7%
	2019	1,829	264	6.93 to 6.93	16.6% to 16.6%	0.8%
	2018	1,487	250	5.95 to 5.95	(28.6%) to (28.6%)	0.0%
	2017	2,208	265	8.33 to 8.33	(0.7%) to (0.7%)	0.0%
	2016	2,958	353	8.39 to 8.39	43.3% to 43.3%	0.5%
MainStay VP Small Cap Growth—Initial Class	2020	$5,683	196	$29.07 to $29.07	40.5% to 40.5%	0.0%
	2019	4,856	235	20.69 to 20.69	25.6% to 25.6%	0.0%
	2018	5,530	336	16.48 to 16.48	(8.9%) to (8.9%)	0.0%
	2017	6,470	358	18.08 to 18.08	22.8% to 22.8%	0.0%
	2016	6,220	423	14.72 to 14.72	10.0% to 10.0%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2020	$6,929	314	$21.52 to $22.09	0.7% to 1.0%	3.6%
	2019	10,748	492	21.38 to 21.88	26.0% to 26.4%	2.2%
	2018	10,910	631	16.97 to 17.32	(9.7%) to (9.4%)	1.8%
	2017	17,216	902	18.79 to 19.11	15.9% to 16.2%	2.2%
	2016	13,753	837	16.22 to 16.45	18.5% to 18.8%	1.9%
MainStay VP U.S. Government Money Market—Initial Class	2020	$32,566	26,881	$1.17 to $1.33	(0.1%) to 0.2%	0.2%
	2019	32,637	26,954	1.17 to 1.33	1.5% to 1.8%	1.7%
	2018	25,970	21,723	1.16 to 1.31	1.1% to 1.4%	1.4%
	2017	55,763	47,073	1.14 to 1.30	0.1% to 0.4%	0.4%
	2016	87,734	74,727	1.14 to 1.30	(0.3%) to 0.0%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Winslow Large Cap Growth—Initial Class	2020	$5,695	98	$32.73 to $58.91	36.7% to 37.2%	0.0%
	2019	2,708	64	23.93 to 42.95	33.2% to 33.6%	0.0%
	2018	1,897	61	17.96 to 32.14	3.3% to 3.6%	0.0%
	2017	16,201	524	17.40 to 31.03	32.0% to 32.4%	0.0%
	2016	15,718	673	13.18 to 23.44	(2.6%) to (2.3%)	0.0%
AB VPS Growth and Income Portfolio—Class A	2020	$41	3	$12.77 to $12.77	27.7% to 27.7%	0.1%
AB VPS International Value Portfolio—Class A	2020	$—	—	$7.73 to $7.73	2.5% to 2.5%	2.0%
	2019	—	—	7.54 to 7.54	17.1% to 17.1%	0.0%
	2018	2	—	6.44 to 6.44	(22.8%) to (22.8%)	1.5%
	2017	3	—	8.34 to 8.34	25.4% to 25.4%	0.7%
	2016	23	3	6.65 to 6.65	(0.5%) to (0.5%)	1.3%
AB VPS Large Cap Growth Portfolio—Class A	2020	$5,722	414	$13.81 to $13.81	38.1% to 38.1%	0.0%
AB VPS Small Cap Growth Portfolio—Class A	2020	$143	9	$15.30 to $15.30	53.0% to 53.0%	0.0%
AB VPS Small/Mid Cap Value Portfolio—Class A	2020	$2,032	72	$28.32 to $28.32	3.4% to 3.4%	0.8%
	2019	4,561	166	27.40 to 27.40	20.1% to 20.1%	0.6%
	2018	3,522	154	22.81 to 22.81	(15.0%) to (15.0%)	0.5%
	2017	4,788	178	26.85 to 26.85	13.1% to 13.1%	0.5%
	2016	6,430	271	23.73 to 23.73	25.1% to 25.1%	0.6%
Alger Weatherbie Specialized Growth Portfolio—Class I-2	2020	$1,688	38	$44.57 to $44.57	58.8% to 58.8%	0.0%
	2019	1,231	44	28.06 to 28.06	38.3% to 38.3%	0.0%
	2018	857	42	20.29 to 20.29	(3.2%) to (3.2%)	0.0%
	2017	961	46	20.96 to 20.96	36.9% to 36.9%	0.0%
	2016	554	36	15.31 to 15.31	3.8% to 3.8%	0.0%
American Century Investments® VP Inflation Protection Fund—Class I	2020	$1	—	$10.93 to $10.93	9.3% to 9.3%	1.0%
American Century Investments® VP Inflation Protection Fund—Class II	2020	$1,631	135	$12.08 to $12.08	9.6% to 9.6%	1.3%
	2019	1,704	155	11.02 to 11.02	8.9% to 8.9%	2.2%
	2018	1,694	167	10.12 to 10.12	(2.8%) to (2.8%)	2.9%
	2017	3,317	318	10.42 to 10.42	3.7% to 3.7%	2.3%
	2016	3,326	331	10.05 to 10.05	4.4% to 4.4%	1.9%
American Century Investments® VP Mid Cap Value Fund—Class I	2020	$—	—	$—	—	—
American Century Investments® VP Mid Cap Value Fund—Class II	2020	$1,073	59	$18.07 to $18.07	1.1% to 1.1%	1.7%
	2019	1,196	67	17.88 to 17.88	29.0% to 29.0%	1.9%
	2018	1,039	75	13.86 to 13.86	(13.0%) to (13.0%)	1.3%
	2017	1,754	110	15.92 to 15.92	11.5% to 11.5%	1.3%
	2016	4,271	299	14.28 to 14.28	22.7% to 22.7%	1.5%
American Century Investments® VP Value Fund—Class I	2020	$2	—	$10.05 to $10.05	0.5% to 0.5%	1.1%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Century Investments® VP Value Fund—Class II	2020	$1,199	42	$28.89 to $28.89	0.8% to 0.8%	2.0%
	2019	3,760	131	28.65 to 30.40	26.6% to 26.9%	1.9%
	2018	4,868	213	22.58 to 24.01	(9.5%) to (9.3%)	1.5%
	2017	16,357	654	24.88 to 26.53	8.3% to 8.6%	1.5%
	2016	17,852	776	22.92 to 24.50	20.0% to 20.3%	1.6%
American Funds IS Asset Allocation Fund—Class 1	2020	$14,979	959	$15.50 to $15.68	12.4% to 12.7%	2.0%
	2019	10,897	786	13.79 to 13.91	21.2% to 21.5%	3.5%
	2018	3,581	313	11.44 to 11.44	(4.4%) to (4.4%)	2.1%
	2017	3,135	262	11.96 to 11.96	16.5% to 16.5%	1.8%
	2016	3,967	386	10.27 to 10.27	2.7% to 2.7%	1.5%
American Funds IS Blue Chip Income and Growth Fund—Class 1	2020	$286	23	$12.44 to $12.44	9.0% to 9.0%	3.5%
	2019	43	4	11.40 to 11.40	21.7% to 21.7%	2.7%
	2018	90	10	9.37 to 9.37	(6.3%) to (6.3%)	2.6%
American Funds IS Capital World Bond Fund®—Class 1	2020	$60	5	$12.98 to $12.98	10.2% to 10.2%	1.4%
	2019	89	8	11.78 to 11.78	8.1% to 8.1%	2.0%
	2018	56	5	10.90 to 10.90	(1.1%) to (1.1%)	2.5%
	2017	21	2	11.02 to 11.02	7.1% to 7.1%	1.0%
	2016	5	—	10.29 to 10.29	2.9% to 2.9%	0.7%
American Funds IS Global Balanced Fund—Class 1	2020	$158	13	$12.10 to $12.10	21.0% to 21.0%	1.3%
American Funds IS Global Growth Fund—Class 1	2020	$3,478	90	$38.48 to $38.48	30.8% to 30.8%	0.6%
	2019	2,664	91	29.42 to 29.42	35.6% to 35.6%	1.3%
	2018	2,277	105	21.70 to 21.70	(8.8%) to (8.8%)	0.9%
	2017	2,066	87	23.79 to 23.79	31.8% to 31.8%	0.9%
	2016	1,935	107	18.05 to 18.05	0.9% to 0.9%	1.2%
American Funds IS Global Small Capitalization Fund—Class 1	2020	$956	48	$19.92 to $19.92	30.0% to 30.0%	0.2%
	2019	1,088	71	15.32 to 15.32	31.8% to 31.8%	0.4%
	2018	1,040	90	11.62 to 11.62	(10.3%) to (10.3%)	0.3%
	2017	1,318	102	12.95 to 12.95	26.2% to 26.2%	0.7%
	2016	984	96	10.26 to 10.26	2.6% to 2.6%	0.4%
American Funds IS Growth Fund—Class 1	2020	$15,942	591	$26.67 to $26.97	52.1% to 52.5%	0.6%
	2019	14,327	810	17.54 to 17.69	30.8% to 31.1%	1.0%
	2018	10,876	806	13.41 to 13.49	(0.3%) to (0.0%)	0.7%
	2017	10,742	796	13.49 to 13.49	28.6% to 28.6%	0.7%
	2016	8,945	853	10.49 to 10.49	4.9% to 4.9%	0.6%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS Growth-Income Fund—Class 1	2020	$2,736	149	$18.30 to $18.30	13.8% to 13.8%	1.6%
	2019	2,457	153	16.08 to 16.08	26.5% to 26.5%	2.1%
	2018	1,543	121	12.72 to 12.72	(1.5%) to (1.5%)	1.6%
	2017	1,746	135	12.87 to 12.92	22.4% to 22.7%	1.8%
	2016	1,506	143	10.52 to 10.53	5.2% to 5.3%	1.5%
American Funds IS International Fund—Class 1	2020	$17,152	1,045	$16.24 to $16.42	14.0% to 14.3%	0.9%
	2019	23,877	1,662	14.24 to 14.37	22.9% to 23.2%	1.6%
	2018	22,509	1,930	11.59 to 11.66	(13.2%) to (12.9%)	2.0%
	2017	34,901	2,606	13.39 to 13.39	32.5% to 32.5%	1.5%
	2016	32,553	3,219	10.11 to 10.11	1.1% to 1.1%	1.4%
American Funds IS New World Fund®—Class 1	2020	$11,651	651	$17.71 to $17.91	23.6% to 23.9%	0.2%
	2019	9,675	669	14.33 to 14.46	29.1% to 29.5%	1.2%
	2018	6,815	610	11.10 to 11.17	(14.0%) to (13.8%)	1.1%
	2017	5,089	393	12.96 to 12.96	29.7% to 29.7%	1.3%
	2016	3,085	309	9.99 to 9.99	(0.1%) to (0.1%)	1.0%
BlackRock® Global Allocation V.I. Fund—Class I	2020	$15,071	984	$15.09 to $15.32	20.7% to 21.0%	1.3%
	2019	12,893	1,018	12.50 to 12.66	17.7% to 18.0%	1.3%
	2018	10,754	1,002	10.62 to 10.73	(7.6%) to (7.3%)	1.0%
	2017	4,967	429	11.58 to 11.58	13.9% to 13.9%	1.3%
	2016	4,258	419	10.17 to 10.17	4.1% to 4.1%	2.0%
BlackRock® High Yield V.I. Fund—Class I	2020	$1,090	77	$14.23 to $14.23	7.3% to 7.3%	5.2%
	2019	670	51	13.26 to 13.26	15.3% to 15.3%	5.4%
	2018	229	20	11.50 to 11.50	(2.7%) to (2.7%)	5.4%
	2017	200	17	11.81 to 11.81	7.3% to 7.3%	5.0%
	2016	114	10	11.01 to 11.01	12.9% to 12.9%	4.5%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2020	$5,055	69	$73.70 to $73.70	69.9% to 69.9%	0.3%
	2019	8,409	194	43.38 to 43.38	25.8% to 25.8%	0.0%
	2018	6,727	195	34.48 to 34.48	(1.0%) to (1.0%)	0.0%
	2017	6,744	194	34.82 to 34.82	42.6% to 42.6%	0.0%
	2016	3,521	144	24.41 to 24.41	4.7% to 4.7%	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2020	$10	—	$27.38 to $27.38	19.9% to 19.9%	0.7%
	2019	9	—	22.84 to 22.84	21.8% to 21.8%	0.0%
	2018	9	—	18.75 to 18.75	(19.1%) to (19.1%)	0.0%
	2017	14	1	23.18 to 23.18	24.7% to 24.7%	0.0%
	2016	16	1	18.59 to 18.59	17.1% to 17.1%	0.0%
ClearBridge Variable Appreciation Portfolio—Class I	2020	$143	10	$14.83 to $14.83	14.8% to 14.8%	1.1%
	2019	123	10	12.92 to 12.92	29.9% to 29.9%	2.5%
	2018	—	—	9.95 to 9.95	(0.5%) to (0.5%)	1.2%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
ClearBridge Variable Large Cap Growth Portfolio—Class I	2020	$197	10	$19.77 to $19.77	30.7% to 30.7%	0.0%
	2019	104	7	15.12 to 15.12	32.2% to 32.2%	0.4%
	2018	89	8	11.44 to 11.44	0.0% to 0.0%	0.5%
	2017	7	1	11.44 to 11.44	14.4% to 14.4%	0.2%
ClearBridge Variable Small Cap Growth Portfolio—Class I	2020	$64	4	$14.25 to $14.25	42.5% to 42.5%	0.0%
Columbia Variable Portfolio—Disciplined Core Fund— Class 1	2020	$—	—	$—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2020	$8	1	$10.73 to $10.73	7.3% to 7.3%	1.9%
Columbia Variable Portfolio—Strategic Income Fund— Class 1	2020	$49	5	$10.68 to $10.68	6.8% to 6.8%	0.0%
Davis Value Portfolio	2020	$371	13	$28.33 to $28.33	11.7% to 11.7%	0.5%
	2019	474	19	25.36 to 25.36	31.2% to 31.2%	1.6%
	2018	363	19	19.33 to 19.33	(13.6%) to (13.6%)	0.9%
	2017	413	18	22.37 to 22.37	22.6% to 22.6%	0.4%
	2016	815	45	18.25 to 18.25	11.9% to 11.9%	1.3%
Delaware VIP® Emerging Markets Series—Standard Class	2020	$4,882	260	$18.75 to $18.75	25.1% to 25.1%	0.8%
	2019	4,355	291	14.99 to 14.99	22.6% to 22.6%	0.9%
	2018	4,191	343	12.22 to 12.22	(15.8%) to (15.8%)	1.7%
	2017	1,819	125	14.52 to 14.52	40.6% to 40.6%	0.5%
	2016	1,345	130	10.33 to 10.33	13.9% to 13.9%	1.1%
Delaware VIP® International Series—Standard Class	2020	$172	17	$10.18 to $10.18	1.8% to 1.8%	0.0%
Delaware VIP® International Value Equity Series—Standard Class	2020	$—	—	$—	—	—
	2019	179	18	9.99 to 9.99	19.3% to 19.3%	2.3%
	2018	191	23	8.37 to 8.37	(17.6%) to (17.6%)	3.8%
	2017	830	82	10.16 to 10.16	22.5% to 22.5%	1.8%
	2016	1,314	158	8.30 to 8.30	4.2% to 4.2%	1.8%
Delaware VIP® Small Cap Value Series—Standard Class	2020	$6,517	310	$21.00 to $21.00	(1.9%) to (1.9%)	1.6%
	2019	7,988	373	21.41 to 21.41	28.1% to 28.1%	1.0%
	2018	6,296	377	16.71 to 16.71	(16.7%) to (16.7%)	0.8%
	2017	12,150	606	20.06 to 20.06	12.0% to 12.0%	0.8%
	2016	11,888	664	17.90 to 17.90	31.4% to 31.4%	1.0%
DFA VA Global Bond Portfolio	2020	$7,173	644	$11.14 to $11.14	1.5% to 1.5%	0.0%
	2019	5,295	482	10.98 to 10.98	4.2% to 4.2%	2.5%
	2018	5,175	491	10.54 to 10.54	1.7% to 1.7%	4.6%
	2017	5,011	484	10.35 to 10.35	2.1% to 2.1%	2.0%
	2016	3,148	310	10.14 to 10.14	1.7% to 1.7%	4.6%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA Global Moderate Allocation Portfolio	2020	$1,967	147	$13.36 to $13.36	11.3% to 11.3%	1.1%
	2019	466	39	12.00 to 12.00	18.1% to 18.1%	4.3%
DFA VA International Small Portfolio	2020	$7,924	505	$15.70 to $15.70	9.4% to 9.4%	2.0%
	2019	4,190	292	14.35 to 14.35	23.9% to 23.9%	2.8%
	2018	2,997	259	11.58 to 11.58	(19.8%) to (19.8%)	1.6%
	2017	3,544	246	14.43 to 14.43	29.9% to 29.9%	2.6%
	2016	3,664	330	11.11 to 11.11	6.2% to 6.2%	3.8%
DFA VA International Value Portfolio	2020	$1,392	143	$9.74 to $9.74	(2.6%) to (2.6%)	0.4%
DFA VA U.S. Large Value Portfolio	2020	$23,176	1,546	$14.99 to $14.99	(1.4%) to (1.4%)	3.7%
	2019	8,037	529	15.20 to 15.20	25.8% to 25.8%	1.8%
	2018	7,572	627	12.08 to 12.08	(12.1%) to (12.1%)	2.9%
	2017	4,058	295	13.75 to 13.75	19.1% to 19.1%	2.0%
	2016	2,528	219	11.54 to 11.54	18.9% to 18.9%	4.7%
DFA VA U.S. Targeted Value Portfolio	2020	$6,036	392	$15.38 to $15.38	4.0% to 4.0%	2.5%
	2019	1,473	100	14.79 to 14.79	22.6% to 22.6%	1.3%
	2018	2,349	195	12.07 to 12.07	(15.9%) to (15.9%)	0.9%
	2017	4,907	342	14.35 to 14.35	9.8% to 9.8%	1.1%
	2016	3,413	261	13.07 to 13.07	27.5% to 27.5%	1.1%
DFA VIT Inflation-Protected Securities Portfolio	2020	$13,022	1,022	$12.75 to $12.75	11.7% to 11.7%	1.2%
	2019	9,754	855	11.41 to 11.41	8.5% to 8.5%	1.6%
	2018	7,111	676	10.52 to 10.52	(1.3%) to (1.3%)	1.6%
	2017	9,911	930	10.66 to 10.66	3.3% to 3.3%	2.8%
	2016	5,186	502	10.32 to 10.32	4.5% to 4.5%	1.7%
DWS Alternative Asset Allocation VIP—Class A	2020	$90	8	$11.51 to $11.51	5.7% to 5.7%	2.2%
	2019	51	5	10.89 to 10.89	14.7% to 14.7%	3.5%
	2018	34	4	9.49 to 9.49	(9.1%) to (9.1%)	1.8%
	2017	27	3	10.45 to 10.45	7.4% to 7.4%	1.9%
	2016	14	1	9.73 to 9.73	5.3% to 5.3%	2.3%
DWS Global Small Cap VIP—Class A	2020	$54	3	$18.58 to $18.58	17.4% to 17.4%	0.9%
	2019	150	9	15.83 to 15.83	21.3% to 21.3%	0.0%
	2018	138	11	13.05 to 13.05	(20.5%) to (20.5%)	0.3%
	2017	236	14	16.42 to 16.42	20.0% to 20.0%	0.0%
	2016	243	18	13.68 to 13.68	1.6% to 1.6%	0.4%
DWS Small Cap Index VIP—Class A	2020	$27,189	677	$29.96 to $40.20	19.1% to 19.4%	1.2%
	2019	29,928	890	25.15 to 33.66	24.9% to 25.2%	1.0%
	2018	39,039	1,453	20.14 to 26.88	(11.5%) to (11.2%)	1.0%
	2017	44,216	1,460	30.28 to 30.28	14.3% to 14.3%	1.0%
	2016	41,846	1,580	26.49 to 26.49	21.0% to 21.0%	0.9%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DWS Small Mid Cap Value VIP—Class A	2020	$745	39	$19.32 to $19.32	(0.8%) to (0.8%)	1.4%
	2019	734	38	19.48 to 19.48	21.5% to 21.5%	0.7%
	2018	954	60	16.03 to 16.03	(16.0%) to (16.0%)	1.7%
	2017	1,503	79	19.09 to 19.09	10.5% to 10.5%	0.7%
	2016	1,060	61	17.27 to 17.27	16.9% to 16.9%	0.6%
Fidelity® VIP Balanced Portfolio—Initial Class	2020	$25	2	$13.15 to $13.15	31.5% to 31.5%	1.5%
Fidelity® VIP Bond Index Portfolio—Initial Class	2020	$5,449	508	$10.72 to $10.72	7.2% to 7.2%	6.8%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2020	$16,746	299	$55.32 to $72.56	30.2% to 30.6%	0.3%
	2019	14,587	341	42.37 to 55.74	31.2% to 31.6%	0.4%
	2018	12,625	383	32.20 to 42.49	(6.7%) to (6.4%)	0.7%
	2017	16,160	459	34.39 to 45.52	21.5% to 21.9%	1.0%
	2016	23,995	839	28.22 to 37.46	7.7% to 8.0%	0.8%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2020	$2,073	147	$14.06 to $14.16	30.9% to 31.3%	0.8%
	2019	924	86	10.74 to 10.79	29.1% to 29.5%	2.8%
	2018	65	8	8.33 to 8.33	(16.7%) to (16.7%)	0.9%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2020	$1,393	44	$31.66 to $37.72	6.4% to 6.7%	1.8%
	2019	1,289	43	29.67 to 35.44	27.1% to 27.4%	2.1%
	2018	950	41	23.28 to 27.88	(8.6%) to (8.3%)	1.5%
	2017	2,280	90	25.39 to 30.48	12.6% to 12.9%	1.9%
	2016	1,785	79	22.49 to 27.06	17.7% to 18.0%	0.7%
Fidelity® VIP Extended Market Index Portfolio—Initial Class	2020	$2,982	256	$11.64 to $11.64	16.4% to 16.4%	0.2%
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2020	$1,409	57	$24.83 to $24.83	12.5% to 12.5%	0.8%
	2019	1,886	85	22.07 to 22.07	16.1% to 16.1%	1.5%
	2018	2,382	125	19.01 to 19.01	(4.0%) to (4.0%)	1.5%
	2017	2,252	114	19.81 to 19.81	13.1% to 13.1%	1.5%
	2016	2,373	135	17.52 to 17.52	5.5% to 5.5%	1.4%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2020	$13,756	512	$23.18 to $26.90	14.8% to 15.1%	1.2%
	2019	15,046	644	20.19 to 23.38	19.8% to 20.1%	2.1%
	2018	12,399	638	16.85 to 19.46	(6.1%) to (5.9%)	1.5%
	2017	14,068	681	17.95 to 20.67	16.3% to 16.6%	1.6%
	2016	10,464	590	15.43 to 17.73	5.9% to 6.1%	1.6%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2020	$16,510	572	$28.87 to $28.87	16.9% to 16.9%	1.2%
	2019	14,221	576	24.70 to 24.70	24.4% to 24.4%	2.1%
	2018	8,994	453	19.85 to 19.85	(7.8%) to (7.8%)	1.4%
	2017	8,675	403	21.52 to 21.52	21.0% to 21.0%	1.4%
	2016	7,054	396	17.79 to 17.79	6.6% to 6.6%	1.5%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2020	$7,823	244	$32.08 to $32.08	19.3% to 19.3%	1.0%
	2019	6,841	254	26.90 to 26.90	28.5% to 28.5%	1.9%
	2018	4,899	234	20.93 to 20.93	(9.9%) to (9.9%)	1.3%
	2017	4,385	189	23.22 to 23.22	23.6% to 23.6%	1.2%
	2016	3,772	201	18.79 to 18.79	6.8% to 6.8%	1.4%
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2020	$1,021	66	$15.56 to $15.56	19.3% to 19.3%	1.1%
	2019	366	28	13.04 to 13.04	28.5% to 28.5%	3.0%
	2018	17	2	10.15 to 10.15	(9.9%) to (9.9%)	1.4%
Fidelity® VIP Government Money Market Portfolio—Initial Class	2020	$539,864	52,415	$10.27 to $10.57	0.1% to 0.3%	0.3%
	2019	729,904	70,998	10.26 to 10.54	1.8% to 2.0%	2.0%
	2018	534,224	52,896	10.08 to 10.33	1.4% to 1.7%	1.7%
	2017	33,090	3,256	10.16 to 10.16	0.7% to 0.7%	0.7%
	2016	39,590	3,923	10.09 to 10.09	0.2% to 0.2%	0.2%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2020	$1,327	80	$16.59 to $16.59	65.9% to 65.9%	0.0%
Fidelity® VIP Growth Portfolio—Initial Class	2020	$3,623	62	$58.84 to $59.17	43.5% to 43.9%	0.1%
	2019	3,499	86	40.89 to 41.22	34.0% to 34.3%	0.3%
	2018	2,328	76	30.44 to 30.77	(0.4%) to (0.2%)	0.2%
	2017	2,551	84	30.49 to 30.90	34.8% to 35.1%	0.2%
	2016	1,537	68	22.57 to 22.92	0.5% to 0.8%	0.0%
Fidelity® VIP Health Care Portfolio—Initial Class	2020	$190	16	$12.15 to $12.15	21.5% to 21.5%	0.8%
Fidelity® VIP Index 500 Portfolio—Initial Class	2020	$220,133	4,790	$45.88 to $54.61	17.9% to 18.2%	1.8%
	2019	209,155	5,381	38.80 to 46.30	31.0% to 31.4%	2.0%
	2018	154,866	5,244	29.54 to 35.34	(4.7%) to (4.5%)	1.9%
	2017	164,443	5,317	30.93 to 37.10	21.4% to 21.7%	1.9%
	2016	149,461	5,882	25.41 to 30.55	11.6% to 11.9%	1.6%
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2020	$3,035	250	$12.12 to $12.12	21.2% to 21.2%	0.6%
Fidelity® VIP International Index Portfolio—Initial Class	2020	$264	24	$10.97 to $10.97	9.7% to 9.7%	2.3%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2020	$33,060	1,548	$21.27 to $23.43	9.1% to 9.4%	2.3%
	2019	21,984	1,123	19.44 to 21.47	9.4% to 9.7%	2.8%
	2018	18,546	1,039	17.73 to 19.63	(0.8%) to (0.5%)	2.5%
	2017	24,043	1,341	17.82 to 19.78	4.0% to 4.2%	2.4%
	2016	26,091	1,518	17.10 to 19.03	4.5% to 4.7%	2.2%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2020	$11,055	228	$48.40 to $59.70	17.9% to 18.2%	0.7%
	2019	10,555	257	40.96 to 50.64	23.1% to 23.4%	0.8%
	2018	11,825	349	33.18 to 41.12	(14.8%) to (14.5%)	0.6%
	2017	14,062	353	38.82 to 48.24	20.5% to 20.8%	0.6%
	2016	15,097	461	32.13 to 40.03	12.0% to 12.2%	0.3%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Overseas Portfolio—Initial Class	2020	$10,956	408	$26.83 to $26.83	15.6% to 15.6%	0.4%
	2019	11,240	484	23.21 to 23.21	27.8% to 27.8%	1.7%
	2018	8,992	495	18.17 to 18.17	(14.8%) to (14.8%)	1.6%
	2017	13,514	634	21.32 to 21.32	30.3% to 30.3%	1.5%
	2016	9,833	601	16.37 to 16.37	(5.1%) to (5.1%)	1.5%
Fidelity® VIP Real Estate Portfolio—Initial Class	2020	$8,227	527	$15.62 to $15.62	(6.5%) to (6.5%)	2.0%
	2019	17,343	1,038	16.71 to 16.71	23.2% to 23.2%	1.9%
	2018	12,594	929	13.56 to 13.56	(6.2%) to (6.2%)	2.7%
	2017	12,570	869	14.46 to 14.46	4.1% to 4.1%	2.0%
	2016	3,042	219	13.90 to 13.90	5.7% to 5.7%	1.4%
Fidelity® VIP Strategic Income Portfolio—Initial Class	2020	$171	14	$12.58 to $12.58	7.5% to 7.5%	3.1%
	2019	163	14	11.70 to 11.70	10.9% to 10.9%	3.9%
	2018	102	10	10.55 to 10.55	(2.6%) to (2.6%)	4.3%
	2017	84	8	10.83 to 10.83	7.8% to 7.8%	4.2%
	2016	30	3	10.05 to 10.05	0.5% to 0.5%	12.4%
Fidelity® VIP Technology Portfolio—Initial Class	2020	$756	47	$16.19 to $16.19	61.9% to 61.9%	0.0%
Fidelity® VIP Total Market Index Portfolio—Initial Class	2020	$12	1	$11.94 to $11.94	19.4% to 19.4%	1.9%
Fidelity® VIP Value Portfolio—Initial Class	2020	$1,279	87	$14.58 to $14.79	6.0% to 6.3%	1.5%
	2019	1,311	95	13.76 to 13.92	31.8% to 32.1%	3.4%
	2018	368	35	10.53 to 10.53	(13.8%) to (13.8%)	1.1%
	2017	377	31	12.23 to 12.23	15.6% to 15.6%	2.1%
	2016	149	14	10.58 to 10.58	12.1% to 12.1%	1.1%
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2020	$93	3	$34.74 to $34.74	8.0% to 8.0%	1.0%
	2019	360	11	32.16 to 32.16	34.1% to 34.1%	1.5%
	2018	288	12	23.98 to 23.98	(17.5%) to (17.5%)	0.7%
	2017	302	10	29.07 to 29.07	19.1% to 19.1%	1.2%
	2016	496	20	24.41 to 24.41	9.3% to 9.3%	0.9%
Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares	2020	$67	2	$36.70 to $36.70	36.6% to 36.6%	0.0%
	2019	330	12	26.87 to 26.87	36.2% to 36.2%	0.1%
	2018	271	14	19.73 to 19.73	(5.7%) to (5.7%)	0.3%
	2017	280	13	20.93 to 20.93	26.8% to 26.8%	0.1%
	2016	307	19	16.50 to 16.50	(2.2%) to (2.2%)	0.4%
Invesco Oppenheimer V.I. Total Return Bond Fund— Series I Shares	2020	$1	—	$15.15 to $15.15	9.7% to 9.7%	3.1%
	2019	1	—	13.81 to 13.81	9.5% to 9.5%	3.3%
	2018	1	—	12.61 to 12.61	(1.0%) to (1.0%)	3.4%
	2017	1	—	12.74 to 12.74	4.6% to 4.6%	2.4%
	2016	1	—	12.18 to 12.18	3.3% to 3.3%	3.7%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Invesco V.I. American Value Fund—Series I Shares	2020	$—	—	$—	—	—
	2019	1,346	30	45.03 to 45.03	25.0% to 25.0%	0.5%
	2018	2,553	71	36.02 to 36.02	(12.6%) to (12.6%)	0.5%
	2017	3,707	90	41.23 to 41.23	10.0% to 10.0%	0.8%
	2016	5,332	142	37.50 to 37.50	15.5% to 15.5%	0.3%
Invesco V.I. Core Plus Bond Fund—Series I Shares	2020	$9	1	$10.94 to $10.94	9.4% to 9.4%	2.2%
Invesco V.I. Global Real Estate Fund—Series I Shares	2020	$2,487	155	$14.00 to $16.23	(12.5%) to (12.3%)	4.6%
	2019	3,719	202	16.01 to 18.52	22.7% to 23.0%	4.5%
	2018	3,179	213	13.05 to 15.05	(6.4%) to (6.2%)	3.8%
	2017	3,585	225	13.94 to 16.04	12.8% to 13.0%	3.2%
	2016	3,338	236	12.36 to 14.19	1.8% to 2.0%	1.3%
Invesco V.I. International Growth Fund—Series I Shares	2020	$11,759	499	$23.56 to $23.56	14.0% to 14.0%	2.2%
	2019	15,853	767	20.67 to 20.67	28.6% to 28.6%	1.7%
	2018	12,164	757	16.08 to 16.08	(15.0%) to (15.0%)	2.0%
	2017	17,230	911	18.91 to 18.91	23.0% to 23.0%	1.5%
	2016	14,193	923	15.37 to 15.37	(0.5%) to (0.5%)	1.1%
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	2020	$224	10	$23.06 to $23.06	9.2% to 9.2%	0.4%
	2019	869	41	21.11 to 21.11	25.3% to 25.3%	0.5%
	2018	767	46	16.85 to 16.85	(11.4%) to (11.4%)	0.5%
	2017	887	47	19.01 to 19.01	14.9% to 14.9%	0.5%
	2016	825	50	16.54 to 16.54	13.4% to 13.4%	0.1%
Janus Henderson Enterprise Portfolio—Institutional Shares	2020	$14,334	194	$73.98 to $73.98	19.5% to 19.5%	0.1%
	2019	14,114	228	61.92 to 61.92	35.5% to 35.5%	0.2%
	2018	9,819	215	45.70 to 45.70	(0.4%) to (0.4%)	0.2%
	2017	10,628	232	45.89 to 45.89	27.4% to 27.4%	0.3%
	2016	10,232	284	36.02 to 36.02	12.4% to 12.4%	0.2%
Janus Henderson Flexible Bond Portfolio—Institutional Shares	2020	$890	70	$12.71 to $12.71	10.5% to 10.5%	2.8%
	2019	2,386	207	11.50 to 11.50	9.6% to 9.6%	3.3%
	2018	2,166	206	10.50 to 10.50	(1.0%) to (1.0%)	3.1%
	2017	2,384	225	10.61 to 10.61	3.6% to 3.6%	3.0%
	2016	4,799	469	10.24 to 10.24	2.5% to 2.5%	3.0%
Janus Henderson Forty Portfolio—Institutional Shares	2020	$5,452	85	$64.44 to $64.44	39.4% to 39.4%	0.3%
	2019	5,167	112	46.22 to 46.22	37.2% to 37.2%	0.1%
	2018	4,117	122	33.70 to 33.70	2.0% to 2.0%	0.0%
	2017	4,043	122	33.05 to 33.05	30.3% to 30.3%	0.0%
	2016	2,682	106	25.36 to 25.36	2.2% to 2.2%	0.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Global Research Portfolio—Institutional Shares	2020	$794	26	$30.80 to $32.26	19.7% to 20.1%	0.7%
	2019	695	27	25.65 to 26.95	28.7% to 29.0%	1.0%
	2018	558	28	19.88 to 20.95	(7.1%) to (6.9%)	1.1%
	2017	616	28	21.34 to 22.56	26.6% to 27.0%	0.8%
	2016	599	35	16.80 to 17.81	1.8% to 2.1%	1.1%
Lazard Retirement International Equity Portfolio—Service Shares	2020	$1,465	71	$17.00 to $21.03	8.0% to 8.2%	1.8%
	2019	2,413	125	15.75 to 19.43	20.7% to 21.0%	0.3%
	2018	1,626	103	13.05 to 16.05	(14.1%) to (13.9%)	1.6%
	2017	2,578	140	15.19 to 18.65	22.0% to 22.3%	2.6%
	2016	2,144	142	12.45 to 15.24	(4.5%) to (4.3%)	1.3%
Legg Mason Western Asset Core Plus VIT Portfolio— Class I	2020	$666	61	$10.97 to $10.97	9.7% to 9.7%	2.3%
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2020	$335	12	$27.87 to $27.87	72.6% to 72.6%	0.0%
	2019	181	11	16.15 to 16.15	31.8% to 31.8%	0.0%
	2018	148	12	12.25 to 12.25	4.9% to 4.9%	0.0%
	2017	204	17	11.68 to 11.68	29.9% to 29.9%	0.0%
	2016	178	20	8.99 to 8.99	(2.6%) to (2.6%)	0.0%
Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	2020	$883	32	$27.83 to $34.45	2.2% to 2.5%	0.9%
	2019	1,438	53	27.15 to 33.69	22.3% to 22.6%	0.8%
	2018	1,875	85	22.14 to 27.54	(15.3%) to (15.0%)	0.7%
	2017	2,588	99	26.06 to 32.50	6.6% to 6.8%	0.6%
	2016	1,449	59	24.39 to 30.50	16.1% to 16.4%	0.5%
LVIP Baron Growth Opportunities Fund—Service Class	2020	$8,570	167	$38.33 to $51.79	33.7% to 34.1%	0.0%
	2019	9,183	239	28.66 to 38.62	36.0% to 36.4%	0.0%
	2018	8,576	304	21.07 to 28.32	(4.2%) to (3.9%)	0.0%
	2017	12,743	434	21.99 to 29.48	26.9% to 27.2%	0.0%
	2016	11,301	489	17.32 to 23.17	5.3% to 5.6%	0.5%
LVIP Baron Growth Opportunities Fund—Standard Class	2020	$25	2	$13.31 to $13.31	33.1% to 33.1%	0.0%
LVIP Mondrian International Value Fund—Standard Class	2020	$77	7	$11.59 to $11.59	(5.0%) to (5.0%)	2.5%
	2019	80	7	12.20 to 12.20	18.2% to 18.2%	4.3%
	2018	21	2	10.31 to 10.31	(11.5%) to (11.5%)	3.4%
	2017	20	2	11.65 to 11.65	21.3% to 21.3%	3.6%
	2016	15	2	9.60 to 9.60	4.0% to 4.0%	3.1%
LVIP SSgA Bond Index Fund—Standard Class	2020	$31,890	2,458	$12.97 to $12.97	7.5% to 7.5%	2.2%
	2019	26,992	2,236	12.07 to 12.07	8.2% to 8.2%	2.7%
	2018	25,957	2,328	11.15 to 11.15	(0.3%) to (0.3%)	3.0%
	2017	21,597	1,930	11.19 to 11.19	3.2% to 3.2%	2.5%
	2016	20,579	1,898	10.84 to 10.84	2.3% to 2.3%	3.0%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP SSgA Developed International 150 Fund—Standard Class	2020	$3,564	220	$16.18 to $16.18	(4.1%) to (4.1%)	2.5%
	2019	5,020	297	16.87 to 16.87	15.4% to 15.4%	4.3%
	2018	4,315	295	14.62 to 14.62	(15.2%) to (15.2%)	3.6%
	2017	4,731	274	17.25 to 17.25	23.6% to 23.6%	5.0%
	2016	2,937	210	13.96 to 13.96	9.7% to 9.7%	3.9%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2020	$5,269	481	$10.96 to $10.96	2.7% to 2.7%	3.7%
	2019	4,794	449	10.68 to 10.68	7.6% to 7.6%	3.9%
	2018	4,335	437	9.92 to 9.92	(12.3%) to (12.3%)	4.4%
	2017	7,201	636	11.31 to 11.31	23.8% to 23.8%	2.6%
	2016	6,071	665	9.14 to 9.14	15.4% to 15.4%	2.2%
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2020	$29	3	$11.54 to $11.54	15.4% to 15.4%	1.8%
LVIP SSgA International Index Fund—Standard Class	2020	$31,463	1,809	$17.40 to $17.40	7.8% to 7.8%	2.5%
	2019	28,871	1,790	16.13 to 16.13	21.6% to 21.6%	2.7%
	2018	23,048	1,737	13.27 to 13.27	(13.7%) to (13.7%)	2.6%
	2017	22,580	1,469	15.37 to 15.37	24.7% to 24.7%	2.7%
	2016	21,031	1,706	12.33 to 12.33	1.0% to 1.0%	4.7%
MFS® Global Growth Portfolio—Initial Class	2020	$26	2	$13.71 to $13.71	37.1% to 37.1%	0.4%
MFS® Global Real Estate Portfolio—Initial Class	2020	$1,017	66	$15.40 to $15.40	1.5% to 1.5%	8.7%
	2019	40	3	15.17 to 15.17	26.9% to 26.9%	3.2%
	2018	44	4	11.96 to 11.96	(3.0%) to (3.0%)	4.8%
	2017	27	2	12.33 to 12.33	13.3% to 13.3%	4.7%
	2016	12	1	10.88 to 10.88	7.9% to 7.9%	0.0%
MFS® Global Tactical Allocation Portfolio—Initial Class	2020	$2,491	141	$17.72 to $17.72	6.2% to 6.2%	1.8%
	2019	2,426	145	16.68 to 16.68	14.6% to 14.6%	2.8%
	2018	2,316	159	14.56 to 14.56	(4.5%) to (4.5%)	0.8%
	2017	2,508	165	15.24 to 15.24	10.8% to 10.8%	3.2%
	2016	4,275	311	13.75 to 13.75	6.2% to 6.2%	0.0%
MFS® International Growth Portfolio—Initial Class	2020	$1,053	92	$11.50 to $11.50	15.0% to 15.0%	2.4%
MFS® International Intrinsic Value Portfolio—Initial Class	2020	$23,304	785	$29.67 to $29.67	20.5% to 20.5%	1.0%
	2019	23,660	961	24.62 to 24.62	25.9% to 25.9%	1.8%
	2018	19,758	1,011	19.55 to 19.55	(9.5%) to (9.5%)	1.1%
	2017	22,606	1,047	21.60 to 21.60	27.1% to 27.1%	1.4%
	2016	18,460	1,087	16.99 to 16.99	4.1% to 4.1%	1.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Investors Trust Series—Initial Class	2020	$120	2	$50.70 to $50.70	13.6% to 13.6%	0.6%
	2019	107	2	44.64 to 44.64	31.3% to 31.3%	0.7%
	2018	83	2	34.01 to 34.01	(5.7%) to (5.7%)	0.6%
	2017	90	2	36.08 to 36.08	23.0% to 23.0%	0.7%
	2016	75	3	29.32 to 29.32	8.3% to 8.3%	0.9%
MFS® Mid Cap Growth Series—Initial Class	2020	$130	9	$14.73 to $14.73	47.3% to 47.3%	0.0%
MFS® Mid Cap Value Portfolio—Initial Class	2020	$3,864	267	$14.49 to $14.49	3.9% to 3.9%	1.3%
	2019	1,787	128	13.95 to 13.95	31.1% to 31.1%	1.4%
	2018	940	88	10.64 to 10.64	(11.4%) to (11.4%)	0.9%
	2017	1,039	86	12.02 to 12.02	13.7% to 13.7%	1.2%
	2016	606	57	10.57 to 10.57	5.7% to 5.7%	0.0%
MFS® New Discovery Series—Initial Class	2020	$7	—	$64.58 to $64.58	45.9% to 45.9%	0.0%
	2019	6	—	44.27 to 44.27	41.7% to 41.7%	0.0%
	2018	4	—	31.24 to 31.24	(1.5%) to (1.5%)	0.0%
	2017	6	—	31.71 to 31.71	26.7% to 26.7%	0.0%
	2016	7	—	25.04 to 25.04	9.1% to 9.1%	0.0%
MFS® New Discovery Value Portfolio—Initial Class	2020	$2,738	262	$10.44 to $10.44	4.4% to 4.4%	0.3%
MFS® Value Series—Initial Class	2020	$67,924	1,820	$28.71 to $37.34	3.2% to 3.5%	1.6%
	2019	61,328	1,701	27.81 to 36.08	29.5% to 29.8%	2.1%
	2018	49,718	1,790	21.48 to 27.80	(10.3%) to (10.1%)	1.7%
	2017	39,038	1,263	30.92 to 30.92	17.7% to 17.7%	1.9%
	2016	29,507	1,123	26.28 to 26.28	14.1% to 14.1%	2.2%
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2020	$3,117	112	$27.82 to $27.82	5.5% to 5.5%	4.2%
	2019	4,406	167	26.35 to 26.35	14.3% to 14.3%	6.5%
	2018	5,147	223	23.07 to 23.07	(6.9%) to (6.9%)	5.0%
	2017	6,147	248	24.79 to 24.79	9.7% to 9.7%	5.6%
	2016	5,498	243	22.60 to 22.60	10.6% to 10.6%	6.2%
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2020	$342	23	$14.82 to $14.82	(1.2%) to (1.2%)	1.6%
	2019	341	23	14.99 to 14.99	28.3% to 28.3%	2.7%
	2018	261	22	11.68 to 11.68	(7.9%) to (7.9%)	3.0%
	2017	284	22	12.68 to 12.68	13.0% to 13.0%	1.2%
	2016	11	1	11.23 to 11.23	15.3% to 15.3%	0.0%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2020	$4,181	132	$31.67 to $37.49	(17.1%) to (16.9%)	2.9%
	2019	5,506	144	38.08 to 45.20	18.6% to 18.9%	1.9%
	2018	4,752	148	32.02 to 38.10	(7.9%) to (7.7%)	2.7%
	2017	4,927	142	34.70 to 41.39	2.9% to 3.1%	1.0%
	2016	15,932	473	33.65 to 40.24	6.5% to 6.8%	1.3%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2020	$55	4	$12.45 to $12.45	(2.6%) to (2.6%)	1.0%
	2019	89	7	12.78 to 12.78	16.7% to 16.7%	0.7%
	2018	75	7	10.95 to 10.95	(15.3%) to (15.3%)	0.7%
	2017	86	7	12.92 to 12.92	16.7% to 16.7%	1.4%
	2016	3	—	11.07 to 11.07	16.2% to 16.2%	0.9%
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	2020	$260	20	$13.08 to $13.08	19.6% to 19.6%	0.5%
	2019	705	64	10.94 to 10.94	9.4% to 9.4%	0.6%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2020	$3,208	263	$12.19 to $12.19	6.9% to 6.9%	4.7%
	2019	2,356	207	11.40 to 11.40	15.0% to 15.0%	4.5%
	2018	1,979	200	9.92 to 9.92	(4.6%) to (4.6%)	4.0%
	2017	23	2	10.40 to 10.40	4.0% to 4.0%	3.2%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2020	$6,908	418	$16.52 to $16.52	10.1% to 10.1%	2.5%
	2019	6,576	439	15.00 to 15.00	6.1% to 6.1%	2.4%
	2018	6,148	435	14.13 to 14.13	(4.2%) to (4.2%)	6.7%
	2017	11,419	774	14.75 to 14.75	8.6% to 8.6%	2.0%
	2016	10,411	767	13.58 to 13.58	4.0% to 4.0%	1.5%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2020	$9	1	$11.04 to $11.04	10.4% to 10.4%	1.6%
PIMCO VIT High Yield Portfolio—Administrative Class	2020	$2,571	131	$19.69 to $19.69	5.7% to 5.7%	4.9%
	2019	2,682	144	18.62 to 18.62	14.7% to 14.7%	5.0%
	2018	2,767	171	16.23 to 16.23	(2.7%) to (2.7%)	5.1%
	2017	3,064	184	16.67 to 16.67	6.6% to 6.6%	4.8%
	2016	3,063	196	15.63 to 15.63	12.5% to 12.5%	5.1%
PIMCO VIT High Yield Portfolio—Institutional Class	2020	$8	1	$10.58 to $10.58	5.8% to 5.8%	3.9%
PIMCO VIT Income Portfolio—Institutional Class	2020	$22	2	$10.67 to $10.67	6.7% to 6.7%	1.1%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2020	$9	1	$10.57 to $10.57	5.7% to 5.7%	0.1%
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2020	$20,579	681	$30.21 to $30.21	17.4% to 17.4%	1.5%
	2019	899	35	25.74 to 25.74	13.3% to 13.3%	2.0%
	2018	810	36	22.71 to 22.71	(2.4%) to (2.4%)	2.4%
	2017	951	41	23.26 to 23.26	9.0% to 9.0%	2.2%
	2016	1,257	59	21.35 to 21.35	0.7% to 0.7%	2.0%
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2020	$3	—	$11.64 to $11.64	16.4% to 16.4%	0.7%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Low Duration Portfolio—Administrative Class	2020	$12,280	765	$16.07 to $16.07	3.0% to 3.0%	1.1%
	2019	7,143	458	15.60 to 15.60	4.0% to 4.0%	2.8%
	2018	7,979	532	14.99 to 14.99	0.3% to 0.3%	1.9%
	2017	8,073	540	14.94 to 14.94	1.3% to 1.3%	1.4%
	2016	10,194	692	14.74 to 14.74	1.4% to 1.4%	1.5%
PIMCO VIT Low Duration Portfolio—Institutional Class	2020	$82	8	$10.31 to $10.31	3.1% to 3.1%	0.8%
PIMCO VIT Real Return Portfolio—Administrative Class	2020	$11,259	$572	$19.61 to $19.61	11.7% to 11.7%	1.4%
	2019	12,897	733	17.55 to 17.55	8.4% to 8.4%	1.6%
	2018	12,277	756	16.18 to 16.18	(2.2%) to (2.2%)	2.5%
	2017	12,094	729	16.55 to 16.55	3.7% to 3.7%	2.4%
	2016	14,052	878	15.97 to 15.97	5.2% to 5.2%	2.4%
PIMCO VIT Real Return Portfolio—Institutional Class	2020	$15	1	$11.13 to $11.13	11.3% to 11.3%	1.0%
PIMCO VIT Total Return Portfolio—Administrative Class	2020	$42,071	1,850	$22.77 to $22.77	8.6% to 8.6%	2.1%
	2019	38,635	1,846	20.96 to 20.96	8.4% to 8.4%	3.0%
	2018	33,258	1,722	19.34 to 19.34	(0.5%) to (0.5%)	2.5%
	2017	31,998	1,648	19.44 to 19.44	4.9% to 4.9%	2.0%
	2016	37,226	2,011	18.53 to 18.53	2.7% to 2.7%	2.1%
PIMCO VIT Total Return Portfolio—Institutional Class	2020	$41	4	$10.85 to $10.85	8.5% to 8.5%	1.5%
T. Rowe Price Blue Chip Growth Portfolio	2020	$114,286	1,670	$68.45 to $68.45	34.3% to 34.3%	0.0%
	2019	70,548	1,384	50.97 to 50.97	29.9% to 29.9%	0.0%
	2018	55,474	1,414	39.24 to 39.24	1.9% to 1.9%	0.0%
	2017	48,604	1,262	38.51 to 38.51	36.2% to 36.2%	0.0%
	2016	29,849	1,055	28.28 to 28.28	0.8% to 0.8%	0.0%
T. Rowe Price Equity Index 500 Portfolio	2020	$1,877	47	$36.88 to $41.00	17.7% to 18.0%	1.6%
	2019	1,990	59	31.33 to 34.74	30.7% to 31.0%	1.8%
	2018	1,331	52	23.97 to 26.51	(5.1%) to (4.8%)	1.7%
	2017	1,072	38	27.85 to 27.85	21.3% to 21.3%	1.6%
	2016	1,006	44	22.96 to 22.96	11.3% to 11.3%	1.8%
T. Rowe Price International Stock Portfolio	2020	$3,532	120	$28.57 to $29.48	14.2% to 14.4%	0.5%
	2019	3,709	144	25.03 to 25.76	27.5% to 27.8%	1.8%
	2018	5,214	260	19.64 to 20.16	(14.4%) to (14.2%)	1.4%
	2017	5,818	249	22.95 to 23.50	27.6% to 27.9%	1.1%
	2016	3,911	214	17.99 to 18.37	1.9% to 2.1%	1.1%
T. Rowe Price Limited-Term Bond Portfolio	2020	$1,946	128	$15.18 to $15.44	4.4% to 4.7%	2.2%
	2019	6,112	421	14.50 to 14.78	4.1% to 4.4%	2.3%
	2018	1,816	131	13.89 to 13.89	1.2% to 1.2%	2.0%
	2017	1,562	114	13.73 to 13.73	1.1% to 1.1%	1.5%
	2016	2,985	220	13.59 to 13.59	1.4% to 1.4%	1.4%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price Moderate Allocation Portfolio	2020	$3,954	116	$34.15 to $34.15	14.5% to 14.5%	1.3%
	2019	4,712	158	29.81 to 29.81	19.8% to 19.8%	2.0%
	2018	4,310	173	24.88 to 24.88	(5.1%) to (5.1%)	1.8%
	2017	4,415	168	26.21 to 26.21	17.4% to 17.4%	1.4%
	2016	4,808	215	22.33 to 22.33	6.5% to 6.5%	1.6%
T. Rowe Price New America Growth Portfolio	2020	$6,921	96	$71.74 to $71.74	44.4% to 44.4%	0.0%
	2019	11,514	232	49.69 to 49.69	34.9% to 34.9%	0.4%
	2018	10,798	293	36.82 to 36.82	1.2% to 1.2%	0.2%
	2017	11,837	325	36.40 to 36.40	34.4% to 34.4%	0.1%
	2016	8,507	314	27.08 to 27.08	1.3% to 1.3%	0.0%
Thrivent Diversified Income Plus Portfolio	2020	$19	2	$10.70 to $10.70	7.0% to 7.0%	0.5%
Thrivent Large Cap Growth Portfolio	2020	$—	—	$14.37 to $14.37	43.7% to 43.7%	0.0%
Thrivent Mid Cap Index Portfolio	2020	$1	—	$11.33 to $11.33	13.3% to 13.3%	0.0%
Thrivent Small Cap Index Portfolio	2020	$33,038	2,711	$12.19 to $12.19	11.1% to 11.1%	1.2%
	2019	26,201	2,389	10.97 to 10.97	22.5% to 22.5%	1.1%
	2018	403	45	8.96 to 8.96	(10.4%) to (10.4%)	0.0%
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2020	$197	8	$25.77 to $25.77	12.7% to 12.7%	1.2%
	2019	204	9	22.87 to 22.87	24.4% to 24.4%	1.1%
	2018	217	12	18.39 to 18.39	(9.9%) to (9.9%)	1.0%
	2017	165	8	20.41 to 20.41	20.4% to 20.4%	1.4%
	2016	95	6	16.95 to 16.95	13.2% to 13.2%	1.1%
TOPS® Balanced ETF Portfolio—Class 2 Shares	2020	$251	14	$17.91 to $17.91	8.4% to 8.4%	1.3%
	2019	335	20	16.53 to 16.53	15.9% to 15.9%	1.8%
	2018	592	42	14.26 to 14.26	(5.6%) to (5.6%)	1.2%
	2017	1,028	68	15.11 to 15.11	10.9% to 10.9%	1.1%
	2016	256	19	13.62 to 13.62	7.9% to 7.9%	1.3%
TOPS® Conservative ETF Portfolio—Class 2 Shares	2020	$171	11	$15.40 to $15.40	7.0% to 7.0%	1.7%
	2019	174	12	14.39 to 14.39	11.7% to 11.7%	1.6%
	2018	191	15	12.88 to 12.88	(2.7%) to (2.7%)	1.1%
	2017	252	19	13.23 to 13.23	6.8% to 6.8%	0.7%
	2016	234	19	12.39 to 12.39	5.8% to 5.8%	0.7%
TOPS® Growth ETF Portfolio—Class 2 Shares	2020	$85	4	$23.33 to $23.33	11.7% to 11.7%	1.4%
	2019	191	9	20.89 to 20.89	22.1% to 22.1%	1.1%
	2018	308	18	17.12 to 17.12	(8.8%) to (8.8%)	1.3%
	2017	279	15	18.76 to 18.76	17.9% to 17.9%	1.2%
	2016	179	11	15.91 to 15.91	12.3% to 12.3%	1.3%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	2020	$—	—	$15.57 to $15.57	5.9% to 5.9%	0.0%
	2019	73	5	14.71 to 14.71	14.6% to 14.6%	1.2%
	2018	184	14	12.84 to 12.84	(6.0%) to (6.0%)	1.9%
	2017	185	14	13.66 to 13.66	10.6% to 10.6%	1.7%
	2016	100	8	12.36 to 12.36	6.2% to 6.2%	1.3%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2020	$34	2	$16.29 to $16.29	5.2% to 5.2%	2.1%
	2019	39	3	15.48 to 15.48	17.1% to 17.1%	1.1%
	2018	122	9	13.22 to 13.22	(8.7%) to (8.7%)	1.7%
	2017	102	7	14.49 to 14.49	17.7% to 17.7%	1.7%
	2016	68	5	12.31 to 12.31	5.6% to 5.6%	1.8%
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2020	$36	2	$16.45 to $16.45	5.9% to 5.9%	2.3%
	2019	82	5	15.53 to 15.53	16.3% to 16.3%	1.6%
	2018	142	11	13.35 to 13.35	(7.2%) to (7.2%)	1.8%
	2017	153	11	14.39 to 14.39	13.8% to 13.8%	1.7%
	2016	107	8	12.64 to 12.64	6.3% to 6.3%	1.5%
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2020	$253	12	$20.62 to $20.62	10.6% to 10.6%	1.4%
	2019	432	23	18.65 to 18.65	18.9% to 18.9%	1.5%
	2018	994	63	15.68 to 15.68	(6.9%) to (6.9%)	1.3%
	2017	897	53	16.84 to 16.84	14.1% to 14.1%	1.3%
	2016	608	41	14.76 to 14.76	10.5% to 10.5%	0.7%
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2020	$422	28	$15.15 to $15.15	8.9% to 8.9%	7.3%
	2019	400	29	13.91 to 13.91	12.6% to 12.6%	0.3%
	2018	364	29	12.35 to 12.35	(6.1%) to (6.1%)	7.8%
	2017	1,424	108	13.16 to 13.16	12.2% to 12.2%	2.2%
	2016	1,369	117	11.73 to 11.73	6.4% to 6.4%	0.0%
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2020	$1,442	87	$16.56 to $16.56	38.1% to 38.1%	0.0%
	2019	204	17	11.99 to 11.99	38.8% to 38.8%	0.0%
	2018	15	2	8.64 to 8.64	(13.6%) to (13.6%)	0.0%
Voya High Yield Portfolio—Class I	2020	$5	—	$10.59 to $10.59	5.9% to 5.9%	3.2%
Voya Index Solution 2030 Portfolio—Class Z	2020	$11	1	$12.57 to $12.57	25.7% to 25.7%	0.0%
Voya Index Solution 2040 Portfolio—Class Z	2020	$13	1	$13.26 to $13.26	32.6% to 32.6%	0.0%
Voya Index Solution 2050 Portfolio—Class Z	2020	$—	—	$13.45 to $13.45	34.5% to 34.5%	0.0%
Voya Limited Maturity Bond Portfolio—Class I	2020	$2,437	236	$10.33 to $10.33	3.3% to 3.3%	0.5%
Voya MidCap Opportunities Portfolio—Class I	2020	$25	2	$16.81 to $16.81	41.1% to 41.1%	0.1%
	2019	14	1	11.91 to 11.91	29.3% to 29.3%	0.3%

NYLIAC CSVUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Voya Russell™ Mid Cap Index Portfolio—Class I	2020	$18,525	662	$27.38 to $27.98	16.4% to 16.7%	1.5%
	2019	21,996	917	23.53 to 23.98	29.6% to 29.9%	1.5%
	2018	17,725	960	18.15 to 18.46	(9.5%) to (9.3%)	1.3%
	2017	16,710	821	20.35 to 20.35	18.0% to 18.0%	1.3%
	2016	11,286	654	17.25 to 17.25	13.4% to 13.4%	1.2%
Voya Small Company Portfolio—Class I	2020	$2,540	152	$16.73 to $16.73	12.3% to 12.3%	0.6%
	2019	1,743	117	14.90 to 14.90	26.2% to 26.2%	0.4%
	2018	2,449	207	11.81 to 11.81	(15.8%) to (15.8%)	0.5%
	2017	2,731	195	14.03 to 14.03	11.3% to 11.3%	0.3%
	2016	2,079	165	12.61 to 12.61	24.5% to 24.5%	0.2%
VY® JPMorgan Mid Cap Value Portfolio—Class I	2020	$82	8	$10.08 to $10.08	0.8% to 0.8%	1.9%
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2020	$2,435	209	$11.65 to $11.65	16.5% to 16.5%	0.0%
VY® Morgan Stanley Global Franchise Portfolio—Class R6	2020	$4	—	$12.14 to $12.14	21.4% to 21.4%	0.0%
VY ® T. Rowe Price Capital Appreciation Portfolio—Class I	2020	$631	51	$12.48 to $12.48	24.8% to 24.8%	1.4%
Not all investment options are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.
________________

(1)     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)     These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Bond—Initial Class (1)	DFA VA International Small Portfolio (1)	MFS® Global Tactical Allocation Portfolio—Initial Class (1)
MainStay VP Emerging Markets Equity—Initial Class (1)	DFA VA International Value Portfolio (2)	MFS® International Growth Portfolio—Initial Class (2)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Investors Trust Series— Initial Class (1)
MainStay VP Floating Rate—Initial Class (1)	DFA VIT Inflation-Protected Securities Portfolio (1)	MFS® Mid Cap Growth Series—Initial Class (3)
MainStay VP Income Builder—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® Mid Cap Value Portfolio—Initial Class (1)
MainStay VP IQ Hedge Multi-Strategy—Initial Class (1)	DWS Global Small Cap VIP— Class A (1)	MFS® New Discovery Series— Initial Class (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	DWS Small Cap Index VIP— Class A (1)	MFS® New Discovery Value Portfolio—Initial Class (2)
MainStay VP MacKay Common Stock—Initial Class (1)	DWS Small Mid Cap Value VIP—Class A (1)	MFS® Value Series—Initial Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	Fidelity® VIP Balanced Portfolio—Initial Class (3)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP MacKay Government—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (2)	Morgan Stanley VIF Global Infrastructure Portfolio—Class I (1)
MainStay VP MacKay Growth—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I (1)
MainStay VP MacKay International Equity—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	Neuberger Berman AMT Sustainable Equity Portfolio—Class I (5)
MainStay VP MacKay Mid Cap Core—Initial Class (1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class (2)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class (1)
MainStay VP MacKay S&P 500 Index—Initial Class (1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Small Cap Core—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class (2)
MainStay VP Mellon Natural Resources—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT High Yield Portfolio—Administrative Class (1)
MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT High Yield Portfolio—Institutional Class (2)
MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class (1)	PIMCO VIT Income Portfolio—Institutional Class (2)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (2)
MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (2)	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class (1)
AB VPS Growth and Income Portfolio—Class A (3)	Fidelity® VIP Growth Portfolio—Initial Class (1)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class (2)
AB VPS International Value Portfolio—Class A (1)	Fidelity® VIP Health Care Portfolio—Initial Class (2)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
AB VPS Large Cap Growth Portfolio—Class A (3)	Fidelity® VIP Index 500 Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (2)
AB VPS Small Cap Growth Portfolio—Class A (2)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class (2)	PIMCO VIT Real Return Portfolio—Administrative Class (1)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity® VIP International Index Portfolio—Initial Class (2)	PIMCO VIT Real Return Portfolio—Institutional Class (2)
Alger Weatherbie Specialized Growth Portfolio—Class I-2 (1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)
American Century Investments® VP Inflation Protection Fund—Class I (2)	Fidelity® VIP Mid Cap Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (2)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class I (2)	Fidelity® VIP Real Estate Portfolio—Initial Class (1)	T. Rowe Price Equity Index 500 Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class II (1)	Fidelity® VIP Strategic Income Portfolio—Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Value Fund—Class I (2)	Fidelity® VIP Technology Portfolio—Initial Class (2)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Century Investments® VP Value Fund—Class II (1)	Fidelity® VIP Total Market Index Portfolio—Initial Class (2)	T. Rowe Price Moderate Allocation Portfolio (1)
American Funds IS Asset Allocation Fund—Class 1 (1)	Fidelity® VIP Value Portfolio—Initial Class (1)	T. Rowe Price New America Growth Portfolio (1)
American Funds IS Blue Chip Income and Growth Fund—Class 1 (1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2 (1)	Thrivent Diversified Income Plus Portfolio (2)
American Funds IS Capital World Bond Fund®—Class 1 (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I Shares (1)	Thrivent Large Cap Growth Portfolio (3)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Global Balanced Fund—Class 1 (3)	Invesco Oppenheimer V.I. Total Return Bond Fund—Series I Shares (1)	Thrivent Mid Cap Index Portfolio (2)
American Funds IS Global Growth Fund—Class 1 (1)	Invesco V.I. American Value Fund—Series I Shares (1)	Thrivent Small Cap Index Portfolio (1)
American Funds IS Global Small Capitalization Fund—Class 1 (1)	Invesco V.I. Core Plus Bond Fund—Series I Shares (2)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares (1)
American Funds IS Growth Fund—Class 1 (1)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)	TOPS® Balanced ETF Portfolio—Class 2 Shares (1)
American Funds IS Growth-Income Fund—Class 1 (1)	Invesco V.I. International Growth Fund—Series I Shares (1)	TOPS® Conservative ETF Portfolio—Class 2 Shares (1)
American Funds IS International Fund—Class 1 (1)	Invesco V.I. Mid Cap Core Equity Fund—Series I Shares (1)	TOPS® Growth ETF Portfolio— Class 2 Shares (1)
American Funds IS New World Fund®—Class 1 (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)	TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares (1)
BlackRock® Global Allocation V.I. Fund—Class I (1)	Janus Henderson Flexible Bond Portfolio—Institutional Shares (1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares (1)
BlackRock ® High Yield V.I. Fund—Class I (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Lazard Retirement International Equity Portfolio—Service Shares (1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares (1)
ClearBridge Variable Appreciation Portfolio—Class I (1)	Legg Mason Western Asset Core Plus VIT Portfolio—Class I (2)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares (1)
ClearBridge Variable Large Cap Growth Portfolio—Class I (1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC (1)	Voya High Yield Portfolio—Class I (2)
ClearBridge Variable Small Cap Growth Portfolio—Class I (2)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC (1)	Voya Index Solution 2030 Portfolio—Class Z (3)
Columbia Variable Portfolio—Disciplined Core Fund—Class 1 (2)	LVIP Baron Growth Opportunities Fund—Service Class (1)	Voya Index Solution 2040 Portfolio—Class Z (3)
Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (2)	LVIP Baron Growth Opportunities Fund—Standard Class (2)	Voya Index Solution 2050 Portfolio—Class Z (3)
Columbia Variable Portfolio—Strategic Income Fund—Class 1 (2)	LVIP Mondrian International Value Fund—Standard Class (1)	Voya Limited Maturity Bond Portfolio—Class I (2)
Davis Value Portfolio (1)	LVIP SSgA Bond Index Fund—Standard Class (1)	Voya MidCap Opportunities Portfolio—Class I (1)
Delaware VIP® Emerging Markets Series—Standard Class (1)	LVIP SSgA Developed International 150 Fund—Standard Class (1)	Voya Russell™ Mid Cap Index Portfolio—Class I (1)
Delaware VIP® International Series—Standard Class (4)	LVIP SSgA Emerging Markets 100 Fund—Standard Class (1)	Voya Small Company Portfolio—Class I (1)
Delaware VIP® International Value Equity Series—Standard Class (1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class (2)	VY® JPMorgan Mid Cap Value Portfolio—Class I (2)
Delaware VIP® Small Cap Value Series—Standard Class (1)	LVIP SSgA International Index Fund—Standard Class (1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I (2)

Report of Independent Registered Public Accounting Firm (Continued)

DFA VA Global Bond Portfolio (1)	MFS ® Global Growth Portfolio—Initial Class (3)	VY® Morgan Stanley Global Franchise Portfolio—Class R6 (3)
DFA VA Global Moderate Allocation Portfolio (1)	MFS® Global Real Estate Portfolio—Initial Class (1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I (3)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2) Statement of operations and statement of changes in net assets for the period January 1, 2020 (commencement of operations) through December 31, 2020
(3) Statement of operations and statement of changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020
(4) Statement of operations and statement of changes in net assets for the period December 11, 2020 (commencement of operations) through December 31, 2020
(5) Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period April 30, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 7, 2021

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The “Supplemental Schedule of Selected Financial Data”, “Summary Investment Schedule”, “Investment Risk Interrogatories” and “Supplemental Schedule of Reinsurance Disclosures” (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 11, 2021

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2020	2019
	(in millions)
Assets
Bonds	$89,887	$88,631
Common and preferred stocks	1,294	1,657
Mortgage loans	14,955	14,697
Policy loans	890	909
Other invested assets	2,460	1,623
Cash, cash equivalents and short-term investments	2,799	1,436
Derivatives	515	365
Total cash and invested assets	112,800	109,318
Investment income due and accrued	731	741
Interest in annuity contracts	9,537	9,084
Other assets	496	447
Separate accounts assets	50,961	45,147
Total assets	$174,525	$164,737
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,955	$97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Separate accounts transfers due and accrued	(1,037)	(982)
Obligations under structured settlement agreements	9,537	9,084
Amounts payable under security lending agreements	675	676
Other liabilities	1,404	934
Interest maintenance reserve	130	99
Asset valuation reserve	1,603	1,561
Separate accounts liabilities	50,960	45,146
Total liabilities	165,077	155,382
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	3,928
Unassigned surplus	4,965	5,402
Total capital and surplus	9,448	9,355
Total liabilities, capital and surplus	$174,525	$164,737

See accompanying notes to financial statements.
3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Income
Premiums	$12,657	$13,344	$12,301
Net investment income	4,140	4,300	4,075
Other income	977	969	920
Total income	17,774	18,613	17,296
Benefits and expenses
Benefit payments:
Death benefits	929	745	676
Annuity benefits	3,247	3,145	3,003
Surrender benefits	8,126	8,494	8,044
Other benefits	115	91	80
Total benefit payments	12,417	12,475	11,803
Additions to policy reserves	2,803	3,075	7,626
Net transfers to (from) separate accounts	710	698	(210)
Adjustment in funds withheld	—	—	(3,886)
Operating expenses	1,382	1,487	1,474
Total benefits and expenses	17,312	17,735	16,807
Gain from operations before federal and foreign income taxes	462	878	489
Federal and foreign income taxes	102	227	214
Net gain from operations	360	651	275
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(177)	(20)	(8)
Net income	$183	$631	$267

See accompanying notes to financial statements.
4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Capital and surplus, beginning of year	$9,355	$8,586	$9,187
Net income	183	631	267
Change in net unrealized capital gains on investments	206	386	(73)
Change in nonadmitted assets	2	(93)	(160)
Change in asset valuation reserve	(43)	(348)	(24)
Change in reserve valuation basis	(16)	—	—
Change in net deferred income tax	162	109	153
Dividends to Parent	(932)	—	(600)
Prior period corrections	—	89	(169)
Additional paid in surplus	530	—	—
Other adjustments, net	1	(5)	5
Capital and surplus, end of year	$9,448	$9,355	$8,586

See accompanying notes to financial statements.
5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Cash flows from operating activities:
Premiums received	$12,665	$13,351	$12,279
Net investment income received	3,849	4,374	3,783
Other	974	954	910
Total received	17,488	18,679	16,972
Benefits and other payments	12,281	12,418	11,644
Net transfers to (from) separate accounts	764	766	(293)
Operating expenses	1,298	1,725	1,396
Federal income taxes	65	136	269
Total paid	14,408	15,045	13,016
Net cash from operating activities	3,080	3,634	3,956
Cash flows used in investing activities:
Proceeds from investments sold	5,035	2,329	2,888
Proceeds from investments matured or repaid	9,733	12,174	10,107
Cost of investments acquired	(15,553)	(18,668)	(16,388)
Net change in policy loans	17	(17)	(29)
Net cash used in investing activities	(768)	(4,182)	(3,422)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to Parent	(932)	—	(600)
Other miscellaneous uses	(17)	93	(254)
Net cash (used in) from financing and miscellaneous activities	(949)	93	(854)
Net increase (decrease) in cash, cash equivalents and short-term investments	1,363	(455)	(320)
Cash, cash equivalents and short-term investments, beginning of year	1,436	1,891	2,211
Cash, cash equivalents and short-term investments, end of year	$2,799	$1,436	$1,891

See accompanying notes to financial statements.
6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Contribution from New York Life	$530	$—	$—
Exchange/conversion of bonds to bonds	$471	$498	$563
Capitalized interest on bonds	$125	$132	$136
Depreciation/amortization on fixed assets	$77	$81	$73
Transfer of bond investment to other invested assets	$72	$—	$17
Transfer of mortgage loans to other invested assets	$40	$—	$—
Exchange of bonds to stocks	$19	$7	$2
Bonds to be announced commitments - purchased/sold	$10	$133	$—
Other	$13	$15	$35
See accompanying notes to financial statements.
7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2020, 2019 and 2018

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2018, the Company determined it understated reserves for a fixed deferred annuity product with guaranteed income benefits dating back to 2014. Management evaluated the adjustment and concluded while the Company's reserves in prior periods were understated, the understatement of reserves was not material to any previously reported annual financial statements. The Company recorded a prior period correction to reduce surplus by $169 million after-tax in 2018, reflecting the cumulative impact for the years 2017 and prior. During 2019, the Company continued to evaluate its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the further evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
For U.S. SAP, certain SVO approved Exchange Traded Funds ("ETFs") and mutual funds (“SVO-Identified Investments”) are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee..

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly, alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").
On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The novel coronavirus (“COVID-19”) pandemic continues to spread in the United States and throughout the world, and has created and may continue to create extreme stress and disruption in the global economy and financial markets, as well as elevated mortality and morbidity experience for the global population. The ultimate extent of the impact will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the effectiveness of responses to the pandemic taken by governments and private sector businesses, and the impacts on New York Life’s customers, employees and vendors. The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic as it relates to the risks described below on its insurance liabilities, investment portfolio and business operations.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to the coronavirus disease 2019 (“COVID-19”) pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's financial condition or results of operations.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

In 2018, the NAIC adopted revisions to the disclosure requirements under SSAP 51R “Life Contracts,” SSAP 52 “Deposit-Type Contracts” and SSAP 61 “Life, Deposit-type and Accident and Health Reinsurance.” The adopted revisions require new disclosures on liquidity for life products and variable annuity products. The new disclosures, which are required in 2019, have been included in Note 12 - Insurance Liabilities.
Future Adoption of New Accounting Pronouncement
In 2020, the NAIC adopted revisions to SSAP 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds by maturity at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,974	$5,094	$5,067	$5,144
Due after one year through five years	31,849	33,772	27,360	28,263
Due after five years through ten years(1)	27,348	30,310	31,810	33,388
Due after ten years	25,716	30,246	24,394	27,017
Total	$89,887	$99,422	$88,631	$93,812
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $88 million and $44 million at December 31, 2020 and 2019, respectively, and cash equivalents with a carrying value of $2,863 million and $1,528 million at December 31, 2020 and 2019, respectively are due in one year or less. Carrying value approximates fair value for these investments.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,335	6,537	179	70,693
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
Total	$89,887	$9,720	$185	$99,422

	2019
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,336	$343	$23	$5,656
All other governments	272	26	—	298
U.S. special revenue and special assessment	16,064	1,509	21	17,553
Industrial and miscellaneous unaffiliated	64,808	3,441	95	68,155
Parent, subsidiaries, and affiliates	2,151	—	—	2,150
Total	$88,631	$5,319	$139	$93,812

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2020 and 2019 were as follows (in millions):

	2020		2019
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,287	$83	$1,644	$239
Preferred stocks	7	—	13	—
Total	$1,294	$83	$1,657	$239

Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2020 were 6.8% and 2.5% and funded during 2019 were 6.4% and 3.0%, respectively. For 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.5% and 53.4% at December 31, 2020 and 2019, respectively). For 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 53.4% and 50.4% at December 31, 2020 and 2019, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,863 million and $14,598 million at December 31, 2020 and 2019, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2020 and 2019, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,605	30.8%	$4,729	32.2%
Office buildings	4,293	28.7	4,101	27.9
Retail facilities	2,929	19.6	3,277	22.3
Industrial	2,837	19.0	2,329	15.8
Hotels	274	1.8	239	1.6
Residential	10	0.1	16	0.2
Other	7	—	6	—
Total	$14,955	100.0%	$14,697	100.0%

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,761	25.1%	$3,754	25.5%
Pacific	3,445	23.0	3,255	22.1
South Atlantic	3,362	22.5	3,273	22.3
Middle Atlantic	3,270	21.9	3,249	22.1
New England	1,099	7.3	1,148	7.8
Other	18	0.2	18	0.2
Total	$14,955	100.0%	$14,697	100.0%

At December 31, 2020 and 2019, $73 million of mortgage loans and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted and commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every 3 years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different cycle to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2020 and 2019, LTVs on the Company’s mortgage loans were as follows (in millions):

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

	2019
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$128	$—	$—	$—	$—	$128
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	—	—	—	—	—	—	—
71% to 80%	516	123	26	—	—	—	—	665
Below 70%	4,213	3,978	3,123	2,329	239	16	6	13,904
Total	$4,729	$4,101	$3,277	$2,329	$239	$16	$6	$14,697

At December 31, 2020 and 2019, impaired mortgage loans were as follows (in millions):

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—

	2019
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$2	$—	$—
Commercial	128	(17)	—	5	—	—
Total	$128	$(17)	$1	$7	$—	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2020 and 2019 consisted of the following (in millions):

	2020	2019
Investment in MCF	$1,251	$676
Limited partnerships and limited liability companies	784	665
Other investments	265	128
Real estate investment property(1)	97	101
LIHTC investments	41	53
Loan to affiliate	22	—
Total other invested assets	$2,460	$1,623
(1) Includes $1 million of real estate that was held for sale which consisted of residential properties acquired through foreclosure in 2019.

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2020, 2019 and 2018 consisted of the following (in millions):

	2020		2019		2018
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$65	$(26)	$99	$46	$77	$29
Limited partnerships and limited liability companies	22	11	16	40	4	—
Other investments	8	—	6	—	6	—
Real estate investment property	14	—	9	—	4	—
LIHTC investments	(12)	—	(14)	—	(16)	—
Total other invested assets	$97	$(15)	$116	$86	$75	$29
(1) Includes unrealized foreign exchange gains (losses) of $3 million, ($4) million, and less than $1 million in 2020, 2019, and 2018, respectively.

In 2020, the Company received a capital contribution from New York Life as an additional equity investment in MCF. As a result of this contribution, the Company increased its ownership of MCF. Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 9 years. During 2020, 2019 and 2018, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $14 million and $16 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $18 million, and $26 million for 2020, 2019 and 2018, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 14 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2020 and 2019, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2019
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	220	220	—	—	220	0.1	0.1
Subject to dollar repurchase agreements	1	—	1		1	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank ("FHLB") capital stock	20	19	1	—	20	0.0	0.0
FHLB capital stock	28	28	—	—	28	0.0	0.0
On deposit with states	4	3	1	—	4	0.0	0.0
Total restricted assets	$948	$945	$3	$—	$948	0.6%	0.6%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2020, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2020 was $594 million, with a fair value of $659 million. At December 31, 2019, the carrying value was $625 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $693 million and $691 million at December 31, 2020 and 2019, respectively.

At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 0.1%. At December 31, 2019, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2020 and 2019, the Company was a party to dollar repurchase agreements in the general account for $1 million and $1 million, respectively. At December 31, 2020 and 2019, the Company was not a party to any dollar repurchase agreements in the separate accounts.
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Collateral Received
At December 31, 2020 and 2019, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%

	2019
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	337	337	0.3	0.3
Cash received on repurchase transactions	1	1	—	—
Total	$1,013	$1,013	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2020		2019
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	288	0.3	331	0.3
Separate accounts liabilities (derivatives)	16	—	6	—
Borrowed money (repurchase agreements)	1	—	1	—
Total	$980	0.9%	$1,013	0.9%
25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2020 and 2019 (in millions):

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

	2019
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$30	$—	$—	$—	$—	$30
U.S. government corporation & agencies	14	1	—	—	—	15
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	75	—	—	—	—	75
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676

At December 31, 2020 and 2019, there were no separate account securities cash collateral received under securities lending agreements.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2020 and 2019 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2020		2019
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	400	400	416	416
31 to 60 days	117	117	65	65
61 to 90 days	64	64	22	22
91 to 120 days	10	10	5	5
121 to 180 days	46	46	33	33
181 to 365 days	10	10	26	26
1 to 2 years	20	20	107	107
2 to 3 years	26	26	15	15
Greater than 3 years	—	—	3	3
Total collateral reinvested	$693	$693	$692	$692

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2020 and 2019 (in millions):

	2020		2019
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$338	$—	$—	$—
2 Days to 1 Week	$—	$252	$228	$220
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2020 and 2019, the Company did not have any defaulted reverse repurchase agreements.
27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2020 and 2019 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

Fourth Quarter 2019	$228	$220
Third Quarter 2019	$195	$178
Second Quarter 2019	$183	$182
First Quarter 2019	$224	$178

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2020 and 2019 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$233
Third Quarter 2019	$—	$—	$—	$198
Second Quarter 2019	$—	$—	$—	$187
First Quarter 2019	$—	$—	$—	$228

Ending Balance
Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

Fourth Quarter 2019	$—	$—	$—	$224
Third Quarter 2019	$—	$—	$—	$182
Second Quarter 2019	$—	$—	$—	$186
First Quarter 2019	$—	$—	$—	$181

At December 31, 2020, and 2019, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2020			2019
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	3	$—	$—	4	$3	$4
Loan-backed and structured securities - amortized cost	9	35	36	6	5	6
Preferred stock - amortized cost	—	—	—	1	—	—
Total	12	$35	$36	11	$8	$10

The Company did not have any 5GI securities in its separate accounts at December 31, 2020 and 2019.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2020 and 2019, and reacquired within 30 days of the sale date are as follows ($ in millions):

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—
29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2019
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		93	3	4	—
		93	$3	$4	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate futures, interest rate, total return and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2020 and 2019 was $41 million and $3 million, respectively, for which the Company has posted collateral with a fair value of $32 million and $2 million, respectively. If the credit contingent features had been triggered at December 31, 2020, the Company estimates that it would have to post $10 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2020 and 2019, the Company held collateral for derivatives of $201 million and $391 million, respectively, including $28 million and $68 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million and $0 million at December 31, 2020 and 2019, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Bond forwards and total return swaps are paired with investment grade bonds in replication transactions to replicate the return and price risk of long-dated fixed income securities.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2020 and 2019 (in millions):

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$13	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	13	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	13	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	248	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	502	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2019
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$14	$2	$—	$2	$—
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		26	6	—	2	—
Replications:
Bond forwards	Interest	5	—	1	—	—
Total return swaps	Interest	5	—	—	—	—
Subtotal replications		10	—	1	—	—
Total derivatives qualifying and designated		36	6	1	2	—
Derivatives not designated:
Foreign currency forwards	Currency	335	2	3	2	3
Foreign currency swaps	Currency	3,673	280	30	280	30
Futures	Interest	35	—	—	—	—
Equity options	Equity	290	9	—	9	—
Interest rate options	Interest	42,972	1	—	1	—
Interest rate swaps	Interest	2,480	71	2	71	2
Total derivatives not designated		49,785	363	35	363	35
Total derivatives		$49,821	$369	$36	$365	$35
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Foreign currency swaps	$(12)	$(12)	$5	$—	$10	$—	$2	$1	$1
Interest rate swaps	—	—	—	—	—	—	1	—	—
Total	$(12)	$(12)	$5	$—	$10	$—	$3	$1	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2020, 2019 and 2018 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bond forwards	$—	$—	$—	$—	$—	$—	$17	$—	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2020, 2019 and 2018 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2020	2019	2018	2020	2019	2018	2020	2019	2018
Equity options	$5	$(5)	$9	$—	$(4)	$—	$(4)	$(7)	$(7)
Foreign currency forwards	(12)	(4)	3	(6)	14	9	—	—	—
Foreign currency swaps	(109)	(16)	187	13	36	3	47	46	35
Futures	—	(1)	—	—	1	(1)	—	—	—
Interest rate options	14	(10)	(2)	(1)	—	—	(20)	(21)	(13)
Interest rate swaps	178	103	(39)	(29)	—	(27)	18	8	10
Total return swap	(73)	—	—	—	—	—	—	—	—
Total	$3	$67	$158	$(23)	$47	$(16)	$41	$26	$25
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2020 and 2019 are attributed to the following products/transactions (in millions):

	2020		2019
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$34,151	$35	$29,735	$33
VUL insurance products non-guaranteed	10,343	5	9,188	1
UL insurance products guaranteed	6,187	38	5,955	13
VUL insurance products guaranteed	196	6	216	6
Total	$50,877	$84	$45,094	$53
(1) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable of securities, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $37 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $13 million of derivatives, $2 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,427 million and $6,190 million at December 31, 2020 and 2019, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $44,534 million and $38,957 million at December 31, 2020 and 2019, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2020	$57
2019	$54
2018	$54
2017	$51
2016	$49

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2020	$5
2019	$3
2018	$7
2017	$7
2016	$9

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 was as follows (in millions):

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	$5,872	$503	$—	$6,375
At fair value	—	—	43,491	43,491
Total reserves	$5,872	$503	$43,491	$49,866

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2019
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$1	$—	$3,108	$3,109
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$37,978	$37,978
Amortized cost	5,672	493	—	6,165
Total reserves	$5,672	$493	$37,978	$44,143
By withdrawal characteristics:
With fair value adjustment	5,672	493	$—	$6,165
At fair value	—	—	$37,978	$37,978
Total reserves	$5,672	$493	$37,978	$44,143

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2020	2019	2018
Transfers to separate accounts	$2,481	$3,110	$1,918
Transfers from separate accounts	(1,771)	(2,412)	(2,128)
Net transfers to (from) separate accounts	$710	$698	$(210)

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1

Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2

Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3

Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2020 and 2019 (in millions):

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2019
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$93,812	$88,631	$83	$90,712	$3,017	$—
Preferred stocks	28	13	—	1	27	—
Common stocks(1)	1,644	1,644	1,521	—	40	83
Mortgage loans	15,249	14,697	—	—	15,249	—
Cash, cash equivalents and short-term investments	1,436	1,436	94	1,342	—	—
Derivatives	369	365	—	368	1	—
Derivatives collateral	2	2	—	2	—	—
Other invested assets(1)	208	173	—	103	105	—
Investment income due and accrued	741	741	—	741	—	—
Separate accounts assets	45,477	45,147	38,670	5,534	978	295
Total assets	$158,966	$152,849	$40,368	$98,803	$19,417	$378
Liabilities:
Annuities certain	$1,104	$1,073	$—	$—	$1,104	$—
Derivatives	36	35	—	36	—	—
Derivatives collateral	331	331	—	331	—	—
Amounts payable under securities lending agreements	676	676	—	676	—	—
Separate accounts liabilities - derivatives	17	13	—	14	3	—
Total liabilities	$2,164	$2,128	$—	$1,057	$1,107	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020, and a carrying value and a fair value of $2,151 million at December 31, 2019. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified at Level 2.
SVO-Identified Bond ETF
Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. All other ETFs and mutual funds are classified and accounted for as common stock.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e., outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of preferred units of a limited partnership is derived internally based on market comparables and recent transactions by the limited partnership and therefore classified as Level 3. The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs and therefore is classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—

2019
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$268	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	24	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	2		Quarterly	100 days or less
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	83	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$378	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2020 and 2019 (in millions):

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—		$—	$—	$22
U.S. corporate	—	11		—	—	11
Non-agency ABS	—	1		—	—	1
Total bonds	22	12		—	—	34
Common stocks	1,138	5		55	88	1,286
Derivatives	—	502		—	—	502
Separate accounts assets	44,238	1	0	3	296	44,538
Total assets at fair value	$45,398	$520		$58	$384	$46,360
Liabilities at fair value
Derivatives	$—	$177		$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8		—	—	8
Total liabilities at fair value	$—	$185		$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$—	$—	$—	$—	$—
U.S. corporate	—	—	14	—	14
Non-agency ABS	—	22	2	—	24
Total bonds	—	22	16	—	38
Common stocks	1,521	—	40	83	1,644
Derivatives	—	363	1	—	364
Separate accounts assets	38,663	—	1	295	38,959
Total assets at fair value	$40,184	$385	$58	$378	$41,005
Liabilities at fair value
Derivatives	$—	$35	$—	$—	$35
Separate accounts liabilities - derivatives(1)	—	6	—	—	6
Total liabilities at fair value	$—	$41	$—	$—	$41
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2020 and 2019 (in millions):

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Preferred Stocks		—	—	—	—	—	—	—	—
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

	2019
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$15	$—	$—	$—	$—	$—	$—	$(1)	$14
Non-agency ABS	21	2	(21)	—	—	—	—	—	—	2
Total bonds	21	17	(21)	—	—	—	—	—	(1)	16
Common stocks	37	—	(1)	(1)	(2)	20	—	(13)	—	40
Derivatives	32	—	—	(21)	(10)	—	—	—	—	1
Separate accounts assets	3	—	—	(2)	—	—	—	—	—	1
Total	$93	$17	$(22)	$(24)	$(12)	$20	$—	$(13)	$(1)	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $18 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 totaled $17 million for the year ended December 31, 2019, which primarily relates to $15 million of a U.S. corporate security and $2 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $22 million for the year ended December 31, 2019, which primarily relates to $21 million from a non-agency asset-backed security that was measured at fair value at the beginning of the period and measured at amortized cost at the end of the period, and common stock securities of $1 million that had a level change due to the use of a quoted price in an active model market.

There were no liabilities measured at fair value at December 31, 2020 and 2019.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2020, 2019, and 2018 were as follows (in millions):

	2020	2019	2018
Bonds	$3,364	$3,454	$3,312
Common stocks - unaffiliated	25	37	40
Mortgage loans	622	671	609
Policy loans	46	54	54
Other invested assets[1]	106	125	83
Short-term investments	11	36	25
Derivative instruments	61	28	26
Gross investment income	4,235	4,405	4,149
Investment expenses	(171)	(178)	(161)
Net investment income	4,064	4,227	3,988
Net gain from separate accounts	44	47	43
Amortization of IMR	32	26	44
Net investment income, including amortization of IMR	$4,140	$4,300	$4,075
(1) Includes real estate net investment income of $14 million, $9 million and $4 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2020, the due and accrued investment income that was nonadmitted was less than $1 million on bonds.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2020		2019		2018
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	245	134	$166	$108	$133	$64
Investment income	$87	$5	$48	$3	$36	$2

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2020, 2019, and 2018, net realized capital gains (losses) were as follows (in millions):

	2020	2019	2018
Bonds	$24	$(56)	$(2)
Mortgage loans	(84)	—	—
Common stocks - unaffiliated	50	18	8
Other invested assets	(19)	(17)	(26)
Derivatives	(23)	57	(16)
Net realized capital gains (losses) before tax and transfers to the IMR	(52)	2	(36)
Less:
Capital gains tax expense (benefit)	62	3	(24)
Net realized capital gains (losses) after tax transferred to IMR	63	19	(4)
Net realized capital losses after tax and transfers to the IMR	$(177)	$(20)	$(8)

Proceeds from investments in bonds sold were $2,460 million, $1,224 million and $1,751 million for the years ended December 31, 2020, 2019, and 2018, respectively. Gross gains of $170 million, $44 million and $42 million in 2020, 2019 and 2018 respectively, and gross losses of $19 million, $16 million and $33 million in 2020, 2019, and 2018, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Bonds	$129	$54	$25
Common and preferred stocks	17	4	4
Other invested assets	19	19	15
Mortgage Loan	84	—	—
Total	$249	$77	$44
Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 and 2019 (in millions):

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. Special Revenue and Special Assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Preferred stocks	—	—	—	—	—	—
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

	2019
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$527	$7	$437	$16	$964	$23
All other governments	—	—	4	—	4	—
U.S. special revenue and special assessment	1,143	15	307	6	1,450	21
Industrial and miscellaneous unaffiliated	3,392	44	2,610	53	6,002	97
Parent, Subsidiaries, and affiliates	2,150	—	—	—	2,150	—
Total bonds	7,212	66	3,358	75	10,570	141
Equity securities (unaffiliated)
Common stocks	187	9	—	—	187	9
Total equity securities	187	9	—	—	187	9
Total	$7,399	$75	$3,358	$75	$10,757	$150
(1)Includes unrealized losses of $2 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million or 72% is related to unrealized losses on investment grade securities and $53 million or 28% is related to below investment grade securities. At December 31, 2019, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,326 and 619 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $97 million, or 69%, is related to unrealized losses on investment grade securities and $43 million, or 31%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $36 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $12 million for six months or less, $24 million for greater than six months through 12 months, and greater than 12 months was less than $1 million. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2020 and 2019 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Bonds	$(2)	$6	$(3)	$192	$106	$(148)	$190	$112	$(151)
Common stocks (unaffiliated)	60	240	(125)	23	(2)	(18)	83	238	(143)
Mortgage Loans	17	(17)	—	—	—	—	17	(17)	—
Other invested assets	(18)	90	29	3	(4)	—	(15)	86	29
Cash, cash equivalents and short-term investments	—	—	—	1	1	(1)	1	1	(1)
Derivatives	(8)	56	163	—	—	—	(8)	56	163
Total change in unrealized on investments	49	375	66	219	101	(166)	268	476	(101)
Capital gains tax expense (benefit)	(62)	(90)	28	—	—	—	(62)	(90)	28
Total change in unrealized gains (losses), net of tax	$(13)	$285	$94	$219	$101	$(166)	$206	$386	$(73)

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
The Company made a $72 million capital contribution to MCF during 2020. For the years ended December 31, 2019 and 2018, the Company did not make a contribution to MCF.

Dividend Distributions

For the years ended December 31, 2020, 2019 and 2018, the Company paid a cash dividend to its parent company, New York Life, totaling $932 million, $0 million and $600 million, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company received dividend distributions from MCF of $65 million, $99 million and $77 million, respectively.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Significant Transactions
Significant transactions entered into or between the Company and its parent and affiliates, and which written agreements are in place, for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

Ref. #	Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Due Date	Reporting Period Date Amount Due From (To)		Income / (Expenses)
						2020	2019	2020	2019	2018
Loans and Credit Agreements:
1	12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	12/31/2025	$2,089	$2,174	$89	$99	$93
2	12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affliate	Credit agreement	N/A	$—	$—	$—	$—	$—
3	9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	N/A	$—	$—	$—	$—	$—
4	4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit Agreement	N/A	$—	$—	$—	$—	$—
Service Agreements:
5	4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	N/A	$4	$4	$44	$45	$45
6	1/1/2015	New York Life	Parent	Lockbox service agreement	Monthly (last day of the month)	$(71)	$(104)	$—	$—	$—
7	Amended and restated at 5/29/2009	New York Life	Parent	Administr-ation agreement	Settled in cash within 90 days	$(27)	$(16)	$(827)	$(875)	$(891)
8	11/1/2014	New York Life	Parent	Participation in mortgage loans, REO and Real Estate	Various	See below footnote (1)
9	1/10/2000	NYLIFE Securities, LLC.	Non-insurance affiliate	Sales agreement	N/A	$—	$—	$(144)	$(126)	$(117)
10	6/30/2008 (amended from time to time	NYLIFE Securities, LLC.	Non-insurance affiliate	Service fee agreement	N/A	$—	$—	$(43)	$(42)	$(43)
11	1/1/2005,(amended 3/28/2014)	NYL Investments	Non-insurance affiliate	Administrative service agreement	Within 30 days of calendar quarter	$—	$—	$32	$34	$35
12	4/1/2000, as amended from time to time	NYL Investors	Non-insurance affiliate	Investment advisory agreement	Billing is every 90 days with payment due within 10 days of receipt of billing	$—	$—	$(136)	$(131)	$(129)
Other Agreements:
13	Various	New York Life	Parent	Sale of corporate owned life insurance policies "COLI"	N/A	$(4,192)	$(4,138)	$—	$—	$—
14	10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	8/10/2022	$83	$83	$3	$3	$3
15	6/11/2012	New York Life	Parent	Tenancy in Common agreement	6/30/2111	$40	$40	$3	$3	$3
16	Various	New York Life	Parent	Structured settlement agreements	N/A	$(145)	$(147)	$—	$—	$—
17	Various	New York Life	Parent	Structured settlement agreements	N/A	See below footnote (2)
Significant Transactions:
18	10/15/2020	New York Life	Affiliated bonds	Purchase of bond investment	12/31/2024	$608	$—	$—	$—	$—
19	11/23/2020	NYL Investments	Affiliated bonds	Initial funding of a second bond investment	12/31/2025	$(162)	$—	$—	$—	$—

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
(1) The Company's interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $14,906 million and $14,644 million at December 31, 2020 and 2019, respectively. There's no REO in the form of participations owned by the Company at December 31, 2020 and 2019.

(2) The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2020 and 2019, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,537 million and $9,084 million, respectively.

1. The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the "MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of NYLIC (excluding any portion thereof attributable to NYLIC's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of NYLIC or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on 12/31/2025. For the years ended December 31, 2020, 2019 and 2018, the Company accrued interest income of $20 million, $23 million and $23 million which is included as part of the amount due from MCF.

2. NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper.

3. The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At 12/31/20, the Company has not borrowed under this agreement.

4. The Company has a credit agreement with New York Life whereby the Company may loan in the amount of up to $750 million. At 12/31/20, the Company has not issued a loan under this agreement.

5. The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products.

6. New York Life provides the Company with lockbox services to help streamline payment processing and remittances.

7. New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.

8. The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.

9. Registered representatives of NYLIFE Securities solicit sales of the Company's variable products.

10. NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and servicing in-force business.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
11. NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

12. The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, to receive investment advisory and administrative services from NYL Investors. The payments are required to be made within 90 days from the time of billing.

13. The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. The Company has set up policyholder reserve balances for these policies.

14. In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

15. In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.

16. The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements.

17. New York Life has guaranteed the payments due to unaffiliated third-parties in the event of the Company's bankruptcy. The Company's obligations under the structured settlement contracts are satisfied using annuity policies purchased from New York Life.

18. The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, which includes principal and accrued interest

19. The Company purchased a bond issued by NYL Investments.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
The following discloses additional information regarding significant transactions entered into by the Company with its parent and affiliates involving services for the years ended December 31, 2020 and 2019 and 2018 (in millions):

Name of Related Party	Overview Description	Amount Charged			Amount Based on Allocation of Costs or Market Rates			Amount Charged, Modified or Waived (Yes/No)
		2020	2019	2018	2020	2019	2018
New York Life	The Company has an administration agreement with New York Life to pay for certain administrative and facility services.	$827	$875	$891	$827	$875	$891	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC for each separate account variable contract issued in accordance with the rules on commission payments.	$144	$126	$117	$144	$126	$117	No
NYLIFE Securities LLC.	The Company pays NYLIFE Securities LLC a service fee for supervision based on a determined revenue factor based on sales and in-force business.	$43	$42	$43	$43	$42	$43	No
NYL Investors	The Company pays fees to NYL Investors, the calculation of which vary depending on the investment and there are allocations for expenses up to a certain $ limit.	$136	$131	$129	$136	$131	$129	No
The following discloses additional information on significant transactions entered into by the Company with its parent and affiliates involving an exchange of assets and/or liabilities for the year ended December 31, 2020 (in millions):

2020
Name of Related Party	Overview Description	Statement Value of Assets	Have Terms Changed from Preceding Period? (Yes/No)
New York Life	NYL Investments affiliated bond	$600	No

The following discloses the total amount due from/(to) related parties regarding significant transactions for the years ended December 31, 2020 and 2019 (in millions):

2020
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,088	$—	$—	$2,088	$2,088
NYL Investments	$170	$(2)	$—	$168	$168
New York Life	$737	$(4,435)	$—	$(3,698)	$—

2019
Name of Related Party	Aggregate Amount Due From	Aggregate Amount Due To	Amount Offset in Financial Statement (if qualifying)	Net Amount Recoverable / (Payable) by Related Party	Admitted Recoverable
MCF	$2,174	$—	$—	$2,174	$2,174
New York Life	$139	$(4,419)	$—	$(4,280)	$—

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Life insurance reserves	$28,516	$27,704
Annuity reserves and supplementary contracts with life contingencies	71,410	69,415
Asset adequacy and special reserves	29	19
Total policy reserves	99,955	97,138
Deposit funds	1,524	1,467
Policy claims	326	259
Total insurance liabilities	$101,805	$98,864
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 1.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2020 and 2019, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $195 million and $190 million at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $14 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2020 and 2019, the Company had $15,766 million and $14,513 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.3% to 8.8%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York State Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table. The VM-22 rates range from 2.00% to 4.50%.
Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.3% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21, with assumed interest rates ranging from 3.25% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2020 and 2019, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $29 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

In 2020, the Company recorded a $16 million increase in reserves as a change in valuation basis, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus. In 2019, there were no changes in reserve basis for annuity reserves.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019
Fixed period annuities	$1,084	$1,073
Supplemental contracts without life contingencies	410	373
Continued interest accounts	30	21
Total deposit funds	$1,524	$1,467
55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2020 and 2019 ($ in millions):

Individual Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,505	$—	$—	$26,505	27%
At book value less current surrender charge of 5% or more	6,139	—	—	6,139	6
At fair value	—	—	28,855	28,855	30
Total with adjustment or at fair value	32,644	—	28,855	61,499	63
At book value without adjustment	20,899	—	—	20,899	21
Not subject to discretionary withdrawal	15,184	—	—	15,184	16
Total	$68,727	$—	$28,855	$97,582	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$74	$—	$—	$74

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$69	$—	$—	$69	10%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	69	—	—	69	10
At book value without adjustment	48	—	—	48	7
Not subject to discretionary withdrawal	571	—	—	571	83
Total	$688	$—	$—	$688	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2019
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more		—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	229	—	—	229	16
Not subject to discretionary withdrawal	1,238	—	—	1,238	84
Total	$1,467	$—	$—	$1,467	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2020 and 2019 ($ in millions):

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651
59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2019
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,879	18,864	18,005	5,949	5,949	5,949
Universal life with secondary guarantees	5,145	4,426	7,714	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	53	53	53
Variable universal life	1,403	1,400	1,585	9,350	9,190	9,286
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	869	—	—	—
Total life insurance (gross)	25,438	24,701	28,266	15,352	15,192	15,288
Reinsurance ceded	—	—	562	—	—	—
Total life insurance (net)	$25,438	$24,701	$27,704	$15,352	$15,192	$15,288

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 25% to 90%. All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Life insurance ceded was 47% and 48% of total life insurance in-force for December 31, 2020, and 2019. The reserve reductions taken for life insurance reinsured at December 31, 2020 and 2019 were $603 million and $562 million, respectively.

The effects of reinsurance for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018
Premiums:
Direct	$13,142	$13,780	$12,771
Assumed	5	5	5
Ceded	(548)	(517)	(541)
Net premiums	$12,599	$13,268	$12,235
Policyholders’ benefits ceded	$655	$496	$468

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax.

Reinsurance recoverable associated with individual and group life was $122 million, $60 million, and $76 million at December 31, 2020, 2019 and 2018, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

On December 31, 2020, New York Life acquired Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). The acquisition of GBS included the purchase by New York Life of two insurance companies through which GBS is primarily conducted, Life Insurance Company of North America (“LINA”) and Cigna Life Insurance Company of New York (“CLICNY”). Effective March 10, 2021, CLICNY has been renamed New York Life Group Insurance Company of NY ("GICNY"). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2020, 2019 and 2018 (in millions):

	2020	2019	2018
Defined benefit pension	$30	$28	$31
Defined contribution	10	10	9
Postretirement life and health	6	5	6
Total	$46	$43	$46

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2020 and 2019, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,004 million and $1,152 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2020 and 2019.

At December 31, 2020 and 2019, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $769 million and $848 million, respectively.

Through June 30, 2021, the Company and NYLIC have agreed to provide MCF sufficient liquidity to allow MCF to fulfill, in a timely manner, any unfunded commitments. The maximum amount of exposure under this contract commitment in the aggregate is $1,569 million as of December 31, 2020.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $539 million and $323 million at December 31, 2020 and 2019, respectively. Unfunded commitments on LIHTC amounted to $5 million and $9 million at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2020 and 2019 was as follows (in millions):

	2020	2019
Membership stock - Class B (1)	$22	$28
Activity stock	—	—
Aggregate total	$22	$28
Actual or estimated borrowing capacity as determined by the insurer	$5,502	$5,302
(1) Membership stock is not eligible for redemption.

At December 31, 2020 and 2019, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2020 and 2019 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$1,512	$1,512	$—
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$525	$525	$325

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2020 and 2019 (in millions):

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,095	$198	$1,293	$1,040	$127	$1,167	$55	$71	$126
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,095	198	1,293	1,040	127	1,167	55	71	126
Nonadmitted DTAs (1)	349	—	349	350	—	350	(1)	—	(1)
Subtotal net admitted DTAs	746	198	944	690	127	817	56	71	127
Gross DTLs	289	264	553	323	204	527	(34)	60	26
Net admitted DTAs (2)	$457	$(66)	$391	$367	$(77)	$290	$90	$11	$101
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$20	$20	$—	$4	$4	$—	$16	$16
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	371	—	371	263	23	286	108	(23)	85
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,359	N/A	N/A	1,360	N/A	N/A	(1)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	375	178	553	427	100	527	(52)	78	26
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$746	$198	$944	$690	$127	$817	$56	$71	$127

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2020 and 2019 are as follows ($ in millions):

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount.	1,006%	1,080%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,057	$9,065

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2020 and 2019.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2020 and 2019. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The Tax Cuts and Jobs Act ("TCJA") was enacted on December 22, 2017. The TCJA significantly changed U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Net deferred taxes and admitted DTAs were increased by an additional $2 million in 2018 to reflect the 21% corporate income tax rate.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes required the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company recorded offsetting DTAs and DTLs.

The tax accounting was completed in 2018 within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA, resulting in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Federal(1)	$102	$226	$215	$(124)	$11
Foreign	—	—	—	—	—
Subtotal	102	226	215	(124)	11
Federal income tax on net capital gains (losses)	62	4	(24)	58	28
Other	—	(22)	(22)	22	—
Total federal and foreign income taxes	$164	$208	$169	$(44)	$39
(1) The Company had investment tax credits of $31 million, $24 million and $30 million for the years ended December 31, 2020, 2019 and 2018, respectively.
66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2020 and 2019 were as follows (in millions):

	2020	2019	Change
DTAs
Ordinary:
Policyholder reserves	$691	$662	$29
Deferred acquisition costs	292	275	17
Investments	71	61	10
Pension accrual	27	27	—
Receivables - nonadmitted	11	12	(1)
Fixed assets	2	2	—
Other	1	1	—
Subtotal	1,095	1,040	55
Nonadmitted	349	350	(1)
Admitted ordinary DTAs	746	690	56
Capital:
Investments	198	127	71
Subtotal	198	127	71
Nonadmitted	—	—	—
Admitted capital DTAs	198	127	71
Total admitted DTAs	944	817	127
DTLs
Ordinary:
Policyholder reserves	198	284	(86)
Investments	91	39	52
Subtotal	289	323	(34)
Capital:
Investments	264	204	60
Subtotal	264	204	60
Total DTLs	553	527	26
Net admitted DTAs	$391	$290	$101
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$(62)
Increase in net deferred taxes related to other items			162
Decrease in DTAs nonadmitted			1
Total change in net admitted DTAs			$101
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2020	2019	2018	Change 2020-2019	Change 2019-2018
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$97	$184	$103	$(87)	$81
Net realized capital gains (losses) at statutory rate	(11)	—	(7)	(11)	7
Tax exempt income	(40)	(50)	(22)	10	(28)
Tax credits, net of withholding	(34)	(30)	(33)	(4)	3
Amortization of IMR	(7)	(5)	(9)	(2)	4
Impact of TCJA	—	—	(2)	—	2
Prior year audit liability and settlement	6	(15)	(3)	21	(12)
Non-admitted assets	—	(8)	(6)	8	(2)
Accruals in surplus	(7)	13	(7)	(20)	20
Other	(2)	12	(16)	(14)	28
Income tax incurred and change in net DTAs during period	$2	$101	$(2)	$(99)	$103
Federal income taxes reported in the Company's Statutory Statements of Operations	$102	$227	$215	$(125)	$12
Capital gains tax expense (benefit) incurred	62	4	(24)	58	28
Change in net deferred income taxes	(162)	(109)	(153)	(53)	44
Change in current and deferred income taxes reported in surplus	—	(21)	(40)	21	19
Total federal and foreign income tax expense	$2	$101	$(2)	$(99)	$103

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $59 million, $31 million and $0 million, related to the years ended December 31, 2020, 2019 and 2018, respectively.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors. Effective January 1, 2021, LINA, GICNY, and LINA Benefit Payments, Inc. will be included in the consolidated return.

At December 31, 2020 and 2019, the Company recorded a current income tax (payable)/receivable of $(53) million and $46 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES (continued)

At December 31, 2020, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2019 and 2018.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2020, 2019 and 2018, principally include the effects of the following (in millions):

	2020	2019	2018
Surplus withdrawn from separate accounts	$45	$44	$48
Changes in surplus relating to separate accounts	(44)	(47)	(43)
Change in liability for reinsurance in unauthorized companies	—	(2)	1
Total	$1	$(5)	$6
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER
The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2020, the amount of earned surplus of the Company available for the payment of dividends was $4,965 million. The maximum amount of dividends that may be paid in 2021 without prior notice to or approval of the Delaware Insurance Commissioner is $942 million.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2020, the Company paid a $932 million dividend to its sole stockholder, New York Life. In 2019, the Company did not pay a dividend to New York Life. In 2018, the Company paid a $600 million dividend to New York Life.

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company had structured securities classified with the intent to sell with an amortized cost before OTTI of $50 million and $4 million, fair value of $43 million and $3 million, and recognized OTTI of $7 million and $1 million in the general account and separate account, respectively, at December 31, 2020.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
05946XY72	$841	$756	$85	$756	$820	12/31/2020
126694RN0	436	—	436	—	389	12/31/2020
17029RAA9	81	36	44	36	35	12/31/2020
3622ELAG1	250	242	8	242	247	12/31/2020
3622EUAB2	413	407	6	407	407	12/31/2020
3622EUAC0	78	77	1	77	77	12/31/2020
3622MPAB4	398	356	42	356	387	12/31/2020
362334MD3	3	3	—	3	3	12/31/2020
61749EAD9	2,093	1,981	112	1,981	2,044	12/31/2020
76110VSU3	279	180	99	180	50	12/31/2020
784649AG0	73	—	73	—	47	12/31/2020
059469AF3	773	698	75	698	716	9/30/2020
12627HAK6	682	607	74	607	632	9/30/2020
12628KAF9	829	767	63	767	814	9/30/2020
12628LAJ9	171	164	7	164	151	9/30/2020
12629EAD7	917	860	57	860	853	9/30/2020
126694DT2	467	454	13	454	451	9/30/2020
126694RN0	469	466	3	466	418	9/30/2020
17309BAB3	127	120	7	120	127	9/30/2020
32052MAA9	34	34	—	34	27	9/30/2020
3622EUAB2	444	424	20	424	430	9/30/2020
3622EUAC0	961	919	42	919	938	9/30/2020
362334MD3	3	3	—	3	3	9/30/2020
36244SAC2	3,626	3,160	467	3,160	3,603	9/30/2020
36244SAF5	2,256	1,966	290	1,966	2,241	9/30/2020
46628LBK3	196	24	173	24	177	9/30/2020
61751DAE4	341	336	5	336	334	9/30/2020
649603AQ0	667	626	41	626	618	9/30/2020
65537BAF7	1,414	1,280	134	1,280	1,365	9/30/2020
76110VSU3	339	328	11	328	260	9/30/2020
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94983UAB3	1,057	867	189	867	1,031	9/30/2020
94988PAD5	36,311	36,311	—	36,311	30,362	9/30/2020
94988PAE3	10,738	10,738	—	10,738	7,813	9/30/2020
00011#AA1	1,832	1,258	574	1,258	1,627	6/30/2020
02147QAF9	282	278	4	278	282	6/30/2020
02151HAA3	49	45	4	45	46	6/30/2020
058933AQ5	214	187	27	187	201	6/30/2020
059469AF3	812	793	19	793	735	6/30/2020
05948KP52	191	190	—	190	192	6/30/2020
05951KAZ6	67	66	1	66	66	6/30/2020
05951KBA0	54	54	—	54	55	6/30/2020
12544TAH7	242	236	6	236	238	6/30/2020
12544VAB5	36	35	2	35	34	6/30/2020
12627HAK6	709	700	9	700	649	6/30/2020
12628KAF9	847	838	8	838	775	6/30/2020
12628LAJ9	182	175	7	175	155	6/30/2020
12629EAD7	959	930	29	930	843	6/30/2020
12638PAE9	1,123	1,091	32	1,091	1,156	6/30/2020
12667FJ55	1,265	1,236	28	1,236	1,273	6/30/2020
12667G6W8	1,425	1,415	10	1,415	1,328	6/30/2020
12667GRG0	1,867	1,789	78	1,789	1,814	6/30/2020
12667GXN8	481	477	4	477	469	6/30/2020
12668AQ65	1,616	1,588	28	1,588	1,609	6/30/2020
151314CC3	49	48	1	48	49	6/30/2020
15132EKT4	37	25	12	25	37	6/30/2020
17029RAA9	80	34	46	34	22	6/30/2020
17309BAB3	131	130	1	130	124	6/30/2020
225458XZ6	6,650	6,435	215	6,435	6,442	6/30/2020
32052MAA9	42	34	8	34	27	6/30/2020
3622E8AC9	2,676	2,582	94	2,582	2,617	6/30/2020
3622ELAG1	294	268	26	268	275	6/30/2020
3622EUAB2	453	451	2	451	436	6/30/2020
3622EUAC0	1,029	977	52	977	950	6/30/2020
362334MD3	3	3	—	3	3	6/30/2020
362375AF4	648	586	62	586	626	6/30/2020
36244SAC2	3,896	3,751	145	3,751	3,745	6/30/2020
36244SAF5	2,424	2,334	90	2,334	2,330	6/30/2020
45660LHT9	453	438	16	438	449	6/30/2020
46627MEA1	330	320	10	320	348	6/30/2020
46628BBD1	285	265	21	265	278	6/30/2020
46628SAE3	2,134	2,012	122	2,012	2,139	6/30/2020
46628SAG8	1,542	1,429	113	1,429	1,542	6/30/2020
61749EAD9	2,438	2,225	213	2,225	2,266	6/30/2020
61749EAE7	702	637	66	637	654	6/30/2020
61749EAH0	758	698	60	698	720	6/30/2020
61750YAB5	807	764	42	764	871	6/30/2020
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAD1	1,476	1,331	144	1,331	1,417	6/30/2020
61750YAE9	198	187	10	187	202	6/30/2020
61750YAJ8	384	360	24	360	385	6/30/2020
61751DAE4	352	350	2	350	346	6/30/2020
61752RAM4	822	784	38	784	836	6/30/2020
65537BAC4	2,351	2,149	202	2,149	2,155	6/30/2020
65537BAF7	1,498	1,451	47	1,451	1,410	6/30/2020
75970HAD2	12	12	1	12	12	6/30/2020
76111XZW6	2,727	2,462	265	2,462	2,658	6/30/2020
76114CAD8	780	709	71	709	771	6/30/2020
784649AG0	121	83	37	83	81	6/30/2020
78476YAA4	225	201	25	201	401	6/30/2020
78477AAA5	87	67	20	67	67	6/30/2020
78637VAB4	1,192	643	549	643	809	6/30/2020
78637VAD0	1,189	642	547	642	808	6/30/2020
78637VAF5	1,189	642	547	642	1,148	6/30/2020
78637VAH1	1,200	648	552	648	810	6/30/2020
78637VAK4	1,269	685	584	685	856	6/30/2020
78637VAM0	1,287	695	593	695	867	6/30/2020
78637VAP3	1,297	700	597	700	856	6/30/2020
78637VAR9	1,333	720	614	720	871	6/30/2020
78637VAT5	1,359	733	626	733	887	6/30/2020
78637VAV0	1,382	746	636	746	904	6/30/2020
78637VAX6	1,437	776	661	776	902	6/30/2020
94984MAG9	452	438	14	438	452	6/30/2020
94988PAC7	3,506	2,426	1,080	2,426	2,962	6/30/2020
94988PAD5	36,670	36,127	543	36,127	34,894	6/30/2020
94988PAE3	15,706	15,569	137	15,569	13,266	6/30/2020
94988YAB0	1,309	802	507	802	1,102	6/30/2020
94988YAD6	1,533	815	718	815	1,292	6/30/2020
94988YAF1	1,529	813	716	813	1,288	6/30/2020
94988YAH7	3,573	2,537	1,037	2,537	3,008	6/30/2020
94989FAB0	1,277	782	494	782	1,077	6/30/2020
94989FAD6	1,088	477	611	477	917	6/30/2020
94989FAF1	1,310	803	508	803	1,104	6/30/2020
94989FAH7	3,467	2,461	1,006	2,461	2,920	6/30/2020
L2287*AA5	4,920	3,993	927	3,993	4,033	6/30/2020
L2287*AB3	3,270	2,663	607	2,663	2,468	6/30/2020
L2287*AC1	11,284	9,197	2,087	9,197	8,989	6/30/2020
059469AF3	686	651	35	651	547	3/31/2020
12628KAF9	931	857	74	857	754	3/31/2020
12628LAJ9	188	187	—	187	155	3/31/2020
46625YQX4	1,513	1,451	62	1,451	1,382	3/31/2020
46628BBD1	27	27	—	27	24	3/31/2020
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
57643MCG7	—	—	—	—	—	3/31/2020
65537BAC4	2,431	2,404	27	2,404	2,089	3/31/2020
Subtotal - General Account	XXX	XXX	$23,446	XXX	XXX

Guaranteed Separate Accounts
61749EAD9	$93	$88	$5	$88	$91	12/31/2020
76110VSU3	2	2	1	2	—	12/31/2020
059469AF3	129	116	12	116	119	9/30/2020
12627HAK6	120	107	13	107	111	9/30/2020
12628KAF9	108	100	8	100	106	9/30/2020
36244SAC2	198	173	26	173	197	9/30/2020
36244SAF5	188	164	24	164	187	9/30/2020
61751DAE4	49	48	1	48	48	9/30/2020
76110VSU3	3	3	—	3	2	9/30/2020
94983UAB3	181	148	32	148	176	9/30/2020
000366AB0	210	36	174	36	114	6/30/2020
001406AB3	114	70	43	70	31	6/30/2020
00256DAB8	223	145	78	145	117	6/30/2020
02147QAF9	376	371	5	371	375	6/30/2020
02151HAA3	19	18	1	18	18	6/30/2020
04546KAB4	221	178	43	178	120	6/30/2020
058933AQ5	104	93	10	93	100	6/30/2020
059469AF3	136	132	4	132	122	6/30/2020
12544VAB5	14	14	1	14	14	6/30/2020
12627HAK6	125	123	1	123	115	6/30/2020
12628KAF9	110	109	1	109	101	6/30/2020
126673QR6	185	183	2	183	180	6/30/2020
3622E8AC9	57	55	2	55	56	6/30/2020
36244SAC2	213	205	8	205	205	6/30/2020
36244SAF5	202	194	8	194	194	6/30/2020
45660LHT9	604	584	21	584	599	6/30/2020
61749EAD9	108	99	9	99	101	6/30/2020
61749EAE7	54	49	5	49	50	6/30/2020
61749EAH0	162	150	13	150	154	6/30/2020
61750YAB5	93	89	5	89	101	6/30/2020
61750YAE9	49	47	3	47	51	6/30/2020
61750YAJ8	144	135	9	135	144	6/30/2020
61751DAE4	50	50	—	50	49	6/30/2020
94988PAC7	478	331	147	331	404	6/30/2020
94988PAD5	5,000	4,926	74	4,926	4,758	6/30/2020
94988PAE3	2,142	2,123	19	2,123	1,809	6/30/2020
94988YAB0	178	109	69	109	150	6/30/2020
94988YAD6	209	111	98	111	176	6/30/2020
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAF1	208	111	98	111	176	6/30/2020
94988YAH7	487	346	141	346	410	6/30/2020
94989FAB0	174	107	67	107	147	6/30/2020
94989FAD6	148	65	83	65	125	6/30/2020
94989FAF1	179	109	69	109	151	6/30/2020
94989FAH7	473	336	137	336	398	6/30/2020
059469AF3	49	46	2	46	39	3/31/2020
12628KAF9	121	112	10	112	98	3/31/2020
126673QR6	200	200	—	200	188	3/31/2020
Subtotal - Guaranteed Separate Accounts	XXX	XXX	1,582	XXX	XXX
Grand Total	XXX	XXX	$25,028	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 11, 2021, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
COVID-19	Coronavirus 2019
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
ETFs	Exchange Traded Funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GICNY	New York Life Group Insurance Company of NY
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
RMBS	Residential mortgage-backed securities
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
The Company	New York Life Insurance and Annuity Corporation
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2020

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$186,292,922
Other bonds (unaffiliated)	3,083,220,508
Bonds of affiliates	94,372,237
Preferred stocks (unaffiliated)	8,884
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	25,150,810
Common stocks of affiliates	—
Mortgage loans	622,440,191
Real estate	11,244,538
Premium notes, policy loans and liens	46,178,070
Cash on hand and on deposit	621,932
Short-term investments	11,367,212
Derivative instruments	61,185,393
Other invested assets	82,875,190
Aggregate write-ins for investment income	8,082,948
Gross investment income	$4,233,040,835

Real Estate Owned - Book Value less Encumbrances	$98,014,692

Mortgage Loans - Book Value:

Residential mortgages	$9,911,501
Commercial mortgages	14,284,625,627
Mezzanine real estate loans	660,731,769
Total mortgage loans	$14,955,268,897

Mortgage Loans by Standing - Book Value:
Good standing	$14,882,328,916
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$2,456,800
Foreclosures in process	$70,483,181

Other Invested Assets - Statement Value	$2,316,515,367

Collateral Loans	$—
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,830,896,565
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,665,839,393
Over one year through five years	31,848,853,375
Over five years through 10 years	27,347,642,456
Over 10 years through 20 years	11,904,440,462
Over 20 years	13,812,501,712
Total by maturity	$92,579,277,398

Bonds by NAIC designation - statement value
NAIC 1	$60,043,794,753
NAIC 2	27,979,204,201
NAIC 3	2,372,491,315
NAIC 4	1,744,410,065
NAIC 5	394,763,946
NAIC 6	44,613,118
Total by NAIC designation	$92,579,277,398

Total bonds publicly traded	$55,227,296,379
Total bonds privately placed	$37,351,981,019

Preferred Stocks - Statement Value	$7,415,712

Common Stocks - Fair Value	$1,286,086,295

Short-Term Investments - Book Value	$87,814,021

Options, Caps and Floors Owned - Statement Value	$28,671,128

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$290,613,035

Future Contracts Open - Current Value	$40,699

Cash on Deposit	$(151,935,469.03)
78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$178,821,080
Credit life	$—
Group life	$748,152,412

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$988,825

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$15,002,902
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$428,674,759
Income payable	$52,206,853

Ordinary - involving life contingencies
Income payable	$42,503,974

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,700,712,455
Deferred - fully paid account balance	$45,059,560,415
Deferred - not fully paid - account balance	$36,778,409,721

Group
Amount of income payable	$84,199,660
Fully paid account balance	$1,496,496
Not fully paid - account balance	$—

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$234,059,154
Dividend accumulations - account balance	$—

Claim Payments 2020 (in thousands):
Group accident and health - year ended December 31, 2019
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other accident and health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2020	$824,593
2019	$764,168
2018	$572,495
2017	$486,327
2016	$371,779
Prior	$4,644
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2020

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,927,326,544	6.140%	$6,927,326,544	—	$6,927,326,544	6.141%
All other governments	236,945,117	0.210	236,945,117	—	236,945,117	0.210
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	15,557,569,114	13.790	15,557,569,114	—	15,557,569,114	13.792
Industrial and miscellaneous	63,754,113,407	56.509	63,754,113,407	—	63,754,113,407	56.519
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,830,896,565	2.509	2,830,896,565	—	2,830,896,565	2.510
SVO identified funds	22,350,290	0.020	22,350,290	—	22,350,290	0.020
Unaffiliated Bank loans	558,250,421	0.495	558,250,421	—	558,250,421	0.495
Total long-term bonds	89,887,451,458	79.673	89,887,451,458	—	89,887,451,458	79.687
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	7,415,712	0.007	7,415,712	—	7,415,712	0.007
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	801,815,725	0.711	801,815,725	—	801,815,725	0.711
Industrial and miscellaneous Other (Unaffiliated)	60,604,248	0.054	60,604,248	—	60,604,248	0.054
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	423,666,322	0.376	423,666,322	—	423,666,322	0.376
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,286,086,295	1.140	1,286,086,295	—	1,286,086,295	1.140
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	9,911,503	0.009	10,023,235	—	10,023,235	0.009
Commercial mortgages	14,284,625,628	12.661	14,284,625,627	—	14,284,625,627	12.664
Mezzanine real estate loans	660,731,769	0.586	660,731,769	—	660,731,769	0.586
Total valuation allowance	—	—	(111,734)	—	(111,734)	—
Total mortgage loans	14,955,268,900	13.256	14,955,268,897	—	14,955,268,897	13.258
Real Estate:
81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Properties held for sale	—	—	—	—	—	—
Total real estate	98,014,693	0.087	98,014,692	—	98,014,692	0.087
Cash, cash equivalents and short-term investments:
Cash	(151,935,469)	(0.135)	(151,935,469)	—	(151,935,469)	(0.135)
Cash equivalents	2,863,388,863	2.538	2,863,388,863	—	2,863,388,863	2.538
Short-term investments	87,814,021	0.078	87,814,021	—	87,814,021	0.078
Total cash, cash equivalents and short-term investments	2,799,267,415	2.481	2,799,267,415	—	2,799,267,415	2.482
Contract loans	908,089,358	0.805	890,069,994	—	890,069,994	0.789
Derivatives	515,180,694	0.457	515,180,694	—	515,180,694	0.457
Other invested assets	2,318,128,753	2.055	2,316,515,367	—	2,316,515,367	2.054
Receivables for securities	7,355,949	0.007	7,355,949	—	7,355,949	0.007
Securities Lending	—	—	—	—	—	—
Other invested assets	38,337,049	0.034	38,337,049		38,337,049	0.034
Total invested assets	$112,820,596,276	100.000%	$112,800,963,522	—	$112,800,963,522	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2020

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $123,563,132,745

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,320,346,058	2.7%
JPMORGAN CHASE & CO	Bonds/Equity	$1,278,685,113	1.0%
WELLS FARGO & COMPANY	Bonds/Equity	$1,167,890,377	0.9%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.6%
MORGAN STANLEY	Bonds/Equity	$752,454,264	0.6%
GS MORTGAGE SECURITIES	Bonds	$681,567,075	0.6%
CITIGROUP	Bonds/Equity	$584,581,634	0.5%
THE MACERICH COMPANY	Mortgage Loans	$480,944,006	0.4%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.4%
BROOKFIELD PROPERTY PARTNERS, L.P.	Mortgage Loans	$431,451,975	0.3%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$60,043,794,761	48.6%	P/RP - 1	$17,404	—%
NAIC – 2	$27,979,204,192	22.6%	P/RP - 2	$200,989	—%
NAIC – 3	$2,372,491,315	1.9%	P/RP - 3	$—	—%
NAIC – 4	$1,744,410,064	1.4%	P/RP - 4	$—	—%
NAIC – 5	$394,763,946	0.3%	P/RP - 5	$1,465,882	—%
NAIC – 6	$44,613,119	—%	P/RP - 6	$5,731,437	—%

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$13,565,348,014	11.0%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,288,224,547	10.8%
Countries rated NAIC-2	$167,075,347	0.1%
Countries rated NAIC-3 or below	$110,048,120	0.1%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$3,925,745,934	3.2%
CAYMAN ISLANDS	$3,271,416,351	2.6%
Countries rated NAIC-2:
MEXICO	$103,525,646	0.1%
COLOMBIA	$25,951,370	—%
Countries rated NAIC-3 or below:
BARBADOS	$79,477,175	0.1%
BAHAMAS	$28,731,225	—%

7. Aggregate unhedged foreign currency exposure	$407,236,388	0.3%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$401,828,923	0.3%
Countries rated NAIC-2:	$3,692,105	—%
Countries rated NAIC-3 or below:	$1,715,361	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$174,222,566	0.1%
Luxembourg	$98,183,821	0.1%
Countries rated NAIC-2:
India	$1,603,074	—%
Italy	$978,031	—%
Countries rated NAIC-3 or below:
Brazil	$1,148,971	—%
South Africa	$566,390	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	1.G	$144,500,000	0.1%
TRITAX BIG BOX REIT PLC	2.A	$137,036,673	0.1%
STATNETT SF	1.F	$123,800,000	0.1%
ANGLIAN WATER GROUP LTD	1.G FE	$115,432,755	0.1%
BRITISH LAND COMPANY PLC	1.F	$113,628,742	0.1%
ANGEL TRAINS GRP	2.B	$113,320,101	0.1%
LESAFFRE	2.A	$104,001,742	0.1%
BUUK INFRASTRUCTURE ISSUER PLC	2.B FE	$102,931,286	0.1%
WESTPAC BANKING CORP	1.D FE	$96,967,167	0.1%
THAMES WATER UTILITIES HOLDINGS	2.A	$95,413,569	0.1%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,251,449,493	1.0%
VANGUARD 500 INDEX FUND	$240,728,381	0.2%
SPDR S&P 500 ETF TRUST	$200,103,193	0.2%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$88,554,329	0.1%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.1%
CANDRIAM GF HIGH YIELD CORPORATE	$85,640,090	0.1%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$76,475,935	0.1%
INE CANDRIAM GF US COR BD SQ USD DIS	$58,263,500	0.0%
MACKAY SHIELDS UNCONSTRAINED BONDS	$55,170,626	0.0%
NYLIC HKP MEMBER LLC	$49,704,863	0.0%
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$396,176,145	$—	$396,176,145
CANDRIAM LUXEMBOURG	$252,682,615	$—	$252,682,615
THE VANGUARD GROUP, INC.	$240,728,381	$240,728,381	$—
STATE STREET GLOBAL ADVISORS	$200,103,193	$200,103,193	$—
GOLDPOINT PARTNERS	$124,508,779	$—	$124,508,779
AUSBIL INVESTMENT MANAGEMENT LIMITED	$115,813,081	$—	$115,813,081
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$86,357,780	$—	$86,357,780
NEW YORK LIFE INVESTMENT MANAGEMENT LLC	$55,170,626	$55,170,626	$—
MACKAY SHIELDS LLC	$49,438,593	$—	$49,438,593
TCW	$34,710,903	$—	$34,710,903

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.3%
Commercial	$306,245,000	0.2%
Commercial	$247,100,000	0.2%
Commercial	$228,900,000	0.2%
Commercial	$220,890,000	0.2%
Commercial	$205,476,020	0.2%
Commercial	$183,592,539	0.1%
Commercial	$175,114,096	0.1%
Commercial	$159,000,000	0.1%
Commercial	$155,699,999	0.1%
86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$425,252,242	0.3%
Mortgage loans over 90 days past due	$2,456,800	—%
Mortgage loans in the process of foreclosure	$70,483,181	0.1%
Mortgage loans foreclosed	$39,978,973	—%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$69,828,182	0.1%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$167,134,636	0.1%	$—	—%
71% to 80%	$359,676	—%	$1,070,273,026	0.9%	$—	—%
Below 70%	$9,551,824	—%	$13,638,121,552	11.0%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$594,252,138	0.5%	$671,315,646	$617,334,746	$610,306,021
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$252,333,000	0.2%	$338,383,000	$216,285,000	$210,206,000
Dollar repurchase agreements	$827,313	—%	$—	$155,186	$257,646
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$28,671,128	—%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,412,941	0.1%	$106,071,578	$105,086,427	$103,674,634
Income generation	$—	—%	$—	$—	$—
Replications	$12,632,294	—%	$10,390,153	$9,879,730	$8,889,548
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$568,974	—%	$995,785	$742,005	$634,401
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1. Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:__________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] NA [ X ]

2.Has New York Life Insurance and Annuity Corporation reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.Does New York Life Insurance and Annuity Corporation have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS (continued)
4.Has New York Life Insurance and Annuity Corporation reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response	Identify reinsurance contract(s)	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

5.Has New York Life Insurance and Annuity Corporation ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] NA [ ]

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] NA [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:__________

90